UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 343-1113

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2008 through February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2009

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	59
Financial Highlights	62
Notes to Financial Statements	64
Report of Independent Registered Public Accounting Firm	72
Trustees	73
Officers	74
Schedule of Shareholder Expenses	75
Board Approval of Investment Advisory Agreements	76
Tax Letter	78

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
MARCH 20, 2009 (Unaudited)

Dear Shareholder:

Just when some may have hoped that the arrival of spring would carry with it the promise of an early economic recovery, daily headlines remind us that we are still experiencing the chill of an extraordinary financial crisis having a significant impact on the real economy. Dismal unemployment reports, continued pressure on housing markets, and declines in gross domestic product presented a number of risks to our economy. Although there were a few modest signs of recovery, we have a long way to go before we fully emerge from this crisis.

“While it’s difficult to provide much evidence that the financial markets and the economy are stabilizing, some financial stresses that originally triggered this economic slide have abated somewhat.”

The federal government acted boldly to jump start our economy by passing a broad monetary stimulus package, but it is likely that additional measures, including actions to increase the transparency of financial losses and to remove toxic assets from banks’ balance sheets, will be necessary to move closer to recovery. As investor Warren Buffet remarked recently, “We’re in an economic war, and we’ve got to focus all of our resources to win it.”

While it’s difficult to provide much evidence that the financial markets and the economy are stabilizing, some financial stresses that originally triggered this economic slide have abated somewhat. For example, although the stock market is down very sharply from the start of 2009, volatility — while still double its normal levels — is about half as intense as it was three months after the Lehman Brothers collapse. Thanks in part to intensive government intervention, the spread between LIBOR and Treasury rates has narrowed, showing a measure of increased confidence among market participants. There were other signs of improvement in the commercial paper and credit markets.

Government bond buying pushes yields even lower

In an effort to lower long-term interest rates, the Federal Reserve (Fed) announced plans to buy an additional $750 billion in agency mortgage-backed securities, $100 billion in agency debt and, most notably, $300 billion in longer-term U.S. Treasury bonds. In response, the yield on 10-year Treasuries fell to 2.51% from above 3% the day before — the biggest one-day decline since the 1987 stock market crash.

Prior to the Fed’s announcement, U.S. Treasuries had already begun to lose some of their luster, due mainly to rising supply and a modest, yet gathering enthusiasm for non-government fixed income securities. For the year-to-date period ended February 28, 2009, U.S. Treasury bonds lost 3.43%, after gaining 13.74% last year. From December 31, 2008 to February 28, 2009, they underperformed U.S. mortgage-backed securities, which returned 0.77%, and municipal bonds, with a return of 4.21%. As of February 28, the 30-year Treasury bond closed at 3.71%, the 10-year Treasury bond closed at 3.02%, and the 3-year note closed at 1.40%.

Equity indexes continue to tumble

U.S. equities continued their record of substantial declines for the 12-months ended February 28, 2009. Among U.S. benchmarks, the Dow Jones Industrial Average, the S&P 500 Index and NASDAQ Composite Index returned –41%, –43% and –39% for the same period, respectively. According to the Russell Indexes, mid-cap stocks underperformed their small and large-cap stock counterparts (–47%, compared to –44% and –42% for large and small caps, respectively), while value equities fell more than their growth peers across all capitalization categories.

A disciplined approach to investing

Despite market volatility, we remain committed to our goal of reducing portfolio risk through our investment approach that emphasizes style purity, informed and disciplined security selection, and diversification. Above all, we seek investments that we expect to “behave” as anticipated within your broader portfolios.

While it may be tempting to leave your account statements unopened, I would encourage you to take a good, hard look at your asset allocation to ensure that it provides an appropriate level of risk exposure with respect to your financial goals. Your financial advisor can help you assess your risk tolerance and ensure that your portfolio is appropriately diversified among stocks, bonds, cash and other investments and offers the stability to withstand volatile market conditions.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence and trust. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch
President and CEO
J.P. Morgan Funds

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2009 (In Thousands)	$2,367,508
Primary Benchmark	Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index)
Average Credit Quality	AAA
Duration	5.1 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities,* returned 0.04%** for the 12 months ended February 28, 2009, compared to the 2.06% return for the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period. Dramatic changes in the financial services industry pushed Treasury yields lower throughout the year. In September 2008 alone, Fannie Mae and Freddie Mac, at risk of insolvency from losses on mortgage-related assets, were taken into conservatorship by the U.S. Treasury; Lehman Brothers filed for Chapter 11 bankruptcy; the Federal Reserve was forced to extend insurance giant AIG an $85 billion bridge loan; money market funds registered massive redemptions; and a number of financial institutions were acquired or turned into bank holding companies. The housing market continued to suffer and many non-agency mortgage securities experienced significant price declines and volatility. Non-U.S. Treasury securities generally performed better in January and February 2009 but did not recover nearly enough to overcome the decline in the prior 10 months of the period. These market conditions and events impacted the Fund’s performance.

The flight to quality that influenced the markets hurt the Fund. An underweight in Treasury securities hurt returns, as the Treasury market rallied throughout the period. An overweight in spread product (fixed income instruments that yield more than comparable U.S. Treasury securities) such as non-agency mortgage holdings also hindered results, as spreads widened over the period. Generally, when credit spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. Additionally, a slight overweight in asset-backed securities detracted from performance.

On the positive side, an underweight in commercial mortgage-backed securities contributed to performance, as this sector experienced dramatic credit spread-widening throughout the period. The Fund’s underweight in corporate debt also helped returns, as credit spread levels widened in this sector as well. Additionally, continued focus on well-structured, high-quality mortgage-backed securities (MBS), specifically agency collateralized mortgage obligations, aided results as these securities held up well compared to other credit spread sectors given the volatility experienced during the 12 months.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Fund’s sector allocations were slightly changed, but in line with our investment philosophy. We increased the overweight in MBS and maintained an underweight in agency debentures and corporate bonds relative to the index. The Fund selectively added to its exposure in spread sectors during the period, as opportunities arose. In terms of maturity structure, we moved to an overweight in the 0–1 year segment and maintained an underweight in the 30-year portion of the yield curve (a curve that shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time) relative to the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	53.7%
Corporate Bonds	16.8
U.S. Treasury Obligations	15.1
Mortgage Pass-Through Securities	9.9
Asset-Backed Securities	1.6
Commercial Mortgage-Backed Securities	1.3
Others (each less than 1.0%)	1.0
Short-Term Investment	0.6

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2009. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2009

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	0.04%	4.74%	4.03%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2009 (In Thousands)	$243,919
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index),* returned –43.42%** for the 12 months ended February 28, 2009, compared to the –43.32% return for the S&P 500 Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period. Consistent with its indexing strategy and investment objective, the Fund produced returns comparable to that of the benchmark S&P 500 Index. For the twelve-month period, U.S. large-cap equities provided investors with disappointing results. Key themes driving the market included: weakness in housing, bad mortgages, troubled financial companies, the credit crisis and a weak global economy.

High volatility was also a defining characteristic of the market during this time, as there were 19 days in which the S&P 500 Index had a daily move of at least 5%. Also newsworthy was the declaration by the National Bureau of Economic Research that the U.S. was in a recession. In response to the global economic environment, intervention by federal governments and central banks around the globe began to take place. However, time will be needed to implement these actions and to realize their impact.

At the sector level, all 10 sectors of the index were negative for the period. The two best-performing sectors were consumer staples and telecommunication services. The two worst-performing sectors were financials and industrials.

Q:	HOW WAS THE FUND MANAGED?

A:	In line with the objectives of an index strategy, the Fund attempted to provide investors with a pure benchmark exposure and zero active risk. The Fund was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Fund in strict conformity to benchmark weights. Changes to the composition and stock weightings in the index were implemented in a timely, efficient and low-cost manner. Fund exposures at the stock, sector and factor level were closely monitored to ensure that unintended active bets were not in place. The Fund was fully invested at all times in an effort to minimize market risk and eliminate cash drag on performance. Cash drag refers to the negative impact on performance from holding cash in the Fund, when equities produce higher returns than cash. Typically, the Fund was 99.0% invested in common stocks and 1.0% invested in equitized cash. Cash was equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	5.3%
2.	Procter & Gamble Co.	2.2
3.	AT&T, Inc.	2.1
4.	Johnson & Johnson	2.1
5.	International Business Machines Corp.	1.9
6.	Microsoft Corp.	1.9
7.	Chevron Corp.	1.9
8.	Wal-Mart Stores, Inc.	1.7
9.	General Electric Co.	1.4
10.	Cisco Systems, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR***

Information Technology	17.1%
Health Care	15.3
Energy	13.6
Consumer Staples	13.1
Financials	9.6
Industrials	9.6
Consumer Discretionary	8.2
Utilities	4.4
Telecommunication Services	4.0
Materials	3.1
Others (each less than 1.0%)	0.1
Short-Term Investments	1.9

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund. The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2009. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2009

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	(43.42)%	(15.21)%	(9.67)%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 28, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2009 (In Thousands)	$287,529
Primary Benchmark	Barclays Capital Intermediate U.S. Government/Credit Index (formerly Lehman Brothers Intermediate U.S. Government/ Credit Index)
Average Credit Quality	AA1
Duration	3.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities,* returned 1.40%** for the 12 months ended February 28, 2009, compared to the 0.99% return for the Barclays Capital Intermediate U.S. Government/Credit Index (formerly Lehman Brothers Intermediate U.S. Government/Credit Index) for the same period.

Q.	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. Dramatic changes in the financial services industry pushed Treasury yields lower throughout the year. In September 2008 alone, Fannie Mae and Freddie Mac, at risk of insolvency from losses on mortgage-related assets, were taken into conservatorship by the U.S. Treasury; Lehman Brothers filed for Chapter 11 bankruptcy; the Federal Reserve was forced to extend insurance giant AIG an $85 billion bridge loan; money market funds registered massive redemptions; and a number of financial institutions were acquired or turned into bank holding companies. The housing market continued to suffer and many non-agency mortgage securities experienced significant price declines and volatility. Non-U.S. Treasury securities generally performed better in January and February 2009 but did not recover nearly enough to overcome the decline in the prior 10 months of the period. These market conditions and events impacted the Fund’s performance.

Security selection in the mortgage-backed security (MBS) sector, specifically agency collateralized-mortgage obligations, contributed to performance, as these securities offered better returns than corporate debt securities during the period. An underweight in certain parts of the credit sector, including utilities and industrials, also aided results, as credit spreads widened dramatically. Generally, when credit spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries.

On the negative side, the flight to quality that influenced the markets hurt the Fund. An underweight in Treasury securities detracted from performance, as Treasury debt rallied across the yield curve throughout the year. An overweight in certain spread products (fixed income instruments that yield more than comparable U.S. Treasury securities), such as non-agency mortgage holdings, also hindered results, as credit spreads widened over the period. Additionally, the Fund’s positioning in asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) hurt returns, as these sectors were under considerable pressure. The benchmark did not hold ABS or CMBS.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Fund’s sector allocations were slightly changed, but in line with our investment philosophy. We increased the overweight in MBS and maintained an underweight in agency debentures and corporate bonds relative to the index. The Fund selectively added to its exposure in spread sectors (securities not issued by the Treasury) during the period, as opportunities arose.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	40.6%
Corporate Bonds	22.9
Mortgage Pass-Through Securities	15.1
U.S. Treasury Obligations	12.2
Asset-Backed Securities	2.4
Commercial Mortgage-Backed Securities	1.6
U.S. Government Agency Securities	1.1
Short-Term Investment	4.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2009. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2009

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	1.40%	5.17%	4.27%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.7%
	Asset-Backed Securities — 1.6%
1,326	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	1,328
	AmeriCredit Automobile Receivables Trust,
980	Series 2005-BM, Class A4, VAR, 0.525%, 05/06/12	878
1,739	Series 2006-BG, Class A3, 5.210%, 10/06/11	1,705
5,105	Series 2006-BG, Class A4, 5.210%, 09/06/13	4,152
960	Series 2007-CM, Class A3B, VAR, 0.475%, 05/07/12	880
550	Series 2008-AF, Class A4, 6.960%, 10/14/14	453
1,185	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.844%, 04/25/36 (i)	742
2,429	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	2,378
46	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.050%, 03/15/10	46
	Citibank Credit Card Issuance Trust,
3,290	Series 2002-C2, Class C2, 6.950%, 02/18/14	2,363
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	678
898	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.854%, 12/25/33	681
700	CNH Equipment Trust, Series 2008-B, Class A4A, 5.600%, 11/17/14	649
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.074%, 10/25/34 (i)	276
678	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	551
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	967
300	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.574%, 12/25/36	212
	Ford Credit Auto Owner Trust,
2,500	Series 2006-B, Class A4, 5.250%, 09/15/11	2,419
1,400	Series 2007-B, Class A3A, 5.150%, 11/15/11	1,366
579	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	362
717	Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	702
6,470	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	6,426
400	Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.674%, 03/25/36	203
	Long Beach Mortgage Loan Trust,
650	Series 2006-8, Class 2A2, VAR, 0.564%, 09/25/36	295
1,502	Series 2006-WL2, Class 2A3, VAR, 0.674%, 01/25/36	1,007
207	MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.514%, 08/25/36	197
	MBNA Credit Card Master Note Trust,
2,074	Series 2002-C1, Class C1, 6.800%, 07/15/14	1,223
866	Series 2003-C1, Class C1, VAR, 2.161%, 06/15/12	659
1,552	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	1,365
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	494
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	204
811	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	502
57	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.350%, 02/22/11	57
846	WFS Financial Owner Trust, Series 2005-1, Class A4, 3.870%, 08/17/12	839
	Total Asset-Backed Securities (Cost $43,962)	37,259
	Collateralized Mortgage Obligations — 53.3%
	Agency CMO — 41.1%
2,899	Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	3,029
549	Federal Home Loan Mortgage Corp. – Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	554
	Federal Home Loan Mortgage Corp. REMICS,
77	Series 11, Class D, 9.500%, 07/15/19	82
27	Series 22, Class C, 9.500%, 04/15/20	28
39	Series 23, Class F, 9.600%, 04/15/20	42
1	Series 41, Class I, HB, 84.000%, 05/15/20	1
4	Series 47, Class F, 10.000%, 06/15/20	4
15	Series 99, Class Z, 9.500%, 01/15/21	16
—(h)	Series 204, Class E, HB, IF, 1,789.037%, 05/15/23	1
—(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
15	Series 1065, Class J, 9.000%, 04/15/21	17
5	Series 1079, Class S, HB, IF, 32.300%, 05/15/21	6

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
23	Series 1084, Class F, VAR, 1.450%, 05/15/21	23
16	Series 1084, Class S, HB, IF, 42.975%, 05/15/21	16
26	Series 1116, Class I, 5.500%, 08/15/21	26
27	Series 1144, Class KB, 8.500%, 09/15/21	27
—(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1	Series 1196, Class B, HB, IF , 1,138.011%, 01/15/22	19
152	Series 1212, Class IZ, 8.000%, 02/15/22	156
42	Series 1250, Class J, 7.000%, 05/15/22	45
58	Series 1343, Class LA, 8.000%, 08/15/22	63
73	Series 1343, Class LB, 7.500%, 08/15/22	73
127	Series 1370, Class JA, VAR, 1.650%, 09/15/22	126
128	Series 1455, Class WB, IF, 4.425%, 12/15/22	116
584	Series 1466, Class PZ, 7.500%, 02/15/23	612
10	Series 1470, Class F, VAR, 3.757%, 02/15/23	10
719	Series 1498, Class I, VAR, 1.650%, 04/15/23	719
875	Series 1502, Class PX, 7.000%, 04/15/23	911
120	Series 1505, Class Q, 7.000%, 05/15/23	125
285	Series 1518, Class G, IF, 8.555%, 05/15/23	282
98	Series 1541, Class M, IF, 16.651%, 07/15/23	111
267	Series 1541, Class O, VAR, 2.220%, 07/15/23	259
98	Series 1558, Class D, 6.500%, 07/15/23	100
25	Series 1570, Class F, VAR, 4.257%, 08/15/23	25
909	Series 1573, Class PZ, 7.000%, 09/15/23	953
594	Series 1591, Class PV, 6.250%, 10/15/23	626
59	Series 1595, Class D, 7.000%, 10/15/13	62
188	Series 1596, Class D, 6.500%, 10/15/13	194
27	Series 1602, Class SA, IF, 21.125%, 10/15/23	30
37	Series 1607, Class SA, IF, 14.920%, 10/15/13	40
2,566	Series 1608, Class L, 6.500%, 09/15/23	2,727
859	Series 1609, Class LG, IF, 16.250%, 11/15/23	925
163	Series 1611, Class JA, VAR, 1.625%, 08/15/23	164
155	Series 1611, Class JB, IF, 20.835%, 08/15/23	162
856	Series 1638, Class H, 6.500%, 12/15/23	923
1,111	Series 1642, Class PJ, 6.000%, 11/15/23	1,160
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	14
38	Series 1685, Class Z, 6.000%, 11/15/23	39
18	Series 1686, Class SH, IF, 18.112%, 02/15/24	22
377	Series 1695, Class EB, 7.000%, 03/15/24	393
1	Series 1698, Class SC, IF, 12.651%, 03/15/09	1
75	Series 1699, Class FC, VAR, 1.100%, 03/15/24	73
328	Series 1700, Class GA, PO, 02/15/24	280
943	Series 1706, Class K, 7.000%, 03/15/24	1,005
34	Series 1709, Class FA, VAR, 1.710%, 03/15/24	33
75	Series 1745, Class D, 7.500%, 08/15/24	79
2,328	Series 1760, Class ZD, VAR, 2.060%, 02/15/24	2,336
896	Series 1798, Class F, 5.000%, 05/15/23	915
14	Series 1807, Class G, 9.000%, 10/15/20	15
259	Series 1829, Class ZB, 6.500%, 03/15/26	275
39	Series 1844, Class E, 6.500%, 10/15/13	41
267	Series 1863, Class Z, 6.500%, 07/15/26	279
39	Series 1865, Class D, PO, 02/15/24	28
160	Series 1890, Class H, 7.500%, 09/15/26	170
463	Series 1899, Class ZE, 8.000%, 09/15/26	467
26	Series 1935, Class FL, VAR, 1.200%, 02/15/27	26
350	Series 1963, Class Z, 7.500%, 01/15/27	360
55	Series 1970, Class PG, 7.250%, 07/15/27	60
530	Series 1981, Class Z, 6.000%, 05/15/27	553
240	Series 1987, Class PE, 7.500%, 09/15/27	240
523	Series 2019, Class Z, 6.500%, 12/15/27	555
230	Series 2025, Class PE, 6.300%, 01/15/13	234
188	Series 2033, Class SN, IF, IO, 19.051%, 03/15/24	95
515	Series 2038, Class PN, IO, 7.000%, 03/15/28	57
913	Series 2040, Class PE, 7.500%, 03/15/28	935
208	Series 2043, Class CJ, 6.500%, 04/15/28	218
690	Series 2054, Class PV, 7.500%, 05/15/28	738
366	Series 2055, Class OE, 6.500%, 05/15/13	380
1,628	Series 2075, Class PH, 6.500%, 08/15/28	1,718
1,790	Series 2075, Class PM, 6.250%, 08/15/28	1,884
949	Series 2086, Class GB, 6.000%, 09/15/28	996
621	Series 2089, Class PJ, IO, 7.000%, 10/15/28	87
2,972	Series 2095, Class PE, 6.000%, 11/15/28	3,127
866	Series 2102, Class TC, 6.000%, 12/15/13	903
573	Series 2102, Class TU, 6.000%, 12/15/13	599
2,264	Series 2115, Class PE, 6.000%, 01/15/14	2,360
967	Series 2125, Class JZ, 6.000%, 02/15/29	1,014
174	Series 2132, Class SB, IF, 28.763%, 03/15/29	209
131	Series 2134, Class PI, IO, 6.500%, 03/15/19	17
62	Series 2135, Class UK, IO, 6.500%, 03/15/14	6
883	Series 2136, Class PG, 6.000%, 03/15/29	927
86	Series 2141, Class IO, IO, 7.000%, 04/15/29	12
182	Series 2163, Class PC, IO, 7.500%, 06/15/29	27
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,595
942	Series 2172, Class QC, 7.000%, 07/15/29	1,010
1,145	Series 2176, Class OJ, 7.000%, 08/15/29	1,202
105	Series 2189, Class SA, IF, 17.431%, 02/15/28	109
513	Series 2201, Class C, 8.000%, 11/15/29	545

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
400	Series 2209, Class TC, 8.000%, 01/15/30	421
620	Series 2210, Class Z, 8.000%, 01/15/30	664
181	Series 2224, Class CB, 8.000%, 03/15/30	189
468	Series 2230, Class Z, 8.000%, 04/15/30	493
373	Series 2234, Class PZ, 7.500%, 05/15/30	389
289	Series 2247, Class Z, 7.500%, 08/15/30	320
413	Series 2256, Class MC, 7.250%, 09/15/30	433
894	Series 2259, Class ZM, 7.000%, 10/15/30	937
31	Series 2261, Class ZY, 7.500%, 10/15/30	32
112	Series 2262, Class Z, 7.500%, 10/15/30	116
899	Series 2271, Class PC, 7.250%, 12/15/30	921
1,555	Series 2283, Class K, 6.500%, 12/15/23	1,670
556	Series 2296, Class PD, 7.000%, 03/15/31	583
166	Series 2306, Class K, PO, 05/15/24	148
392	Series 2306, Class SE, IF, IO, 8.040%, 05/15/24	48
589	Series 2313, Class LA, 6.500%, 05/15/31	625
123	Series 2323, Class VO, 6.000%, 10/15/22	123
1,122	Series 2325, Class PM, 7.000%, 06/15/31	1,217
2,742	Series 2344, Class QG, 6.000%, 08/15/16	2,869
6,674	Series 2344, Class ZD, 6.500%, 08/15/31	7,089
567	Series 2344, Class ZJ, 6.500%, 08/15/31	602
586	Series 2345, Class NE, 6.500%, 08/15/31	620
728	Series 2345, Class PQ, 6.500%, 08/15/16	773
795	Series 2351, Class PZ, 6.500%, 08/15/31	844
6,522	Series 2353, Class AZ, 6.000%, 09/15/31	6,865
986	Series 2353, Class TD, 6.000%, 09/15/16	1,040
805	Series 2355, Class BP, 6.000%, 09/15/16	847
464	Series 2359, Class PM, 6.000%, 09/15/16	487
1,479	Series 2359, Class ZB, 8.500%, 06/15/31	1,597
1,524	Series 2360, Class PG, 6.000%, 09/15/16	1,594
382	Series 2363, Class PF, 6.000%, 09/15/16	401
684	Series 2366, Class MD, 6.000%, 10/15/16	711
1,117	Series 2367, Class ME, 6.500%, 10/15/31	1,185
2,694	Series 2391, Class QR, 5.500%, 12/15/16	2,805
551	Series 2391, Class VQ, 6.000%, 10/15/12	569
416	Series 2392, Class PV, 6.000%, 12/15/20	419
924	Series 2394, Class MC, 6.000%, 12/15/16	972
1,403	Series 2399, Class OH, 6.500%, 01/15/32	1,490
2,202	Series 2399, Class TH, 6.500%, 01/15/32	2,337
2,020	Series 2410, Class NG, 6.500%, 02/15/32	2,146
564	Series 2410, Class OE, 6.375%, 02/15/32	596
1,561	Series 2410, Class QS, IF, 18.317%, 02/15/32	1,477
502	Series 2410, Class QX, IF, IO, 8.195%, 02/15/32	54
1,366	Series 2412, Class SP, IF, 15.190%, 02/15/32	1,410
2,774	Series 2420, Class XK, 6.500%, 02/15/32	2,945
1,095	Series 2423, Class MC, 7.000%, 03/15/32	1,174
1,152	Series 2423, Class MT, 7.000%, 03/15/32	1,236
872	Series 2425, Class OB, 6.000%, 03/15/17	918
2,260	Series 2430, Class WF, 6.500%, 03/15/32	2,411
1,679	Series 2434, Class TC, 7.000%, 04/15/32	1,804
565	Series 2435, Class CJ, 6.500%, 04/15/32	609
1,884	Series 2435, Class VH, 6.000%, 07/15/19	1,970
1,450	Series 2436, Class MC, 7.000%, 04/15/32	1,557
1,031	Series 2444, Class ES, IF, IO, 7.495%, 03/15/32	96
647	Series 2450, Class GZ, 7.000%, 05/15/32	678
825	Series 2450, Class SW, IF, IO, 7.545%, 03/15/32	82
153	Series 2454, Class BG, 6.500%, 08/15/31	154
3,791	Series 2455, Class GK, 6.500%, 05/15/32	4,045
689	Series 2458, Class QE, 5.500%, 06/15/17	717
2,808	Series 2460, Class VZ, 6.000%, 11/15/29	2,884
1,639	Series 2462, Class JG, 6.500%, 06/15/32	1,750
1,907	Series 2466, Class PG, 6.500%, 04/15/32	1,994
942	Series 2466, Class PH, 6.500%, 06/15/32	1,017
1,677	Series 2474, Class NR, 6.500%, 07/15/32	1,784
362	Series 2480, Class PV, 6.000%, 07/15/11	374
2,078	Series 2484, Class LZ, 6.500%, 07/15/32	2,225
327	Series 2498, Class UD, 5.500%, 06/15/16	330
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,374
317	Series 2503, Class BH, 5.500%, 09/15/17	331
1,602	Series 2508, Class AQ, 5.500%, 10/15/17	1,671
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,168
768	Series 2513, Class TG, 6.000%, 02/15/32	790
1,374	Series 2513, Class YO, PO,02/15/32	1,251
3,181	Series 2515, Class DE, 4.000%, 03/15/32	3,202
1,110	Series 2518, Class PX, 5.500%, 09/15/13	1,158
300	Series 2519, Class BT, 8.500%, 09/15/31	318
217	Series 2521, Class PU, 5.500%, 05/15/10	220
1,507	Series 2527, Class VU, 5.500%, 10/15/13	1,544
1,599	Series 2535, Class BK, 5.500%, 12/15/22	1,671
2,260	Series 2537, Class TE, 5.500%, 12/15/17	2,367
578	Series 2541, Class GX, 5.500%, 02/15/17	588
1,884	Series 2543, Class YX, 6.000%, 12/15/32	1,964
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,548
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,645
1,158	Series 2565, Class MB, 6.000%, 05/15/30	1,189
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,548

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
384	Series 2571, Class SK, HB, IF, 32.538%, 09/15/23	516
3,767	Series 2575, Class ME, 6.000%, 02/15/33	3,936
1,519	Series 2586, Class WI, IO, 6.500%, 03/15/33	195
2,000	Series 2587, Class WX, 5.000%, 03/15/18	2,063
3,809	Series 2591, Class WI, IO, 5.500%, 02/15/30	250
1,225	Series 2594, Class VA, 6.000%, 03/15/14	1,252
2,204	Series 2594, Class VP, 6.000%, 02/15/14	2,237
3,540	Series 2594, Class VQ, 6.000%, 08/15/20	3,685
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,437
4,171	Series 2597, Class DS, IF, IO, 7.095%, 02/15/33	274
5,383	Series 2599, Class DS, IF, IO, 6.545%, 02/15/33	380
6,973	Series 2610, Class DS, IF, IO, 6.645%, 03/15/33	546
6,793	Series 2611, Class SH, IF, IO, 7.195%, 10/15/21	584
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,142
4,877	Series 2617, Class AK, 4.500%, 05/15/18	4,855
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,718
268	Series 2619, Class HR, 3.500%, 11/15/31	265
1,031	Series 2619, Class IM, IO, 5.000%, 10/15/21	91
535	Series 2624, Class IU, IO, 5.000%, 06/15/33	43
7,371	Series 2626, Class NS, IF, IO, 6.095%, 06/15/23	597
856	Series 2628, Class WA, 4.000%, 07/15/28	861
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,291
1,574	Series 2636, Class Z, 4.500%, 06/15/18	1,592
1,918	Series 2637, Class SA, IF, IO, 5.645%, 06/15/18	164
169	Series 2638, Class DS, IF, 8.145%, 07/15/23	158
2,184	Series 2638, Class SA, IF, IO, 6.645%, 11/15/16	132
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	133
5,358	Series 2640, Class UP, IO, 5.000%, 01/15/32	502
566	Series 2640, Class UR, IO, 4.500%, 08/15/17	32
451	Series 2643, Class HI, IO, 4.500%, 12/15/16	24
1,727	Series 2650, Class PO, PO, 12/15/32	1,426
5,725	Series 2650, Class SO, PO,12/15/32	4,722
2,620	Series 2651, Class VZ, 4.500%, 07/15/18	2,647
1,232	Series 2656, Class SH, IF, 20.235%, 02/15/25	1,335
568	Series 2663, Class EO, PO, 08/15/33	459
3,144	Series 2668, Class SB, IF, 6.795%, 10/15/15	3,128
1,884	Series 2672, Class ME, 5.000%, 11/15/22	1,926
617	Series 2672, Class SJ, IF, 6.751%, 09/15/16	605
5,760	Series 2675, Class CK, 4.000%, 09/15/18	5,703
2,430	Series 2682, Class YS, IF, 8.381%, 10/15/33	1,962
196	Series 2683, Class VA, 5.500%, 02/15/21	201
16,500	Series 2684, Class PO, PO, 01/15/33	12,356
3,014	Series 2684, Class TO, PO, 10/15/33	2,175
1,035	Series 2686, Class GB, 5.000%, 05/15/20	1,056
2,685	Series 2686, Class NS, IF, IO, 7.145%, 10/15/21	236
832	Series 2686, Class SO, IF, 13.290%, 07/15/26	842
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,557
1,807	Series 2691, Class WS, IF, 8.317%, 10/15/33	1,355
838	Series 2692, Class SC, IF, 12.377%, 07/15/33	797
1,892	Series 2695, Class DE, 4.000%, 01/15/17	1,912
605	Series 2696, Class CO, PO, 10/15/18	483
472	Series 2696, Class SM, IF, 13.290%, 12/15/26	484
372	Series 2700, Class S, IF, 8.317%, 11/15/33	308
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,227
1,217	Series 2705, Class SC, IF, 8.317%, 11/15/33	945
2,298	Series 2705, Class SD, IF, 8.415%, 11/15/33	2,037
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,738
3,014	Series 2716, Class UN, 4.500%, 12/15/23	2,972
1,637	Series 2720, Class PC, 5.000%, 12/15/23	1,674
167	Series 2721, Class PI, IO, 5.000%, 05/15/16	—	(h)
7,722	Series 2727, Class BS, IF, 8.393%, 01/15/34	6,021
269	Series 2727, Class PO, PO, 01/15/34	220
51	Series 2733, Class GF, VAR, 0.000%, 09/15/33	45
844	Series 2739, Class S, IF, 11.090%, 01/15/34	699
1,020	Series 2744, Class FE, VAR, 0.000%, 02/15/34	771
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,795
3,332	Series 2744, Class TU, 5.500%, 05/15/32	3,394
2,445	Series 2751, Class BA, 4.000%, 10/15/18	2,412
789	Series 2753, Class S, IF, 11.090%, 02/15/34	646
3,470	Series 2755, Class PA, PO, 02/15/29	3,114
2,228	Series 2755, Class SA, IF, 13.290%, 05/15/30	2,239
1,519	Series 2762, Class LO, PO, 03/15/34	1,236
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,021
838	Series 2766, Class SX, IF, 15.263%, 03/15/34	697
705	Series 2769, Class PO, PO, 03/15/34	583
455	Series 2771, Class FG, VAR, 0.000%, 03/15/34	295
2,137	Series 2776, Class SK, IF, 8.393%, 04/15/34	1,702
1,506	Series 2777, Class OM, PO, 12/15/32	1,215
300	Series 2777, Class SX, IF, 11.352%, 04/15/34	252
707	Series 2778, Class BS, IF, 14.612%, 04/15/34	679
7,181	Series 2778, Class US, IF, IO, 6.745%, 06/15/33	528

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
854	Series 2780, Class JG, 4.500%, 04/15/19	855
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,265
1,812	Series 2809, Class UB, 4.000%, 09/15/17	1,824
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,462
255	Series 2827, Class SQ, IF, 7.500%, 01/15/19	232
2,625	Series 2827, Class XO, PO, 01/15/23	2,216
423	Series 2835, Class QO, PO, 12/15/32	336
689	Series 2838, Class FQ, VAR, 0.905%, 08/15/34	674
2,370	Series 2840, Class JO, PO, 06/15/23	2,085
64	Series 2841, Class GO, PO, 08/15/34	61
919	Series 2841, Class YA, 5.500%, 07/15/27	934
927	Series 2846, Class PO, PO, 08/15/34	842
571	Series 2849, Class PO, PO, 08/15/34	546
2,541	Series 2850, Class SN, IO, IF, 6.695%, 09/15/18	187
1,319	Series 2870, Class KC, 4.250%, 05/15/18	1,335
3,000	Series 2872, Class JE, 4.500%, 02/15/18	3,061
152	Series 2888, Class SL, IF, 11.490%, 11/15/34	144
1,145	Series 2890, Class DO, PO, 11/15/34	986
3,137	Series 2934, Class EC, PO, 02/15/20	2,870
626	Series 2934, Class EN, PO, 02/15/18	593
2,614	Series 2934, Class HI, IO, 5.000%, 02/15/20	286
2,593	Series 2934, Class KI, IO, 5.000%, 02/15/20	277
325	Series 2949, Class GU, IF, 44.962%, 03/15/35	340
273	Series 2958, Class KB, 5.500%, 04/15/35	274
856	Series 2958, Class QD, 4.500%, 04/15/20	873
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,493
8,562	Series 2971, Class GB, 5.000%, 11/15/16	8,812
856	Series 2971, Class GC, 5.000%, 07/15/18	879
942	Series 2975, Class KO, PO, 05/15/35	837
1,117	Series 2989, Class PO, PO, 06/15/23	980
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,154
530	Series 3007, Class AI, IO, 5.500%, 07/15/24	45
463	Series 3014, Class OD, PO, 08/15/35	352
615	Series 3022, Class OH, PO, 08/15/35	579
572	Series 3044, Class VO, PO, 10/15/35	485
5,976	Series 3047, Class OB, 5.500%, 12/15/33	6,204
944	Series 3047, Class OD, 5.500%, 10/15/35	946
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,091
2,141	Series 3064, Class OB, 5.500%, 07/15/29	2,223
1,035	Series 3068, Class AO, PO, 01/15/35	981
750	Series 3068, Class MO, PO, 01/15/23	667
2,615	Series 3068, Class QB, 4.500%, 06/15/20	2,655
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,150
4,094	Series 3100, Class MA, VAR, 7.324%, 12/15/35	3,811
330	Series 3101, Class EA, 6.000%, 06/15/20	331
767	Series 3102, Class HS, 22.898%, 01/15/36	919
3,646	Series 3117, Class EO, PO, 02/15/36	2,962
2,382	Series 3117, Class OK, PO, 02/15/36	1,933
2,536	Series 3118, Class DM, 5.000%, 02/15/24	2,492
108	Series 3122, Class ZB, 6.000%, 03/15/36	108
781	Series 3134, Class PO, PO, 03/15/36	671
3,962	Series 3138, Class PO, PO, 04/15/36	3,433
361	Series 3149, Class SO, PO, 05/15/36	321
2,801	Series 3150, Class PO, PO, 05/15/36	2,292
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,128
1,591	Series 3152, Class MO, PO, 03/15/36	1,284
1,715	Series 3158, Class LX, VAR, 0.000%, 05/15/36	1,514
491	Series 3164, Class CF, VAR, 0.000%, 04/15/33	431
396	Series 3171, Class MO, PO, 06/15/36	356
4,687	Series 3179, Class OA, PO, 07/15/36	3,832
755	Series 3189, Class SN, IF, 17.469%, 11/15/35	782
2,257	Series 3211, Class SO, PO, 09/15/36	1,977
1,546	Series 3218, Class AO, PO, 09/15/36	1,393
4,801	Series 3232, Class ST, IF, IO, 6.245%, 10/15/36	347
1,555	Series 3233, Class OP, PO, 05/15/36	1,254
1,561	Series 3256, Class PO, PO, 12/15/36	1,403
5,200	Series 3260, Class CS, IF, IO, 5.685%, 01/15/37	421
1,710	Series 3261, Class OA, PO, 01/15/37	1,541
2,275	Series 3274, Class JO, PO, 02/15/37	1,985
1,517	Series 3275, Class FL, VAR, 0.895%, 02/15/37	1,483
5,941	Series 3290, Class SB, IF, IO, 5.995%, 03/15/37	429
797	Series 3318, Class AO, PO, 05/15/37	709
—(h)	Series 3318, Class EO, PO, 05/15/37	—	(h)
2,706	Series 3331, Class PO, PO, 06/15/37	2,227
2,200	Series 3334, Class MC, 5.000%, 04/15/33	2,238
5,061	Series 3424, Class PI, IF, IO, 6.345%, 04/15/38	392
21,640	Series 3430, Class AI, IO, 1.417%, 09/15/12	333
4,773	Series 3481, Class SJ, IF, IO, 5.395%, 08/15/38	306
12,279	Series 3505, Class SA, IF, IO, 5.545%, 01/15/39	793
	Federal Home Loan Mortgage Corp. STRIPS,
7	Series 134, Class B, IO, 9.000%, 04/01/22	2
7,213	Series 233, Class 11, IO, 5.000%, 09/15/35	887
2,100	Series 243, Class 16, IO, 4.500%, 11/15/20	238
4,537	Series 243, Class 17, IO, 4.500%, 12/15/20	501

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
884	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	934
552	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	583
2,835	Series T-54, Class 2A, 6.500%, 02/25/43	2,908
956	Series T-54, Class 3A, 7.000%, 02/25/43	987
422	Series T-58, Class A, PO, 09/25/43	330
969	Series T-59, Class 1AP, PO, 10/25/43	787
5,049	Federal Home Loan Mortgage Corps. REMICS, Series 2464, Class SI, IO, IF, 7.545%, 02/15/32	500
	Federal National Mortgage Association REMICS,
17	Series 1988-7, Class Z, 9.250%, 04/25/18	19
40	Series 1989-70, Class G, 8.000%, 10/25/19	43
14	Series 1989-78, Class H, 9.400%, 11/25/19	16
25	Series 1989-83, Class H, 8.500%, 11/25/19	27
28	Series 1989-89, Class H, 9.000%, 11/25/19	29
22	Series 1990-1, Class D, 8.800%, 01/25/20	25
4	Series 1990-60, Class K, 5.500%, 06/25/20	4
8	Series 1990-63, Class H, 9.500%, 06/25/20	9
8	Series 1990-93, Class G, 5.500%, 08/25/20	9
—(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	3
—(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
37	Series 1990-102, Class J, 6.500%, 08/25/20	39
58	Series 1990-120, Class H, 9.000%, 10/25/20	65
5	Series 1990-134, Class SC, IF, 20.850%, 11/25/20	6
—(h)	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	6
—(h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	1
25	Series 1991-24, Class Z, 5.000%, 03/25/21	25
15	Series 1992-38, Class Z, 7.500%, 02/25/22	15
5	Series 1992-101, Class J, 7.500%, 06/25/22	5
140	Series 1992-136, Class PK, 6.000%, 08/25/22	148
100	Series 1992-143, Class MA, 5.500%, 09/25/22	104
266	Series 1992-163, Class M, 7.750%, 09/25/22	291
488	Series 1992-188, Class PZ, 7.500%, 10/25/22	516
197	Series 1993-21, Class KA, 7.700%, 03/25/23	216
284	Series 1993-25, Class J, 7.500%, 03/25/23	310
75	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	85
117	Series 1993-62, Class SA, IF, 14.100%, 04/25/23	134
62	Series 1993-165, Class SD, IF, 9.006%, 09/25/23	60
134	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	148
234	Series 1993-167, Class GA, 7.000%, 09/25/23	241
90	Series 1993-179, Class SB, IF, 17.688%, 10/25/23	105
60	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	62
341	Series 1993-199, Class FA, VAR, 1.050%, 10/25/23	338
171	Series 1993-205, Class H, PO, 09/25/23	140
302	Series 1993-220, Class SG, IF, 15.000%, 11/25/13	317
240	Series 1993-225, Class UB, 6.500%, 12/25/23	247
70	Series 1993-230, Class FA, VAR, 1.100%, 12/25/23	69
263	Series 1993-247, Class FE, VAR, 1.500%, 12/25/23	263
122	Series 1993-247, Class SU, IF, 10.193%, 12/25/23	137
477	Series 1993-250, Class Z, 7.000%, 12/25/23	504
1,552	Series 1993-257, Class C, PO, 06/25/23	1,415
—(h)	Series 1994-33, Class F, VAR, 0.900%, 03/25/09	—	(h)
—(h)	Series 1994-33, Class FA, VAR, 3.757%, 03/25/09	—	(h)
2	Series 1994-34, Class DZ, 6.000%, 03/25/09	2
1,057	Series 1994-37, Class L, 6.500%, 03/25/24	1,104
5,105	Series 1994-40, Class Z, 6.500%, 03/25/24	5,433
19	Series 1994-55, Class G, 6.750%, 12/25/23	19
166	Series 1995-2, Class Z, 8.500%, 03/25/25	181
269	Series 1995-19, Class Z, 6.500%, 11/25/23	294
1,082	Series 1996-14, Class SE, IF, IO, 8.190%, 08/25/23	131
—(h)	Series 1996-24, Class E, PO, 03/25/09	—	(h)
37	Series 1996-27, Class FC, VAR, 1.000%, 03/25/17	36
92	Series 1996-59, Class J, 6.500%, 08/25/22	98
986	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	32
63	Series 1997-27, Class J, 7.500%, 04/18/27	67
104	Series 1997-29, Class J, 7.500%, 04/20/27	112
711	Series 1997-39, Class PD, 7.500%, 05/20/27	765
392	Series 1997-42, Class EN, 7.250%, 07/18/27	409
110	Series 1997-42, Class ZC, 6.500%, 07/18/27	118

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
—(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,555	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,630
307	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	41
55	Series 1998-4, Class C, PO, 04/25/23	46
1,251	Series 1998-36, Class ZB, 6.000%, 07/18/28	1,278
364	Series 1998-43, Class SA, IF, IO, 17.680%, 04/25/23	115
573	Series 1998-66, Class SB, IF, IO, 7.676%, 12/25/28	62
299	Series 1999-17, Class C, 6.350%, 04/25/29	303
1,442	Series 1999-18, Class Z, 5.500%, 04/18/29	1,478
681	Series 1999-38, Class SK, IF, IO, 7.576%, 08/25/23	64
168	Series 1999-52, Class NS, IF, 22.054%, 10/25/23	190
422	Series 1999-62, Class PB, 7.500%, 12/18/29	460
1,298	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,418
577	Series 2000-20, Class SA, IF, IO, 8.626%, 07/25/30	71
101	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	14
604	Series 2001-4, Class PC, 7.000%, 03/25/21	656
444	Series 2001-5, Class OW, 6.000%, 03/25/16	462
397	Series 2001-7, Class PF, 7.000%, 03/25/31	427
1,894	Series 2001-7, Class PR, 6.000%, 03/25/16	1,991
2,221	Series 2001-10, Class PR, 6.000%, 04/25/16	2,325
1,053	Series 2001-30, Class PM, 7.000%, 07/25/31	1,107
913	Series 2001-31, Class VD, 6.000%, 05/25/31	941
1,941	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	285
1,047	Series 2001-36, Class DE, 7.000%, 08/25/31	1,125
2,278	Series 2001-44, Class MY, 7.000%, 09/25/31	2,449
415	Series 2001-44, Class PD, 7.000%, 09/25/31	446
490	Series 2001-44, Class PU, 7.000%, 09/25/31	527
3,706	Series 2001-48, Class Z, 6.500%, 09/25/21	3,987
48	Series 2001-49, Class DQ, 6.000%, 11/25/15	48
432	Series 2001-49, Class Z, 6.500%, 09/25/31	460
335	Series 2001-52, Class KB, 6.500%, 10/25/31	356
136	Series 2001-52, Class XM, 6.500%, 11/25/10	139
1,188	Series 2001-52, Class XN, 6.500%, 11/25/15	1,258
3,543	Series 2001-61, Class Z, 7.000%, 11/25/31	3,810
582	Series 2001-71, Class MB, 6.000%, 12/25/16	612
1,273	Series 2001-71, Class QE, 6.000%, 12/25/16	1,337
311	Series 2001-72, Class SX, IF, 16.362%, 12/25/31	324
1,680	Series 2001-74, Class MB, 6.000%, 12/25/16	1,774
1,348	Series 2001-80, Class PE, 6.000%, 07/25/29	1,389
396	Series 2002-1, Class HC, 6.500%, 02/25/22	424
382	Series 2002-1, Class SA, IF, 23.648%, 02/25/32	469
263	Series 2002-1, Class UD, IF, 22.750%, 12/25/23	318
1,579	Series 2002-2, Class UC, 6.000%, 02/25/17	1,649
4,345	Series 2002-3, Class OG, 6.000%, 02/25/17	4,564
928	Series 2002-7, Class OG, 6.000%, 03/25/17	975
3,090	Series 2002-7, Class TG, 6.000%, 03/25/17	3,245
5	Series 2002-8, Class SR, IF, 15.678%, 03/25/09	5
931	Series 2002-10, Class SB, IF, 18.063%, 03/25/17	1,037
1,121	Series 2002-11, Class QG, 5.500%, 03/25/17	1,172
3,398	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	130
59	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	66
7,254	Series 2002-18, Class PC, 5.500%, 04/25/17	7,490
1,027	Series 2002-19, Class PE, 6.000%, 04/25/17	1,078
180	Series 2002-21, Class LO, PO, 04/25/32	158
1,460	Series 2002-21, Class PE, 6.500%, 04/25/32	1,550
1,130	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,194
733	Series 2002-25, Class SG, IF, 18.183%, 05/25/17	817
3,408	Series 2002-28, Class PK, 6.500%, 05/25/32	3,625
1,026	Series 2002-37, Class Z, 6.500%, 06/25/32	1,091
803	Series 2002-42, Class C, 6.000%, 07/25/17	852
3,767	Series 2002-48, Class GH, 6.500%, 11/25/32	4,011
808	Series 2002-55, Class QE, 5.500%, 09/25/17	841
10,142	Series 2002-56, Class UC, 5.500%, 09/25/17	10,562
234	Series 2002-61, Class PE, 5.500%, 05/25/16	235
1,212	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,256
1,000	Series 2002-63, Class KC, 5.000%, 10/25/17	1,025
240	Series 2002-73, Class S, IF, 15.066%, 11/25/09	248
3,014	Series 2002-74, Class LD, 5.000%, 01/25/16	3,048
3,017	Series 2002-74, Class PD, 5.000%, 11/25/15	3,042
2,156	Series 2002-74, Class VB, 6.000%, 11/25/31	2,181
1,419	Series 2002-77, Class S, IF, 13.615%, 12/25/32	1,362
2,119	Series 2002-83, Class CS, 6.881%, 08/25/23	2,273

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
316	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	26
292	Series 2002-93, Class PD, 3.500%, 02/25/29	291
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,250
2,000	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,036
519	Series 2003-8, Class SB, IF, IO, 7.176%, 03/25/16	18
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,262
675	Series 2003-27, Class DW, 4.500%, 04/25/17	685
4,761	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	631
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,838
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,567
222	Series 2003-35, Class UC, 3.750%, 05/25/33	218
662	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	82
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,317
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	1,965
735	Series 2003-42, Class GB, 4.000%, 05/25/33	667
5,369	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	335
753	Series 2003-47, Class PE, 5.750%, 06/25/33	766
1,057	Series 2003-52, Class SX, IF, 21.529%, 10/25/31	1,186
320	Series 2003-60, Class NJ, 5.000%, 07/25/21	323
784	Series 2003-64, Class SX, IF, 12.719%, 07/25/33	642
862	Series 2003-65, Class CI, IO, 4.500%, 03/25/15	21
414	Series 2003-67, Class VQ, 7.000%, 01/25/19	413
339	Series 2003-68, Class QP, 3.000%, 07/25/22	332
1,744	Series 2003-71, Class DS, IF, 6.917%, 08/25/33	1,396
4,917	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	630
3,774	Series 2003-73, Class GA, 3.500%, 05/25/31	3,717
469	Series 2003-74, Class SH, IF, 9.317%, 08/25/33	400
1,663	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,647
8,619	Series 2003-80, Class SY, IF, IO, 7.176%, 06/25/23	924
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,371
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,284
2,925	Series 2003-86, Class KR, 4.500%, 09/25/16	3,004
1,156	Series 2003-91, Class SD, IF, 11.710%, 09/25/33	1,079
317	Series 2003-92, Class SH, IF, 8.905%, 09/25/18	293
2,260	Series 2003-106, Class US, IF, 8.364%, 11/25/23	1,803
302	Series 2003-106, Class WS, IF, 8.969%, 02/25/23	271
1,169	Series 2003-113, Class PC, 4.000%, 03/25/15	1,177
5,351	Series 2003-116, Class SB, IF, IO, 7.126%, 11/25/33	519
5,137	Series 2003-117, Class JB, 3.500%, 06/25/33	4,851
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,539
1,415	Series 2003-128, Class KE, 4.500%, 01/25/14	1,445
856	Series 2003-128, Class NG, 4.000%, 01/25/19	845
956	Series 2003-130, Class SX, IF, 10.809%, 01/25/34	909
896	Series 2003-132, Class OA, PO, 08/25/33	782
4,270	Series 2004-4, Class QI, IF, IO, 6.626%, 06/25/33	371
404	Series 2004-4, Class QM, IF, 13.252%, 06/25/33	403
2,273	Series 2004-10, Class SC, HB, IF, 26.705%, 02/25/34	2,664
1,988	Series 2004-14, Class SD, IF, 8.364%, 03/25/34	1,609
1,655	Series 2004-21, Class CO, PO, 04/25/34	1,253
674	Series 2004-22, Class A, 4.000%, 04/25/19	661
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,175
4,387	Series 2004-25, Class SA, IF, 18.222%, 04/25/34	4,815
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	7,572
753	Series 2004-36, Class PC, 5.500%, 02/25/34	778
3,532	Series 2004-36, Class SA, IF, 18.222%, 05/25/34	3,659
1,602	Series 2004-36, Class SN, IF, 13.252%, 07/25/33	1,537
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,324
7,401	Series 2004-46, Class HS, IF, IO, 5.526%, 05/25/30	462
1,687	Series 2004-46, Class QB, IF, 22.105%, 05/25/34	1,833
5,507	Series 2004-46, Class SK, IF, 15.197%, 05/25/34	5,510
1,512	Series 2004-51, Class SY, IF, 13.292%, 07/25/34	1,461
942	Series 2004-53, Class NC, 5.500%, 07/25/24	979
2,902	Series 2004-59, Class BG, PO, 12/25/32	2,277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	248
2,291	Series 2004-70, Class JA, 4.500%, 10/25/19	2,289
793	Series 2004-76, Class CL, 4.000%, 10/25/19	784
1,709	Series 2004-79, Class SP, IF, 18.497%, 11/25/34	1,777
377	Series 2004-81, Class AC, 4.000%, 11/25/19	373
1,241	Series 2004-92, Class JO, PO, 12/25/34	1,189
1,525	Series 2005-28, Class JA, 5.000%, 04/25/35	1,533
754	Series 2005-47, Class AN, 5.000%, 12/25/16	767
1,700	Series 2005-52, Class PA, 6.500%, 06/25/35	1,784
5,752	Series 2005-56, Class S, IF, IO, 6.236%, 07/25/35	448
1,665	Series 2005-59, Class PC, 5.500%, 03/25/31	1,723
936	Series 2005-66, Class SG, IF, 16.191%, 07/25/35	948
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,272
4,482	Series 2005-68, Class PG, 5.500%, 08/25/35	4,657
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	1,823
22,169	Series 2005-84, Class XM, 5.750%, 10/25/35	23,226
983	Series 2005-98, Class GO, PO, 11/25/35	777
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,580
19,904	Series 2005-110, Class GJ, 5.500%, 11/25/30	20,584
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,040
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,294
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,103
3,398	Series 2005-116, Class PB, 6.000%, 04/25/34	3,564
3,000	Series 2005-118, Class PN, 6.000%, 01/25/32	3,153
695	Series 2005-123, Class LO, PO, 01/25/36	585
1,713	Series 2006-15, Class OT, PO, 01/25/36	1,537
1,786	Series 2006-16, Class OA, PO, 03/25/36	1,454
1,590	Series 2006-22, Class AO, PO, 04/25/36	1,263
752	Series 2006-23, Class KO, PO, 04/25/36	624
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,233
717	Series 2006-42, Class CF, VAR, 0.924%, 06/25/36	672
4,241	Series 2006-44, Class GO, PO, 06/25/36	3,364
11,740	Series 2006-44, Class P, PO, 12/25/33	9,086
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,054
967	Series 2006-53, Class JO, PO, 06/25/36	768
10,720	Series 2006-53, Class US, IO, IF, 6.106%, 06/25/36	929
2,600	Series 2006-56, Class PO, PO, 07/25/36	1,954
4,871	Series 2006-58, Class AP, PO, 07/25/36	4,056
629	Series 2006-58, Class FL, VAR, 0.934%, 07/25/36	597
1,893	Series 2006-58, Class PO, PO, 07/25/36	1,514
4,662	Series 2006-59, Class QO, PO, 01/25/33	3,736
2,377	Series 2006-60, Class DZ, 6.500%, 07/25/36	2,506
2,858	Series 2006-65, Class QO, PO, 07/25/36	2,293
809	Series 2006-72, Class TO, PO, 08/25/36	667
6,205	Series 2006-77, Class PC, 6.500%, 08/25/36	6,685
1,466	Series 2006-90, Class AO, PO, 09/25/36	1,138
779	Series 2006-109, Class PO, PO, 11/25/36	706
8,073	Series 2006-110, Class PO, PO, 11/25/36	6,309
751	Series 2006-111, Class EO, PO, 11/25/36	630
1,576	Series 2006-119, Class PO, PO, 12/25/36	1,261
10,000	Series 2006-124, Class HB, VAR, 6.024%, 11/25/36	10,291
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,014
4,181	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	574
18,359	Series 2007-7, Class SG, IF, IO, 6.026%, 08/25/36	1,152
16,128	Series 2007-14, Class ES, IF, IO, 5.966%, 03/25/37	1,033
982	Series 2007-15, Class NO, PO, 03/25/22	913
9,422	Series 2007-16, Class FC, VAR, 1.224%, 03/25/37	8,638
1,650	Series 2007-42, Class AO, PO, 05/25/37	1,364
1,932	Series 2007-48, Class PO, PO, 05/25/37	1,702
1,664	Series 2007-77, Class FG, VAR, 0.974%, 03/25/37	1,630
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,055
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,129
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,041
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,085
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,223
12,033	Series 2007-88, Class VI, IF, IO, 6.066%, 09/25/37	1,026
8,307	Series 2007-91, Class ES, IF, IO, 5.986%, 10/25/37	565
5,676	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	668
4,246	Series 2007-106, Class A7, VAR, 6.199%, 10/25/37	4,358
11,357	Series 2007-116, Class HI, IO, VAR, 6.524%, 01/25/38	815
888	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	101
6,133	Series 2008-10, Class XI, IF, IO, 5.756%, 03/25/38	486

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
8,914	Series 2008-16, Class IS, IF, IO, 5.726%, 03/25/38	753
3,662	Series 2008-27, Class SN, IF, IO, 6.426%, 04/25/38	235
21,959	Series 2008-35, Class AI, 0.827%, 01/25/12	234
3,709	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	451
1,759	Series 2008-42, Class AO, PO, 09/25/36	1,457
471	Series 2008-44, Class PO, PO, 05/25/38	429
6,837	Series 2008-47, Class SI, IF, IO, 6.026%, 06/25/23	410
9,522	Series 2008-53, Class CI, IF, IO, 6.726%, 07/25/38	719
1,535	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	167
11,929	Series 2008-80, Class SA, IF, IO, 5.376%, 09/25/38	757
7,371	Series 2008-81, Class SB, IF, IO, 5.376%, 09/25/38	432
16,799	Series 2009-6, Class GS, IF, IO, 6.076%, 02/25/39	1,253
4,930	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	513
4,000	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	540
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,196
1	Series G-17, Class S, HB, VAR, 1,029.488%, 06/25/21	23
84	Series G-28, Class S, IF, 14.600%, 09/25/21	99
65	Series G-35, Class M, 8.750%, 10/25/21	72
26	Series G-51, Class SA, HB, IF, 23.955%, 12/25/21	33
83	Series G92-15, Class Z, 7.000%, 01/25/22	85
—(h)	Series G92-27, Class SQ, HB, IF, 1,420.700%, 05/25/22	4
342	Series G92-35, Class E, 7.500%, 07/25/22	370
—(h)	Series G92-35, Class G, HB, IO, 1,184.775%, 07/25/22	8
41	Series G92-42, Class Z, 7.000%, 07/25/22	44
1,735	Series G92-44, Class ZQ, 8.000%, 07/25/22	1,854
52	Series G92-52, Class FD, VAR, 0.521%, 09/25/22	51
445	Series G92-54, Class ZQ, 7.500%, 09/25/22	483
56	Series G92-59, Class F, VAR, 3.457%, 10/25/22	55
107	Series G92-61, Class Z, 7.000%, 10/25/22	114
84	Series G92-62, Class B, PO, 10/25/22	74
370	Series G93-1, Class KA, 7.900%, 01/25/23	406
80	Series G93-5, Class Z, 6.500%, 02/25/23	85
109	Series G93-14, Class J, 6.500%, 03/25/23	115
261	Series G93-17, Class SI, IF, 6.000%, 04/25/23	273
243	Series G93-27, Class FD, VAR, 1.380%, 08/25/23	240
60	Series G93-37, Class H, PO, 09/25/23	50
82	Series G95-1, Class C, 8.800%, 01/25/25	91
	Federal National Mortgage Association STRIPS,
11	Series 23, Class 2, IO, 10.000%, 09/01/17	2
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
40	Series 218, Class 2, IO, 7.500%, 04/01/23	6
34	Series 265, Class 2, 9.000%, 03/01/24	36
1,064	Series 329, Class 1, PO, 01/01/33	952
3,055	Series 339, Class 18, IO, 4.500%, 08/01/33	308
4,464	Series 339, Class 21, IO, 4.500%, 08/01/18	462
1,837	Series 339, Class 28, IO, 5.500%, 08/01/18	144
1,460	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	161
3,422	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	340
1,924	Series 355, Class 11, IO, 6.000%, 07/01/34	234
1,433	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	115
6,027	Series 365, Class 8, IO, 5.500%, 05/01/36	712
900	Series 368, Class 3, IO, 4.500%, 11/01/20	73
3,581	Series 374, Class 5, IO, 5.500%, 08/01/36	418
2,454	Series 393, Class 6, IO, 5.500%, 04/25/37	310
	Federal National Mortgage Association Whole Loan,
245	Series 2002-W5, Class A10, IF, IO, 7.626%, 11/25/30	11
1,651	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,731
588	Series 2003-W1, Class 2A, 7.500%, 12/25/42	626
288	Series 2003-W4, Class 2A, 6.500%, 10/25/42	297
512	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	526
1,986	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,071
	Government National Mortgage Association,
1,273	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,358
749	Series 1994-4, Class KQ, 7.988%, 07/16/24	792
4,219	Series 1994-7, Class PQ, 6.500%, 10/16/24	4,490
600	Series 1996-16, Class E, 7.500%, 08/16/26	629
919	Series 1997-8, Class PN, 7.500%, 05/16/27	968
203	Series 1997-11, Class D, 7.500%, 07/20/27	209
483	Series 1998-26, Class K, 7.500%, 09/17/25	516
2,851	Series 1999-4, Class ZB, 6.000%, 02/20/29	3,000
2,471	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
224	Series 1999-15, Class E, 6.500%, 01/16/29	227
426	Series 1999-30, Class S, IF, IO, 8.145%, 08/16/29	41
28	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	28
521	Series 1999-40, Class ZW, 7.500%, 11/20/29	549
831	Series 1999-41, Class Z, 8.000%, 11/16/29	892
229	Series 1999-44, Class PC, 7.500%, 12/20/29	250
4,421	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,930
737	Series 1999-44, Class ZG, 8.000%, 12/20/29	797
580	Series 2000-6, Class Z, 7.500%, 02/20/30	609
288	Series 2000-9, Class Z, 8.000%, 06/20/30	314
3,044	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,337
541	Series 2000-12, Class ST, HB, IF, 37.437%, 02/16/30	761
673	Series 2000-14, Class PD, 7.000%, 02/16/30	716
191	Series 2000-16, Class ZN, 7.500%, 02/16/30	205
4,054	Series 2000-21, Class Z, 9.000%, 03/16/30	4,495
722	Series 2000-26, Class TZ, 8.500%, 09/20/30	769
199	Series 2000-26, Class Z, 7.750%, 09/20/30	199
40	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	47
582	Series 2000-31, Class Z, 9.000%, 10/20/30	585
180	Series 2000-34, Class SG, IF, IO, 8.060%, 10/20/30	20
343	Series 2000-35, Class ZA, 9.000%, 11/20/30	361
50	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
247	Series 2000-37, Class B, 8.000%, 12/20/30	252
135	Series 2000-38, Class AH, 7.150%, 12/20/30	138
273	Series 2001-4, Class SJ, IF, IO, 7.684%, 01/19/30	30
383	Series 2001-6, Class SD, IF, IO, 8.095%, 03/16/31	39
660	Series 2001-7, Class PK, 6.500%, 03/20/31	696
1,791	Series 2001-8, Class Z, 6.500%, 03/20/31	1,897
29	Series 2001-32, Class WA, IF, 18.950%, 07/20/31	33
439	Series 2001-35, Class SA, IF, IO, 7.795%, 08/16/31	50
347	Series 2001-36, Class S, IF, IO, 7.595%, 08/16/31	39
1,884	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,982
414	Series 2002-3, Class SP, IF, IO, 6.935%, 01/16/32	50
766	Series 2002-7, Class PG, 6.500%, 01/20/32	801
1,915	Series 2002-24, Class AG, IF, IO, 7.495%, 04/16/32	218
183	Series 2002-24, Class SB, IF, 11.242%, 04/16/32	173
4,697	Series 2002-31, Class SE, IF, IO, 7.045%, 04/16/30	483
1,519	Series 2002-40, Class UK, 6.500%, 06/20/32	1,612
76	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	82
5,857	Series 2002-45, Class QE, 6.500%, 06/20/32	6,215
2,224	Series 2002-47, Class PG, 6.500%, 07/16/32	2,362
3,769	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,002
105	Series 2002-51, Class SG, HB, IF, 30.463%, 04/20/31	136
3,114	Series 2002-52, Class GH, 6.500%, 07/20/32	3,311
924	Series 2002-54, Class GB, 6.500%, 08/20/32	981
1,165	Series 2002-70, Class AV, 6.000%, 03/20/12	1,206
3,154	Series 2002-70, Class PS, IF, IO, 7.230%, 08/20/32	323
949	Series 2002-75, Class PB, 6.000%, 11/20/32	982
671	Series 2002-79, Class KV, 6.000%, 11/20/13	685
240	Series 2002-80, Class EB, 7.000%, 01/20/32	241
1,547	Series 2002-80, Class EZ, 7.000%, 01/20/32	1,597
1,517	Series 2002-88, Class VA, 6.000%, 12/20/17	1,551
1,325	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	109
774	Series 2003-4, Class NY, 5.500%, 12/20/13	808
2,266	Series 2003-11, Class SK, IF, IO, 7.245%, 02/16/33	281
1,055	Series 2003-12, Class SP, IF, IO, 7.230%, 02/20/33	111
249	Series 2003-24, Class PO, PO, 03/16/33	214
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,428
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,404
753	Series 2003-46, Class MG, 6.500%, 05/20/33	802
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,499
823	Series 2003-52, Class AP, PO, 06/16/33	681
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,241
2,513	Series 2003-76, Class LS, IF, IO, 6.730%, 09/20/31	169
292	Series 2003-90, Class PO, PO, 10/20/33	263
150	Series 2003-95, Class SC, IF, IO, 6.539%, 09/17/31	1
1,357	Series 2003-98, Class PC, 5.000%, 02/20/29	1,382
3,604	Series 2003-112, Class SA, IF, IO, 6.095%, 12/16/33	323
3,000	Series 2003-112, Class TS, IF, IO, 6.480%, 10/20/32	548

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
9,035	Series 2004-11, Class SW, IF, IO, 5.030%, 02/20/34	772
1,816	Series 2004-15, Class SA, IF, 18.370%, 12/20/32	1,897
977	Series 2004-28, Class S, IF, 18.411%, 04/16/34	1,013
1,286	Series 2004-68, Class PO, PO, 05/20/31	1,199
14,473	Series 2004-68, Class SA, IF, IO, 6.330%, 05/20/31	988
441	Series 2004-73, Class AE, IF, 13.904%, 08/17/34	431
11,752	Series 2005-17, Class SL, IF, IO, 6.230%, 07/20/34	1,099
697	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	81
1,362	Series 2005-69, Class SY, IF, IO, 6.280%, 11/20/33	167
1,646	Series 2006-16, Class OP, PO, 03/20/36	1,434
1,828	Series 2006-28, Class GO, PO, 03/20/35	1,659
6,294	Series 2006-38, Class SW, IF, IO, 6.030%, 06/20/36	404
5,278	Series 2006-59, Class SD, IF, IO, 6.230%, 10/20/36	336
12,023	Series 2006-65, Class SA, IF, IO, 6.330%, 11/20/36	817
10,455	Series 2007-17, Class JI, IF, IO, 6.355%, 04/16/37	920
1,121	Series 2007-17, Class JO, PO, 04/16/37	983
9,538	Series 2007-19, Class SD, IF, IO, 5.730%, 04/20/37	539
10,067	Series 2007-26, Class SC, IF, IO, 5.730%, 05/20/37	540
5,775	Series 2007-27, Class SA, IF, IO, 5.730%, 05/20/37	313
2,474	Series 2007-28, Class BO, PO, 05/20/37	2,245
944	Series 2007-35, Class TO, PO, 04/20/35	883
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,589
3,599	Series 2007-49, Class NO, PO, 12/20/35	3,351
2,268	Series 2007-57, Class PO, PO, 03/20/37	2,014
9,413	Series 2007-71, Class SB, IF, IO, 6.230%, 07/20/36	663
6,833	Series 2007-79, Class SY, IF, IO, 6.080%, 12/20/37	374
14,055	Series 2008-2, Class NS, IF, IO, 6.085%, 01/16/38	884
2,091	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	256
5,330	Series 2008-25, Class SB, IF, IO, 6.430%, 03/20/38	333
2,256	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	345
9,912	Series 2008-36, Class SH, IF, IO, 5.830%, 04/20/38	545
20,508	Series 2008-40, Class SA, IF, IO, 5.945%, 05/16/38	1,750
8,951	Series 2008-41, Class SA, IF, IO, 5.870%, 05/20/38	610
1,943	Series 2008-60, Class PO, PO, 01/20/38	1,800
3,692	Series 2008-71, Class SC, IF, IO, 5.530%, 08/20/38	216
7,443	Series 2008-93, Class AS, IF, IO, 5.230%, 12/20/38	391
15,000	Series 2009-6, Class SA, IF, IO, 5.700%, 02/16/39	1,367
	Vendee Mortgage Trust,
878	Series 1994-1, Class 1, VAR, 5.626%, 02/15/24	907
1,655	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,722
1,358	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,440
946	Series 1996-2, Class 1Z, 6.750%, 06/15/26	981
1,867	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,129
2,289	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,429
3,029	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,079
		972,246
	Non-Agency CMO — 12.2%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	2,867
1,882	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	1,775
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,764
	Banc of America Alternative Loan Trust,
485	Series 2003-2, Class PO, PO, 04/25/33	247
651	Series 2003-11, PO, 01/25/34	316
498	Series 2004-6, Class 15PO, PO, 07/25/19	327
2,141	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	914
1,589	Series 2006-4, Class 1A4, 6.000%, 05/25/46	359
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,791
1,044	Series 2004-1, PO, 03/25/34	628
3,059	Series 2004-2, Class 30PO, PO, 09/20/34	1,517
2,569	Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,002

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
2,309	Series 2005-7, Class 30, PO, 11/25/35	1,207
1,445	Series 2005-8, Class 30PO, PO, 01/25/36	784
4,011	Series 2005-E, Class 4A1, VAR, 4.503%, 03/20/35	3,003
1,218	Series 2006-A, Class 3A2, VAR, 5.843%, 02/20/36	505
	Banc of America Mortgage Securities, Inc.,
382	Series 2003-7, Class A2, 4.750%, 09/25/18	370
713	Series 2003-8, Class A, PO, 11/25/33	383
10,176	Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	44
390	Series 2004-4, Class APO, PO, 05/25/34	237
3,111	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,941
856	Series 2004-6, Class 2A5, PO, 07/25/34	387
1,649	Series 2004-6, Class A, PO, 07/25/34	876
270	Series 2004-8, Class 5PO, PO, 05/25/32	137
201	Series 2004-8, Class XPO, PO, 10/25/34	117
874	Series 2004-A, Class 2A2, VAR, 5.474%, 02/25/34	650
1,884	Series 2004-E, Class 2A5, VAR, 4.112%, 06/25/34	1,521
3,458	Series 2004-J, Class 3A1, VAR, 5.066%, 11/25/34	2,676
1,976	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,468
728	Series 2005-A, Class 2A1, VAR, 4.441%, 02/25/35	497
	Bear Stearns Adjustable Rate Mortgage Trust,
936	Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33 (i)	767
1,664	Series 2004-1, Class 12A1, VAR, 5.065%, 04/25/34	1,150
9,501	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,212
	Citicorp Mortgage Securities, Inc.,
278	Series 1993-14, Class A3, VAR, 1.700%, 11/25/23	263
5,330	Series 2004-1, Class 3A1, 4.750%, 01/25/34	5,214
3,599	Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,175
891	Series 2005-5, Class APO, PO, 08/25/35	528
1,056	Series 2005-8, Class APO, PO, 11/25/35	559
	Citigroup Mortgage Loan Trust, Inc.,
476	Series 2003-1, Class 2A6, PO, 10/25/33	181
736	Series 2003-1, Class PO2, PO, 10/25/33	455
654	Series 2003-1, Class PO3, PO, 09/25/33	290
569	Series 2003-UP3, Class A3, 7.000%, 09/25/33	484
840	Series 2003-UST1, Class 1, PO, 12/25/18	638
389	Series 2003-UST1, Class 3, PO, 12/25/18	312
2,661	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,652
748	Series 2005-1, Class 2A1A, VAR, 5.315%, 04/25/35	406
907	Series 2005-5, Class 1A2, VAR, 6.092%, 08/25/35	514
	Countrywide Alternative Loan Trust,
1,211	Series 2002-8, Class A4, 6.500%, 07/25/32	1,093
323	Series 2002-17, Class A7, 2.500%, 01/25/33	300
9,971	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	5,224
3,500	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,549
1,520	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,334
7,087	Series 2005-1CB, Class 1A6, IF, IO, 6.626%, 03/25/35	559
8,000	Series 2005-20CB, Class 3A8, IF, IO, 4.276%, 07/25/35	342
23,040	Series 2005-22T1, Class A2, IF, IO, 4.596%, 06/25/35	1,088
2,233	Series 2005-26CB, Class A10, IF, 12.191%, 07/25/35	1,829
6,850	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	2,305
516	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	355
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,320
18,156	Series 2005-54CB, Class 1A2, IF, IO, 4.376%, 11/25/35	871
4,828	Series 2005-57CB, Class 3A2, IF, IO, 4.626%, 12/25/35	228
2,056	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,028
18,420	Series 2005-J1, Class 1A4, IF, IO, 4.626%, 02/25/35	863
6,000	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,498
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,229
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,174	Series 2003-8, Class A4, 4.500%, 05/25/18	2,064
4,370	Series 2003-26, Class 1A6, 3.500%, 08/25/33	3,577
337	Series 2003-34, Class A11, 5.250%, 09/25/33	242
753	Series 2003-44, Class A9, PO, 10/25/33	398

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
504	Series 2003-J2, Class A17, IF, IO, 6.926%, 04/25/33	34
2,898	Series 2003-J7, Class 4A3, IF, 9.162%, 08/25/18	2,473
1,255	Series 2004-7, Class 2A1, VAR, 4.045%, 06/25/34	872
467	Series 2004-HYB1, Class 2A, VAR, 5.131%, 05/20/34	334
1,722	Series 2004-HYB3, Class 2A, VAR, 4.155%, 06/20/34	990
1,449	Series 2004-HYB6, Class A3, VAR, 5.079%, 11/20/34	773
2,438	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,991
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	2,900
6,304	Series 2005-22, Class 2A1, VAR, 5.247%, 11/25/35	3,426
	CS First Boston Mortgage Securities Corp.,
1,091	Series 2003-1, Class DB1, 6.564%, 02/25/33	981
1,151	Series 2003-17, Class 2A1, 5.000%, 07/25/18	1,098
3,335	Series 2003-25, Class 1P, PO, 10/25/33	1,794
624	Series 2004-5, Class 5P, PO, 08/25/19	302
1,585	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,017
1,641	Series 2005-4, Class 3A22, 5.500%, 06/25/35	950
1,763	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,115
42	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	40
	First Horizon Alternative Mortgage Securities,
1,817	Series 2004-AA4, Class A1, VAR, 5.388%, 10/25/34	924
2,065	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,112
4,519	Series 2007-FA4, Class 1A2, IF, IO, 5.176%, 08/25/37	238
	First Horizon Asset Securities, Inc.,
1,499	Series 2003-3, Class 1A4, 3.900%, 05/25/33	1,309
2,692	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,023
2,016	Series 2004-AR2, Class 2A1, VAR, 4.565%, 05/25/34	1,527
3,178	Series 2004-AR7, Class 2A1, VAR, 4.914%, 02/25/35	2,530
3,398	Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	2,489
	GMAC Mortgage Corp. Loan Trust,
2,560	Series 2005-AR3, Class 3A3, VAR, 4.856%, 06/19/35	2,024
5,565	Series 2005-AR3, Class 3A4, VAR, 4.856%, 06/19/35	2,277
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,486
1,701	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,640
383	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	353
472	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	362
1,494	Series 2005-4F, Class AP, PO, 05/25/35	794
4,887	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,339
4,022	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,300
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,224
31,319	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.636%, 08/25/35	391
	Lehman Mortgage Trust,
2,527	Series 2006-2, Class 1A1, VAR, 6.481%, 04/25/36	1,884
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,066
	MASTR Adjustable Rate Mortgages Trust,
247	Series 2004-4, Class 2A1, VAR, 5.332%, 05/25/34	121
2,924	Series 2004-13, Class 2A1, VAR, 4.552%, 04/21/34	2,321
10,275	Series 2004-13, Class 3A6, VAR, 3.788%, 11/21/34	7,208
2,800	Series 2004-13, Class 3A7, VAR, 3.788%, 11/21/34	1,766
879	Series 2004-15, Class 3A1, VAR, 5.590%, 12/25/34	660
	MASTR Alternative Loans Trust,
436	Series 2003-3, Class 1A1, 6.500%, 05/25/33	368
2,480	Series 2003-9, Class 8A1, 6.000%, 01/25/34	2,115
1,569	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,327
4,964	Series 2004-4, Class 10A1, 5.000%, 05/25/24	4,111
1,048	Series 2004-6, Class 30PO, PO, 07/25/34	484
1,477	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,230
807	Series 2004-7, Class 30PO, PO, 08/25/34	361
4,165	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,692
1,041	Series 2004-10, Class 1A1, 4.500%, 09/25/19	903
	MASTR Asset Securitization Trust,
716	Series 2003-2, Class 2A1, 4.500%, 03/25/18	656
611	Series 2003-3, Class 4A1, 5.000%, 04/25/18	603
424	Series 2003-4, Class 2A2, 5.000%, 05/25/18	420
1,113	Series 2003-4, Class 3A2, 5.000%, 05/25/18	1,057
903	Series 2003-11, Class 6A2, 4.000%, 12/25/33	875

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
687	Series 2003-12, Class 30PO, PO, 12/25/33	358
465	Series 2004-1, Class 30PO, PO, 02/25/34	279
827	Series 2004-4, Class 3A1, 4.500%, 04/25/19	754
429	Series 2004-6, Class 15PO, PO, 05/25/19	332
448	Series 2004-8, PO, 08/25/19	222
1,302	Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,070
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	479
8,225	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	4,853
164	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	175
1,244	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.794%, 02/25/35	573
	Nomura Asset Acceptance Corp.,
1,230	Series 2003-A1, Class A1, 5.500%, 05/25/33	1,029
650	Series 2003-A1, Class A2, 6.000%, 05/25/33	574
68	Series 2003-A1, Class A5, 7.000%, 04/25/33	62
143	Series 2003-A1, Class A7, 5.000%, 04/25/18	136
969	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	840
	Paine Webber CMO Trust,
8	Series H, Class 4, 8.750%, 04/01/18	9
36	Series P, Class 4, 8.500%, 08/01/19	39
899	RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	845
	Residential Accredit Loans, Inc.,
604	Series 2002-QS16, Class A3, IF, 15.632%, 10/25/17	570
1,873	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,899
4,629	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,536
3,185	Series 2003-QS12, Class A2A, IF, IO, 7.126%, 06/25/18	257
969	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	115
6,532	Series 2003-QS14, Class A1, 5.000%, 07/25/18	6,063
2,021	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,875
1,288	Series 2003-QS3, Class A2, IF, 15.458%, 02/25/18	1,078
1,341	Series 2003-QS3, Class A8, IF, IO, 7.126%, 02/25/18	103
3,693	Series 2003-QS9, Class A3, IF, IO, 7.076%, 05/25/18	300
4,250	Series 2004-QA6, Class NB2, VAR, 5.298%, 12/26/34	2,408
1,130	Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,013
2,014	Series 2005-QA7, Class A21, VAR, 4.826%, 07/25/35	1,037
738	Series 2006-QS4, Class A7, IF, 19.463%, 04/25/36	583
	Residential Asset Securitization Trust,
1,257	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,032
234	Series 2003-A14, Class A1, 4.750%, 02/25/19	180
1,101	Series 2005-A11, Class PO, PO, 10/25/35	491
5,599	Series 2005-A2, Class A4, IF, IO, 4.576%, 03/25/35	657
2,259	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,482
	Residential Funding Mortgage Securities I,
338	Series 2003-S11, Class A1, 2.500%, 06/25/18	328
1,507	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	1,477
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	880
1,000	Series 2003-S14, Class A4, PO, 07/25/18	635
3,949	Series 2003-S7, Class A17, 4.000%, 05/25/33	3,212
2,067	Series 2004-S3, Class A1, 4.750%, 03/25/19	1,856
3,169	Series 2004-S6, Class 2A6, PO, 06/25/34	1,683
890	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	808
1,562	Series 2005-SA4, Class 1A1, VAR, 5.006%, 09/25/35	1,029
820	Series 2007-S2, Class A11, 5.750%, 02/25/37	766
229	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	106
	Salomon Brothers Mortgage Securities VII, Inc.,
14	Series 2000-UP1, Class A2, 8.000%, 09/25/30	11
319	Series 2003-UP2, Class 1, PO, 12/25/18	208
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.965%, 06/25/34	1,711
	Structured Asset Securities Corp.,
121	Series 2002-10H, Class 1AP, PO, 05/25/32	91
710	Series 2003-8, Class 1A2, 5.000%, 04/25/18	654
615	Series 2003-31A, Class B1, VAR, 5.085%, 10/25/33 (i)	319
3,584	Series 2004-20, Class 1A3, 5.250%, 11/25/34	3,272
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	404
	WaMu Mortgage Pass-Through Certificates,
319	Series 2003-AR8, Class A, VAR, 4.274%, 08/25/33	257
4,460	Series 2003-S10, Class A5, 5.000%, 10/25/18	4,098
490	Series 2003-S10, Class A6, PO, 10/25/18	290
1,474	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,294

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
793	Series 2003-S9, Class P, PO, 10/25/33	366
392	Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	299
2,179	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,371
4,785	Series 2004-S3, Class 2A3, IF, 17.535%, 07/25/34	4,290
831	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	632
713	Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	554
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
19,322	Series 2005-2, Class 1A4, IF, IO, 4.576%, 04/25/35	860
4,753	Series 2005-2, Class 2A3, IF, IO, 4.526%, 04/25/35	208
4,281	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,367
1,707	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,143
4,778	Series 2005-6, Class 2A9, 5.500%, 08/25/35	1,376
571	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	505
	Wells Fargo Mortgage Backed Securities Trust,
2,353	Series 2002-18, Class 2A5, 6.000%, 12/25/32	2,271
1,820	Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,691
912	Series 2003-8, Class A9, 4.500%, 08/25/18	892
832	Series 2003-11, Class 1A, PO, 10/25/18	390
2,260	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,965
1,812	Series 2003-13, Class A7, 4.500%, 11/25/18	1,772
537	Series 2003-15, Class APO, PO, 12/25/18	252
2,390	Series 2003-16, Class 2A1, 4.500%, 12/25/18	2,336
2,011	Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,931
901	Series 2003-17, Class 2A4, 5.500%, 01/25/34	866
3,914	Series 2003-K, Class 1A2, VAR, 4.486%, 11/25/33	3,097
776	Series 2004-2, Class APO 02/25/19	401
1,539	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,489
1,472	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,439
3,800	Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	2,832
1,299	Series 2004-EE, Class 3A1, VAR, 4.434%, 12/25/34	992
3,968	Series 2004-P, Class 2A1, VAR, 4.235%, 09/25/34	2,916
2,946	Series 2004-S, Class A5, VAR, 3.738%, 09/25/34	2,923
673	Series 2005-13, Class APO, PO, 11/25/20	441
1,399	Series 2005-16, Class APO, PO, 01/25/36	829
673	Series 2005-AR10, Class 2A4, VAR, 4.219%, 06/25/35	660
1,040	Series 2005-AR16, Class 2A1, VAR, 4.461%, 10/25/35	739
2,146	Series 2006-2, Class APO, PO, 03/25/36	1,303
3,845	Series 2006-3, Class A8, 5.500%, 03/25/36	1,062
1,548	Series 2006-4, Class 1APO, PO, 04/25/36	899
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	1,449
909	Series 2007-11, Class A14, 6.000%, 08/25/37	673
		289,244
	Total Collateralized Mortgage Obligations (Cost $1,328,705)	1,261,490
	Commercial Mortgage-Backed Securities — 1.3%
4,356	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.180%, 09/10/47	3,388
	Bear Stearns Commercial Mortgage Securities,
386	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	377
2,183	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,742
3,113	Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	2,297
2,060	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,990
2,300	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.725%, 03/15/49	2,264
859	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	858
1,010	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.149%, 04/15/41	642
	Merrill Lynch Mortgage Trust,
3,055	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,217
3,341	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,722
3,047	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.423%, 02/12/39	2,114
	Morgan Stanley Capital I,
1,935	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,883
949	Series 2006-T23, Class A1, 5.682%, 08/12/41	870
4,030	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.086%, 08/15/39	3,036

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
4,334	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	4,105
	Total Commercial Mortgage-Backed Securities (Cost $36,780)	30,505
	Corporate Bonds — 16.7%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18 (c)	301
900	Lockheed Martin Corp., 7.750%, 05/01/26	1,028
1,059	Northrop Grumman Systems Corp., 7.125%, 02/15/11	1,132
440	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	374
		2,835
	Air Freight & Logistics — 0.0% (g)
435	United Parcel Service, Inc., 5.500%, 01/15/18	449
	Airlines — 0.1%
414	American Airlines Pass Through Trust, 7.024%, 10/15/09 (c)	401
	Continental Airlines, Inc.,
942	7.056%, 09/15/09	914
286	7.256%, 03/15/20	243
300	7.487%, 10/02/10	273
	UAL Pass-Through Trust,
117	6.071%, 03/01/13	114
156	6.201%, 03/01/10	147
		2,092
	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,000	6.500%, 11/15/13	929
2,157	7.200%, 09/01/09	2,151
		3,080
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	533
900	5.750%, 04/01/36	693
215	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	215
280	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	312
500	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	556
800	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	799
575	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	488
237	PepsiCo, Inc., 7.900%, 11/01/18	285
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	223
		4,104
	Biotechnology — 0.0% (g)
235	Amgen, Inc., 5.700%, 02/01/19	237
	Broadcasting & Cable TV — 0.0% (g)
500	News America Holdings, Inc., 8.000%, 10/17/16	498
	Building Products — 0.0% (g)
200	Masco Corp., 5.850%, 03/15/17	134
	Capital Markets — 2.3%
300	Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	298
	Bear Stearns Cos., LLC (The),
4,305	3.250%, 03/25/09 (y)	4,305
1,000	5.700%, 11/15/14 (y)	948
2,200	6.400%, 10/02/17 (y)	2,159
210	7.250%, 02/01/18 (y)	218
	Credit Suisse USA, Inc.,
454	4.700%, 06/01/09	456
500	5.125%, 08/15/15	451
942	5.500%, 08/15/13	926
5,972	6.125%, 11/15/11	6,048
	Goldman Sachs Group, Inc. (The),
1,041	4.750%, 07/15/13	953
2,660	5.150%, 01/15/14	2,423
1,032	5.250%, 10/15/13	955
750	5.500%, 11/15/14	678
4,100	5.950%, 01/18/18	3,665
1,561	6.600%, 01/15/12	1,565
377	6.650%, 05/15/09	379
475	6.750%, 10/01/37	338
4,547	6.875%, 01/15/11	4,609
212	7.350%, 10/01/09	215
250	7.500%, 02/15/19	247
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	14
1,246	4.800%, 03/13/14 (d)	162
1,000	5.500%, 04/04/16 (d)	130

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — Continued
1,200	5.750%, 05/17/13 (d)	156
1,850	6.000%, 07/19/12 (d)	240
1,620	6.625%, 01/18/12 (d)	210
152	7.875%, 11/01/09 (c) (d)	20
	Merrill Lynch & Co., Inc.,
433	4.790%, 08/04/10	398
2,185	5.450%, 07/15/14	1,803
920	5.700%, 05/02/17	650
577	6.050%, 08/15/12	511
1,100	6.150%, 04/25/13	1,017
1,966	6.400%, 08/28/17	1,547
1,239	6.875%, 04/25/18	1,031
	Morgan Stanley,
400	4.250%, 05/15/10	390
1,989	4.750%, 04/01/14	1,668
1,785	5.300%, 03/01/13	1,674
900	5.750%, 08/31/12	872
2,440	6.600%, 04/01/12	2,423
5,182	6.750%, 04/15/11	5,203
370	6.750%, 10/15/13	362
339	8.000%, 06/15/10	335
1,347	State Street Corp., 7.650%, 06/15/10	1,344
	UBS AG, (Switzerland),
500	5.750%, 04/25/18	437
425	5.875%, 12/20/17	377
		54,810
	Chemicals — 0.4%
244	Air Products & Chemicals, Inc., 4.150%, 02/01/13	239
1,170	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,157
	Dow Chemical Co. (The),
1,220	6.000%, 10/01/12	1,042
402	6.125%, 02/01/11	377
360	7.375%, 11/01/29	231
1,600	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,567
1,410	Monsanto Co., 7.375%, 08/15/12	1,549
875	Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	847
400	PPG Industries, Inc., 5.750%, 03/15/13	402
	Praxair, Inc.,
662	4.625%, 03/30/15	680
885	5.250%, 11/15/14	937
		9,028
	Commercial Banks — 1.7%
	Barclays Bank plc, (United Kingdom),
1,500	5.450%, 09/12/12	1,492
1,000	6.050%, 12/04/17 (e)	829
690	Fifth Third Bancorp, 5.450%, 01/15/17	502
1,177	Huntington National Bank (The), 8.000%, 04/01/10	1,129
2,400	KEY Bank N.A., 5.500%, 09/17/12 (c)	2,258
	Keycorp,
1,600	4.700%, 05/21/09	1,595
475	6.500%, 05/14/13 (c)	468
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17 (c)	1,821
1,825	Marshall & Ilsley Corp., 5.350%, 04/01/11	1,707
700	National City Bank, VAR, 1.243%, 01/21/10	679
1,860	PNC Funding Corp., 5.250%, 11/15/15	1,699
615	Regions Financial Corp., 7.375%, 12/10/37	450
1,603	Royal Bank of Canada, (Canada), 3.875%, 05/04/09	1,609
	SunTrust Banks, Inc.,
2,000	5.250%, 11/05/12	2,007
810	6.000%, 09/11/17	759
880	6.375%, 04/01/11	880
2,072	U.S. Bank N.A., 7.125%, 12/01/09	2,119
1,072	US Bancorp, 7.500%, 06/01/26	991
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	902
1,125	6.600%, 01/15/38	991
836	7.800%, 08/18/10	867
4,460	Wachovia Corp., 5.750%, 02/01/18	4,169
	Wells Fargo & Co.,
1,972	3.125%, 04/01/09	1,974
685	5.000%, 11/15/14	628
2,000	5.300%, 08/26/11 (c)	2,000
2,135	5.625%, 12/11/17	2,026
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	814
500	5.750%, 05/16/16	465
2,149	7.550%, 06/21/10	2,196
		40,026
	Commercial Services & Supplies — 0.0% (g)
450	Waste Management, Inc., 7.375%, 03/11/19	447
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
848	5.500%, 02/22/16	878

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Communications Equipment — Continued
700	5.900%, 02/15/39	652
		1,530
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
600	4.750%, 06/02/14	597
1,335	5.400%, 03/01/17	1,340
1,200	6.125%, 03/01/14	1,270
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	2,667
690	6.220%, 08/01/27	688
1,075	7.625%, 10/15/18	1,216
		7,778
	Consumer Finance — 0.8%
2,120	American Express Credit Corp., 7.300%, 08/20/13	2,103
1,283	American General Finance Corp., 5.375%, 10/01/12	580
160	Capital One Bank USA N.A., 5.750%, 09/15/10	159
	Capital One Financial Corp.,
850	5.700%, 09/15/11	793
1,870	6.250%, 11/15/13	1,708
650	6.750%, 09/15/17 (c)	571
	HSBC Finance Corp.,
942	4.750%, 05/15/09	943
1,000	4.750%, 07/15/13 (c)	905
1,733	5.000%, 06/30/15	1,498
2,200	5.250%, 01/15/14	2,057
188	6.375%, 11/27/12	180
452	6.750%, 05/15/11	455
1,665	7.000%, 05/15/12	1,656
207	7.350%, 11/27/32	160
	International Lease Finance Corp.,
477	5.875%, 05/01/13	290
495	6.375%, 03/15/09	491
	John Deere Capital Corp.,
310	4.400%, 07/15/09	312
265	4.500%, 04/03/13	261
	SLM Corp.,
2,215	4.000%, 01/15/10	1,872
1,038	5.375%, 01/15/13	675
1,775	Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	1,620
		19,289
	Diversified Financial Services — 3.0%
500	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	493
	Associates Corp. of North America,
942	7.950%, 02/15/10	940
1,856	8.150%, 08/01/09	1,876
1,160	8.550%, 07/15/09	1,174
	Bank of America Corp.,
300	4.900%, 05/01/13	264
2,520	5.625%, 10/14/16	2,131
145	5.650%, 05/01/18	123
1,510	5.750%, 08/15/16	1,045
1,440	5.750%, 12/01/17	1,215
1,023	7.400%, 01/15/11	950
5,173	7.800%, 02/15/10	4,913
400	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	372
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	764
650	4.900%, 08/15/13	624
560	5.500%, 03/15/16	505
1,300	6.200%, 09/30/13	1,312
300	7.050%, 10/01/18	292
500	7.150%, 02/15/19	479
	CIT Group, Inc.,
1,675	5.000%, 02/13/14	929
1,200	7.625%, 11/30/12	940
	Citigroup, Inc.,
856	4.700%, 05/29/15	667
1,015	5.000%, 09/15/14	699
2,025	5.125%, 05/05/14 (c)	1,674
2,112	5.625%, 08/27/12	1,546
1,540	6.000%, 08/15/17	1,311
323	6.200%, 03/15/09	323
	CME Group, Inc.,
3,141	5.400%, 08/01/13	3,129
100	5.750%, 02/15/14	101
1,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,012
200	Diageo Investment Corp., 9.000%, 08/15/11	221
	General Electric Capital Corp.,
791	4.625%, 09/15/09	794
5,800	5.250%, 10/19/12	5,695
2,500	5.400%, 02/15/17 (c)	2,193
5,000	5.625%, 05/01/18	4,283
1,000	5.650%, 06/09/14	976

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
7,314	5.875%, 02/15/12	7,312
300	5.875%, 01/14/38	213
6,912	6.000%, 06/15/12	6,876
3,126	6.125%, 02/22/11 (c)	3,200
2,059	6.750%, 03/15/32	1,687
3,100	Genworth Global Funding Trusts, 5.200%, 10/08/10	2,841
	National Rural Utilities Cooperative Finance Corp.,
620	4.750%, 03/01/14	617
200	10.375%, 11/01/18	237
	Textron Financial Corp.,
1,049	5.125%, 02/03/11	716
640	5.400%, 04/28/13	378
		70,042
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,424
386	5.100%, 09/15/14	383
2,500	6.300%, 01/15/38	2,246
916	Bellsouth Capital Funding Corp., 7.750%, 02/15/10	958
468	BellSouth Corp., 5.200%, 09/15/14	465
1,169	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,177
	British Telecommunications plc, (United Kingdom),
2,500	5.150%, 01/15/13	2,296
3,110	8.625%, 12/15/10	3,241
100	Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30	114
1,884	France Telecom S.A., (France), 7.750%, 03/01/11	2,024
753	GTE Corp., 7.510%, 04/01/09	756
2,294	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,308
	Sprint Capital Corp.,
1,000	7.625%, 01/30/11	867
300	8.375%, 03/15/12	243
542	8.750%, 03/15/32	327
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,206
1,566	5.250%, 11/15/13	1,406
750	6.999%, 06/04/18	677
860	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	882
1,017	TELUS Corp., (Canada), 8.000%, 06/01/11	1,053
	Verizon Communications, Inc.,
650	5.500%, 04/01/17 (c)	620
443	5.550%, 02/15/16	428
702	Verizon Florida LLC, 6.125%, 01/15/13	700
3,107	Verizon Global Funding Corp., 7.250%, 12/01/10	3,281
554	Verizon Maryland, Inc., 6.125%, 03/01/12	559
844	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	832
902	Verizon Virginia, Inc., 4.625%, 03/15/13	866
		33,339
	Electric Utilities — 1.2%
	Alabama Power Co.,
272	4.700%, 12/01/10	279
100	6.125%, 05/15/38	102
264	Appalachian Power Co., 6.600%, 05/01/09	265
	Carolina Power & Light Co.,
868	5.125%, 09/15/13	894
100	5.300%, 01/15/19	100
1,386	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,372
490	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17 (c)	510
300	Columbus Southern Power Co., 6.050%, 05/01/18	285
175	Connecticut Light & Power Co., 5.650%, 05/01/18	179
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18 (c)	649
725	5.625%, 11/30/12	750
708	6.250%, 01/15/12	744
1,300	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,375
1,933	Exelon Generation Co. LLC, 6.950%, 06/15/11	1,962
250	FirstEnergy Corp., 7.375%, 11/15/31	213
	Florida Power & Light Co.,
410	5.950%, 10/01/33 (c)	420
320	5.950%, 02/01/38	328
	Florida Power Corp.,
275	5.650%, 06/15/18	282
220	6.400%, 06/15/38	231
	FPL Group Capital, Inc.,
250	5.350%, 06/15/13	254
250	7.875%, 12/15/15	283
	Georgia Power Co.,
200	5.950%, 02/01/39	198

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — Continued
220	6.000%, 11/01/13	237
100	Indiana Michigan Power Co., 7.000%, 03/15/19	98
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	100
166	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	152
100	Midamerican Energy Co., 5.300%, 03/15/18	97
500	Nevada Power Co., 6.500%, 08/01/18	472
320	Ohio Power Co., 5.750%, 09/01/13	325
200	Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	196
	Pacific Gas & Electric Co.,
770	5.625%, 11/30/17	785
160	8.250%, 10/15/18	191
175	Pacificorp, 5.500%, 01/15/19	176
100	Peco Energy Co., 5.350%, 03/01/18	98
1,040	Potomac Electric Power Co., 6.500%, 11/15/37	1,009
939	PSEG Power LLC, 7.750%, 04/15/11	976
125	Public Service Co. of Colorado, 5.800%, 08/01/18	130
2,425	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,091
	Public Service Electric & Gas Co.,
200	5.300%, 05/01/18	200
2,000	6.330%, 11/01/13	2,149
	Southern California Edison Co.,
750	5.500%, 08/15/18	775
391	5.750%, 03/15/14	421
200	5.950%, 02/01/38	205
	Spectra Energy Capital LLC,
1,575	5.500%, 03/01/14	1,458
500	6.200%, 04/15/18	454
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,017
1,320	5.400%, 04/30/18	1,311
610	5.950%, 09/15/17	629
		27,427
	Electronic Equipment, Instruments & Components — 0.0% (g)
565	Arrow Electronics, Inc., 6.875%, 07/01/13	523

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
850	7.500%, 01/15/14	938
1,150	8.050%, 02/01/10	1,186
	Wal-Mart Stores, Inc.,
420	4.250%, 04/15/13	440
752	5.250%, 09/01/35	698
200	6.200%, 04/15/38	208
350	7.550%, 02/15/30	416
		3,886
	Food Products — 0.3%
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	390
100	6.375%, 06/01/12 (e)	101
325	General Mills, Inc., 6.000%, 02/15/12 (c)	341
	Kellogg Co.,
447	4.250%, 03/06/13	446
1,200	5.125%, 12/03/12	1,250
	Kraft Foods, Inc.,
1,425	6.125%, 02/01/18	1,416
635	6.500%, 08/11/17	646
340	6.750%, 02/19/14	363
600	6.875%, 02/01/38	595
500	6.875%, 01/26/39	497
350	7.000%, 08/11/37	353
		6,398
	Gas Utilities — 0.2%
105	Atmos Energy Corp., 5.125%, 01/15/13	98
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	273
697	KeySpan Gas East Corp., 7.875%, 02/01/10	715
375	Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	398
	TransCanada Pipelines Ltd., (Canada),
955	4.000%, 06/15/13	906
550	6.200%, 10/15/37	457
250	6.500%, 08/15/18	248
1,100	7.250%, 08/15/38	1,076
		4,171
	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
370	4.000%, 03/01/14	370
210	4.625%, 03/15/15	211
		581
	Health Care Providers & Services — 0.0% (g)
250	WellPoint, Inc., 7.000%, 02/15/19	249

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	417
	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	76
1,075	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,356
100	Procter & Gamble Co., 5.500%, 02/01/34	98
		1,530
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	299
	Insurance — 1.2%
	American International Group, Inc.,
1,469	4.250%, 05/15/13	837
3,095	5.450%, 05/18/17	1,632
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,374
	Berkshire Hathaway Finance Corp.,
1,000	4.600%, 05/15/13	1,016
600	5.000%, 08/15/13	619
1,200	5.400%, 05/15/18	1,190
100	Chubb Corp. (The), 5.750%, 05/15/18	96
	Jackson National Life Global Funding,
800	5.375%, 05/08/13 (e)	731
1,695	6.125%, 05/30/12 (e)	1,623
1,017	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,050
1,658	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	1,612
1,100	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	991
430	MetLife, Inc., 6.817%, 08/15/18	402
1,093	Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	1,023
2,260	Monumental Global Funding II, 4.375%, 07/30/09 (e)	2,248
467	Nationwide Financial Services, 6.250%, 11/15/11	435
	New York Life Global Funding,
500	4.650%, 05/09/13 (e)	491
2,637	5.375%, 09/15/13 (e)	2,651
400	Pacific Life Global Funding, 5.150%, 04/15/13 (c) (e)	390
4,049	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	3,976
500	Principal Life Income Funding Trusts, 5.150%, 06/17/11	465
	Protective Life Secured Trusts,
835	4.000%, 10/07/09	828
2,365	4.000%, 04/01/11	2,179
200	Travelers Cos, Inc. (The), 5.800%, 05/15/18	194
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	296
		28,349
	Integrated Telecommunication Services — 0.0% (g)
150	Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	158
	IT Services — 0.1%
1,010	Electronic Data Systems Corp., 6.000%, 08/01/13 (c)	1,066
	Machinery — 0.0% (g)
500	Eaton Corp., 5.600%, 05/15/18	470
275	Ingersoll-Rand Co. (Bermuda), 6.391%, 11/15/27	274
120	PACCAR, Inc., 6.375%, 02/15/12	123
125	Parker Hannifin Corp., 5.500%, 05/15/18	120
		987
	Media — 0.7%
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	643
2,750	Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,970
	Comcast Corp.,
1,000	5.300%, 01/15/14	966
1,484	5.500%, 03/15/11	1,506
1,845	5.900%, 03/15/16	1,739
700	Comcast Holdings Corp., 10.625%, 07/15/12	764
688	Cox Communications, Inc., 7.750%, 11/01/10	702
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,165
483	Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	477
2,102	Time Warner Cable, Inc., 5.850%, 05/01/17	1,901
	Time Warner Entertainment Co. LP,
100	8.375%, 03/15/23	97
600	8.375%, 07/15/33	574
866	10.150%, 05/01/12	937
171	Time Warner, Inc., 7.700%, 05/01/32	162
815	Viacom, Inc., 6.250%, 04/30/16	693
		15,296
	Metals & Mining — 0.1%
	Alcoa, Inc.,
1,172	5.550%, 02/01/17	758

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — Continued
1,000	6.000%, 07/15/13	792
1,322	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,202
		2,752
	Multiline Retail — 0.1%
1,200	Nordstrom, Inc., 7.000%, 01/15/38	794
	Target Corp.,
200	6.000%, 01/15/18 (c)	197
800	7.000%, 01/15/38 (c)	769
		1,760
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
755	6.250%, 06/30/12	778
300	7.000%, 06/15/38	295
600	8.875%, 01/15/19	686
1,433	DTE Energy Co., 6.650%, 04/15/09	1,433
1,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,055
	Sempra Energy,
1,125	6.150%, 06/15/18	1,039
500	8.900%, 11/15/13	543
395	9.800%, 02/15/19	438
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	483
250	6.250%, 12/01/15	265
		7,015
	Oil, Gas & Consumable Fuels — 0.6%
2,087	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	2,218
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	797
1,500	Chevron Corp., 4.950%, 03/03/19	1,498
400	Conoco Funding Co., (Canada), 7.250%, 10/15/31	419
	ConocoPhillips,
200	5.200%, 05/15/18	191
450	5.750%, 02/01/19	441
200	6.500%, 02/01/39	194
1,760	8.750%, 05/25/10	1,892
100	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	105
200	Kerr-McGee Corp., 6.950%, 07/01/24	162
400	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	415
	Marathon Oil Corp.,
900	5.900%, 03/15/18	813
1,510	6.000%, 10/01/17	1,366
600	Petro-Canada, (Canada), 6.800%, 05/15/38	442
1,200	Shell International Finance BV, (Netherlands), 6.375%, 12/15/38	1,249
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	182
	XTO Energy, Inc.,
300	4.625%, 06/15/13	287
2,000	5.750%, 12/15/13	1,988
		14,659
	Paper & Forest Products — 0.1%
1,291	International Paper Co., 4.000%, 04/01/10	1,224
471	Weyerhaeuser Co., 6.750%, 03/15/12	446
		1,670
	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37 (c)	263
625	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	677
	GlaxoSmithKline Capital, Inc.,
750	4.850%, 05/15/13	787
530	6.375%, 05/15/38	557
650	Schering-Plough Corp., 6.000%, 09/15/17	653
		2,937
	Real Estate Investment Trusts (REITs) — 0.1%
1,310	HRPT Properties Trust, 6.650%, 01/15/18	834
	Simon Property Group LP,
700	5.625%, 08/15/14	601
650	6.100%, 05/01/16	514
		1,949
	Real Estate Management & Development — 0.0% (g)
269	ERP Operating LP, 4.750%, 06/15/09	267
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
828	6.125%, 03/15/09	829
200	6.750%, 07/15/11	211
450	7.000%, 02/01/14	481
999	7.125%, 12/15/10	1,044
350	Erac USA Finance Co., 6.375%, 10/15/17 (e)	227
	Norfolk Southern Corp.,
500	6.750%, 02/15/11	523
355	7.700%, 05/15/17	386

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Road & Rail — Continued
	Union Pacific Corp.,
235	4.875%, 01/15/15	221
1,100	5.650%, 05/01/17	1,040
600	5.700%, 08/15/18	569
		5,531
	Software — 0.1%
	Oracle Corp.,
1,397	5.250%, 01/15/16	1,413
673	5.750%, 04/15/18	680
200	6.500%, 04/15/38	199
		2,292
	Specialty Retail — 0.1%
1,600	Home Depot, Inc., 5.400%, 03/01/16	1,428
575	Staples, Inc., 9.750%, 01/15/14	603
		2,031
	Thrifts & Mortgage Finance — 0.2%
	Countrywide Home Loans, Inc.,
2,795	4.000%, 03/22/11	2,604
180	4.125%, 09/15/09	179
1,100	Wachovia Mortgage FSB, 4.500%, 06/15/09	1,097
		3,880
	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	987
	Wireless Telecommunication Services — 0.2%
1,867	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,995
3,300	Sprint Nextel Corp., 6.000%, 12/01/16	2,145
500	Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	497
1,100	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,045
		5,682
	Total Corporate Bonds (Cost $429,063)	394,467
	Foreign Government Securities — 0.3%
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	445
	United Mexican States, (Mexico),
1,407	6.375%, 01/16/13 (c)	1,475
856	6.625%, 03/03/15	895
3,308	7.500%, 04/08/33	3,283
	Total Foreign Government Securities (Cost $6,517)	6,098
	Mortgage Pass-Through Securities — 9.8%
	Federal Home Loan Mortgage Corp.,
2,542	ARM, 4.162%, 04/01/34	2,562
1,599	ARM, 4.200%, 12/01/33	1,594
116	ARM, 4.628%, 07/01/19	117
1,755	ARM, 4.679%, 12/01/34	1,778
79	ARM, 4.873%, 04/01/30	80
1,185	ARM, 5.167%, 02/01/36	1,221
1,718	ARM, 5.701%, 11/01/36	1,770
1,772	ARM, 5.901%, 10/01/36	1,835
846	ARM, 5.919%, 02/01/37	880
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,595	4.000%, 06/01/13 – 05/01/19	8,726
523	4.500%, 08/01/18	535
2,322	5.000%, 12/01/18	2,405
685	5.500%, 07/01/14 – 06/01/17	716
199	6.000%, 04/01/18	208
2,098	6.500%, 08/01/16 – 02/01/19	2,200
720	7.000%, 01/01/17 – 04/01/17	753
169	7.500%, 09/01/10 – 11/01/15	174
58	8.500%, 11/01/15	67
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
483	6.000%, 12/01/22	502
1,316	6.500%, 11/01/22	1,389
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,496	4.000%, 10/01/33 – 09/01/35	6,430
2,575	5.000%, 09/01/34	2,626
6,766	5.500%, 10/01/33 – 07/01/35	6,956
1,088	6.000%, 12/01/33 – 01/01/34	1,131
5,622	6.500%, 11/01/34 – 11/01/36	5,896
2,046	7.000%, 07/01/32 – 10/01/36	2,171
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,448	5.500%, 10/01/33 – 01/01/34	1,478
387	7.000%, 07/01/29	404
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—(h)	7.500%, 07/01/16	—	(h)
24	12.000%, 08/01/15 – 07/01/19	26
	Federal National Mortgage Association,
332	ARM, 3.924%, 07/01/33	334
1,377	ARM, 3.926%, 05/01/34	1,367
1,629	ARM, 4.033%, 07/01/33	1,652
1,607	ARM, 4.059%, 01/01/36	1,611

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
2,045	ARM, 4.104%, 09/01/33	2,066
662	ARM, 4.156%, 07/01/34	659
1,124	ARM, 4.218%, 04/01/34	1,129
663	ARM, 4.273%, 05/01/35	674
17	ARM, 4.296%, 01/01/19	17
522	ARM, 4.384%, 02/01/34	532
431	ARM, 4.386%, 01/01/36	435
196	ARM, 4.446%, 09/01/27	195
3,041	ARM, 4.531%, 06/01/35	3,081
36	ARM, 4.536%, 03/01/19	36
1,838	ARM, 4.556%, 04/01/35	1,857
510	ARM, 4.564%, 09/01/34	505
1,751	ARM, 4.569%, 11/01/34	1,779
5,504	ARM, 4.595%, 04/01/35	5,499
198	ARM, 4.625%, 03/01/29	198
1,858	ARM, 4.715%, 01/01/35	1,882
2,941	ARM, 4.717%, 08/01/34	2,957
864	ARM, 4.718%, 11/01/34	877
563	ARM, 4.755%, 09/01/35	576
689	ARM, 4.766%, 11/01/33	693
1,950	ARM, 4.787%, 10/01/34	1,992
222	ARM, 4.802%, 04/01/34	226
1,269	ARM, 4.818%, 10/01/34	1,293
3,171	ARM, 4.828%, 01/01/35	3,227
2,565	ARM, 4.837%, 01/01/33	2,566
671	ARM, 4.872%, 02/01/35	680
961	ARM, 4.902%, 09/01/34	975
1,108	ARM, 4.919%, 08/01/34	1,130
2,432	ARM, 4.965%, 07/01/33	2,467
2,340	ARM, 5.017%, 05/01/35	2,400
689	ARM, 5.077%, 01/01/34	701
1,075	ARM, 5.138%, 10/01/34	1,084
4,489	ARM, 5.243%, 09/01/35	4,548
1,846	ARM, 5.409%, 06/01/36	1,897
2,186	ARM, 5.961%, 07/01/36	2,246
	Federal National Mortgage Association, 15 Year, Single Family,
3,647	3.500%, 09/01/18 – 07/01/19	3,590
34,214	4.000%, 07/01/18 – 12/01/18	34,537
19,728	4.500%, 06/01/18 – 12/01/19	20,165
2,388	5.000%, 12/01/16 – 10/01/19	2,471
4,938	5.500%, 03/01/20 – 07/01/20	5,145
5,179	6.000%, 06/01/16 – 08/01/19	5,426
735	6.500%, 03/01/17 – 08/01/20	771
1,065	7.000%, 03/01/17 – 09/01/17	1,121
74	7.500%, 03/01/17	78
153	8.000%, 11/01/12 – 11/01/15	160
	Federal National Mortgage Association, 20 Year, Single Family,
854	4.500%, 04/01/24	860
96	6.000%, 02/01/14	100
4,534	6.500%, 05/01/22 – 04/01/25	4,775
	Federal National Mortgage Association, 30 Year FHA/VA,
216	6.000%, 09/01/33	224
353	6.500%, 03/01/29	372
58	7.000%, 02/01/33	62
106	8.000%, 06/01/28	112
108	9.000%, 05/01/18 – 12/01/25	118
	Federal National Mortgage Association, 30 Year, Single Family,
2,401	4.500%, 11/01/33 – 02/01/35	2,413
5,887	5.000%, 07/01/33 – 09/01/35	6,011
3,228	5.500%, 12/01/33 – 03/01/34	3,335
3,359	6.000%, 12/01/28 – 09/01/33	3,495
289	6.500%, 08/01/31	305
373	7.000%, 04/01/17 – 08/01/32	399
1,263	7.500%, 08/01/36	1,337
1,292	8.000%, 03/01/27 – 11/01/28	1,376
4	9.000%, 04/01/26	5
44	9.500%, 07/01/28	49
29	12.500%, 01/01/16	32
	Federal National Mortgage Association, Other,
4,811	4.000%, 09/01/13 – 11/01/33	4,767
2,116	4.500%, 11/01/14	2,165
1,593	5.500%, 06/01/12 – 09/01/33	1,634
3,209	6.500%, 01/01/36 – 07/01/36	3,363
510	7.000%, 10/01/46	534
232	10.890%, 04/15/19	259
	Government National Mortgage Association II, 30 Year, Single Family,
975	4.500%, 08/20/33	983
135	7.500%, 02/20/28 – 09/20/28	144
188	8.000%, 12/20/25 – 09/20/28	203
56	8.500%, 05/20/25	61
	Government National Mortgage Association, 15 Year, Single Family,
301	6.500%, 06/15/17 – 12/15/17	317
461	8.000%, 01/15/16	492

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association, 30 Year, Single Family,
892	6.500%, 03/15/28 – 04/15/33	934
560	7.000%, 02/15/33 – 06/15/33	607
106	7.500%, 11/15/22 – 11/15/31	114
45	8.000%, 09/15/22 – 08/15/28	49
7	9.000%, 12/15/16	8
2,416	9.500%, 10/15/24	2,923
	Total Mortgage Pass-Through Securities (Cost $225,353)	233,074
	Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $403)	349
	U.S. Government Agency Securities — 0.7%
10,549	Federal Home Loan Bank System, 4.720%, 09/20/12	10,828
	Federal Home Loan Mortgage Corp.,
1,173	4.125%, 07/12/10	1,218
1,043	6.875%, 09/15/10	1,122
	Federal National Mortgage Association,
3,464	6.250%, 02/01/11	3,658
885	7.125%, 06/15/10 (c)	950
	Total U.S. Government Agency Securities (Cost $17,291)	17,776
	U.S. Treasury Obligations — 15.0%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23 (c)	1,310
200	7.500%, 11/15/16 (c)	258
1,881	7.875%, 02/15/21	2,613
614	8.125%, 05/15/21	872
7,550	8.750%, 05/15/17	10,510
2,500	8.875%, 08/15/17 (c)	3,521
5,425	9.250%, 02/15/16	7,572
1,069	9.875%, 11/15/15	1,527
377	13.250%, 05/15/14 (m)	386
	U.S. Treasury Bonds Coupon STRIPS,
10,447	02/15/11 (c)	10,231
16,105	02/15/13 (c)	14,852
31,778	02/15/14 (m)	28,155
11,875	05/15/14 (m)	10,376
24,565	08/15/14 (m)	21,242
23,253	11/15/14 (m)	19,852
15,580	02/15/15 (m)	13,126
3,626	05/15/15 (c)	3,011
13,603	08/15/15 (c)	11,249
30,472	11/15/15 (c)	24,809
50,996	02/15/16	40,423
12,755	05/15/16 (c)	9,977
3,236	08/15/16 (c)	2,485
11,137	11/15/16 (c)	8,452
9,304	02/15/17 (c)	7,008
25,196	05/15/17 (c)	18,818
5,145	08/15/17 (c)	3,792
18,549	11/15/17 (c)	13,508
16,845	05/15/18 (c)	12,105
13,727	02/15/19 (c)	9,427
200	05/15/20	127
2,750	08/15/20	1,724
678	02/15/22 (c)	395
5,337	02/15/23 (c)	2,956
	U.S. Treasury Bonds Principal STRIPS,
3,594	11/15/09 (c)	3,569
8,500	02/15/15 (c)	7,237
5,445	11/15/15 (c)	4,444
1,000	05/15/16 (c)	793
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	10,044
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	572
8,996	4.250%, 01/15/10	11,476
	Total U.S. Treasury Obligations (Cost $331,818)	354,804
	Total Long-Term Investments (Cost $2,419,892)	2,335,822

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
15,216	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910% (b) (l) (Cost $15,216)	15,216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investment of Cash Collateral for Securities on Loan — 5.8%
	Corporate Note — 0.6%
15,000	National Australia Bank Ltd., (Australia), VAR, 2.423%, 04/06/09 (e)	15,006

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 5.2%
123,429	JPMorgan Prime Money Market Fund, Capital Shares, 0.870% (b) (l)	123,429
	Total Investments of Cash Collateral for Securities on Loan (Cost $138,430)	138,435
	Total Investments — 105.1% (Cost $2,573,538)	2,489,473
	Liabilities in Excess of Other Assets — (5.1)%	(121,965)
	NET ASSETS — 100.0%	$2,367,508

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.7%
	Common Stocks — 97.7%
	Aerospace & Defense — 2.6%
27	Boeing Co.	858
15	General Dynamics Corp.	636
5	Goodrich Corp.	152
27	Honeywell International, Inc.	726
4	L-3 Communications Holdings, Inc.	301
12	Lockheed Martin Corp.	783
12	Northrop Grumman Corp.	455
5	Precision Castparts Corp.	288
15	Raytheon Co.	616
6	Rockwell Collins, Inc.	184
35	United Technologies Corp.	1,446
		6,445
	Air Freight & Logistics — 1.0%
6	C.H. Robinson Worldwide, Inc.	261
8	Expeditors International of Washington, Inc. (c)	218
12	FedEx Corp.	501
37	United Parcel Service, Inc., Class B	1,526
		2,506
	Airlines — 0.1%
28	Southwest Airlines Co.	162

	Auto Components — 0.1%
9	Goodyear Tire & Rubber Co. (The) (a)	40
22	Johnson Controls, Inc.	252
		292
	Automobiles — 0.1%
89	Ford Motor Co. (a) (c)	178
23	General Motors Corp. (c)	51
9	Harley-Davidson, Inc. (c)	88
		317
	Beverages — 2.7%
4	Brown-Forman Corp., Class B	157
74	Coca-Cola Co. (The)	3,028
12	Coca-Cola Enterprises, Inc.	135
7	Constellation Brands, Inc., Class A (a)	95
9	Dr Pepper Snapple Group, Inc. (a)	133
6	Molson Coors Brewing Co., Class B	195
5	Pepsi Bottling Group, Inc.	93
58	PepsiCo, Inc.	2,785
		6,621
	Biotechnology — 2.3%
39	Amgen, Inc. (a)	1,931
11	Biogen Idec, Inc. (a)	500
17	Celgene Corp. (a)	764
3	Cephalon, Inc. (a) (c)	167
10	Genzyme Corp. (a)	614
34	Gilead Sciences, Inc. (a)	1,535
		5,511
	Building Products — 0.0% (g)
13	Masco Corp.	69
	Capital Markets — 2.2%
8	American Capital Ltd.(c)	10
8	Ameriprise Financial, Inc.	129
43	Bank of New York Mellon Corp. (The)	948
35	Charles Schwab Corp. (The)	443
21	E*Trade Financial Corp. (a) (c)	17
3	Federated Investors, Inc., Class B	62
6	Franklin Resources, Inc.	258
16	Goldman Sachs Group, Inc. (The)	1,500
14	Invesco Ltd.	164
6	Janus Capital Group, Inc.	26
5	Legg Mason, Inc.	68
40	Morgan Stanley	773
8	Northern Trust Corp.	461
16	State Street Corp.	407
10	T. Rowe Price Group, Inc. (c)	219
		5,485
	Chemicals — 1.8%
8	Air Products & Chemicals, Inc.	361
2	CF Industries Holdings, Inc.	136
34	Dow Chemical Co. (The)	246
34	E.l. du Pont de Nemours & Co.	631
3	Eastman Chemical Co.	56
6	Ecolab, Inc.	198
3	International Flavors & Fragrances, Inc.	77
20	Monsanto Co.	1,557
6	PPG Industries, Inc.	190
11	Praxair, Inc.	652
5	Rohm & Haas Co.	242
5	Sigma-Aldrich Corp.	167
		4,513

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 1.8%
21	BB&T Corp. (c)	332
6	Comerica, Inc.	84
22	Fifth Third Bancorp (c)	46
8	First Horizon National Corp.	70
14	Huntington Bancshares, Inc. (c)	20
18	KeyCorp	129
3	M&T Bank Corp. (c)	105
10	Marshall & Ilsley Corp. (c)	45
16	PNC Financial Services Group, Inc.	436
26	Regions Financial Corp.	88
13	SunTrust Banks, Inc.	159
65	U.S. Bancorp	935
157	Wells Fargo & Co.	1,902
4	Zions Bancorp	40
		4,391
	Commercial Services & Supplies — 0.6%
4	Avery Dennison Corp.	80
5	Cintas Corp.	99
7	Iron Mountain, Inc. (a)	125
8	Pitney Bowes, Inc. (c)	148
8	R.R. Donnelley & Sons Co.	60
12	Republic Services, Inc.	238
3	Stericycle, Inc. (a)	153
18	Waste Management, Inc.	493
		1,396
	Communications Equipment — 2.7%
3	Ciena Corp. (a)	18
218	Cisco Systems, Inc. (a)	3,178
58	Corning, Inc.	611
5	Harris Corp.	187
8	JDS Uniphase Corp. (a)	23
20	Juniper Networks, Inc. (a)	279
84	Motorola, Inc.	297
62	QUALCOMM, Inc.	2,062
15	Tellabs, Inc. (a)	56
		6,711
	Computers & Peripherals — 5.0%
33	Apple, Inc. (a)	2,957
64	Dell, Inc. (a)	550
76	EMC Corp. (a)	798
91	Hewlett-Packard Co.	2,649
50	International Business Machines Corp.	4,606
3	Lexmark International, Inc., Class A (a) (c)	50
12	NetApp, Inc. (a)	165
5	QLogic Corp. (a)	44
8	SanDisk Corp. (a) (c)	75
28	Sun Microsystems, Inc. (a)	129
7	Teradata Corp. (a)	101
		12,124
	Construction & Engineering — 0.2%
7	Fluor Corp.	225
5	Jacobs Engineering Group, Inc. (a)	154
		379
	Construction Materials — 0.1%
4	Vulcan Materials Co. (c)	170
	Consumer Finance — 0.4%
43	American Express Co.	521
15	Capital One Financial Corp.	176
18	Discover Financial Services	102
17	SLM Corp. (a)	80
		879
	Containers & Packaging — 0.2%
4	Ball Corp.	142
4	Bemis Co., Inc. (c)	69
6	Owens-Illinois, Inc. (a)	96
5	Pactiv Corp. (a)	77
6	Sealed Air Corp.	66
		450
	Distributors — 0.1%
6	Genuine Parts Co.	167
	Diversified Consumer Services — 0.2%
4	Apollo Group, Inc., Class A (a)	288
13	H&R Block, Inc.	241
		529
	Diversified Financial Services — 2.3%
238	Bank of America Corp.	941
14	CIT Group, Inc. (c)	33
203	Citigroup, Inc.	304
2	CME Group, Inc.	455
3	IntercontinentalExchange, Inc. (a)	153
139	JPMorgan Chase & Co. (q)	3,177
7	Leucadia National Corp. (a)	96
7	Moody’s Corp.	130
5	NASDAQ OMX Group, Inc. (The) (a) (c)	106
10	NYSE Euronext	167
		5,562

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 3.7%
220	AT&T, Inc.	5,218
4	CenturyTel, Inc. (c)	98
5	Embarq Corp.	185
12	Frontier Communications Corp.	84
55	Qwest Communications International, Inc. (c)	185
106	Verizon Communications, Inc.	3,019
16	Windstream Corp.	122
		8,911
	Electric Utilities — 2.5%
6	Allegheny Energy, Inc.	149
15	American Electric Power Co., Inc.	422
47	Duke Energy Corp.	635
12	Edison International	330
7	Entergy Corp.	475
25	Exelon Corp.	1,157
11	FirstEnergy Corp.	483
15	FPL Group, Inc.	690
8	Pepco Holdings, Inc.	121
4	Pinnacle West Capital Corp.	99
14	PPL Corp. (c)	390
10	Progress Energy, Inc.	366
29	Southern Co.	875
		6,192
	Electrical Equipment — 0.4%
6	Cooper Industries Ltd., Class A	136
29	Emerson Electric Co.	764
5	Rockwell Automation, Inc.	106
		1,006
	Electronic Equipment, Instruments & Components — 0.3%
13	Agilent Technologies, Inc. (a)	181
7	Amphenol Corp., Class A	166
5	FLIR Systems, Inc. (a) (c)	106
8	Jabil Circuit, Inc.	32
5	Molex, Inc.	60
17	Tyco Electronics Ltd., (Bermuda)	162
		707
	Energy Equipment & Services — 1.7%
11	Baker Hughes, Inc.	336
11	BJ Services Co.	105
8	Cameron International Corp. (a)	158
3	Diamond Offshore Drilling, Inc.	162
5	ENSCO International, Inc.	130
33	Halliburton Co.	543
11	Nabors Industries Ltd., (Bermuda) (a)	103
16	National Oilwell Varco, Inc. (a)	415
10	Noble Corp.	242
4	Rowan Cos., Inc.	51
45	Schlumberger Ltd.	1,696
8	Smith International, Inc.	175
		4,116
	Food & Staples Retailing — 3.5%
16	Costco Wholesale Corp.	681
54	CVS/Caremark Corp.	1,377
24	Kroger Co. (The)	502
16	Safeway, Inc.	295
8	SUPERVALU, Inc.	123
22	SYSCO Corp.	480
37	Walgreen Co.	880
83	Wal-Mart Stores, Inc.	4,101
5	Whole Foods Market, Inc. (c)	64
		8,503
	Food Products — 1.9%
24	Archer-Daniels-Midland Co.	637
8	Campbell Soup Co.	205
17	ConAgra Foods, Inc.	251
6	Dean Foods Co. (a)	117
12	General Mills, Inc.	653
12	H.J. Heinz Co.	383
6	Hershey Co. (The) (c)	208
4	JM Smucker Co. (The)	164
9	Kellogg Co.	365
55	Kraft Foods, Inc., Class A	1,247
5	McCormick & Co., Inc. (Non-voting)	152
26	Sara Lee Corp.	203
11	Tyson Foods, Inc., Class A	95
		4,680
	Gas Utilities — 0.2%
5	EQT Corp.	150
2	Nicor, Inc. (c)	53
6	Questar Corp.	186
		389
	Health Care Equipment & Supplies — 2.4%
23	Baxter International, Inc.	1,176
9	Becton, Dickinson & Co.	561
56	Boston Scientific Corp. (a)	393
4	C.R. Bard, Inc.	297

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
19	Covidien Ltd., (Bermuda)	594
6	DENTSPLY International, Inc. (c)	128
6	Hospira, Inc. (a)	138
1	Intuitive Surgical, Inc. (a) (c)	132
42	Medtronic, Inc.	1,233
13	St. Jude Medical, Inc. (a)	425
9	Stryker Corp.	304
5	Varian Medical Systems, Inc. (a)	141
8	Zimmer Holdings, Inc. (a)	293
		5,815
	Health Care Providers & Services — 2.2%
17	Aetna, Inc.	410
6	AmerisourceBergen Corp.	185
13	Cardinal Health, Inc.	435
10	CIGNA Corp.	161
6	Coventry Health Care, Inc. (a)	64
4	DaVita, Inc. (a)	181
9	Express Scripts, Inc. (a)	464
6	Humana, Inc. (a)	149
4	Laboratory Corp. of America Holdings (a)	221
10	McKesson Corp.	422
19	Medco Health Solutions, Inc. (a)	753
3	Patterson Cos., Inc. (a)	61
6	Quest Diagnostics, Inc.	271
15	Tenet Healthcare Corp. (a)	17
45	UnitedHealth Group, Inc.	884
19	WellPoint, Inc. (a)	643
		5,321
	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	85
	Hotels, Restaurants & Leisure — 1.5%
16	Carnival Corp.	318
5	Darden Restaurants, Inc.	140
11	International Game Technology	97
11	Marriott International, Inc., Class A (c)	155
42	McDonald’s Corp.	2,169
27	Starbucks Corp. (a)	251
7	Starwood Hotels & Resorts Worldwide, Inc.	79
7	Wyndham Worldwide Corp.	24
2	Wynn Resorts Ltd. (a) (c)	48
17	Yum! Brands, Inc.	453
		3,734
	Household Durables — 0.3%
2	Black & Decker Corp.	53
5	Centex Corp.	29
10	D.R. Horton, Inc.	87
6	Fortune Brands, Inc.	133
2	Harman International Industries, Inc.	23
3	KB Home (c)	25
6	Leggett & Platt, Inc.	66
5	Lennar Corp., Class A	35
10	Newell Rubbermaid, Inc.	58
8	Pulte Homes, Inc. (c)	73
2	Snap-On, Inc.	50
3	Stanley Works (The)	79
3	Whirlpool Corp. (c)	61
		772
	Household Products — 3.1%
5	Clorox Co.	251
19	Colgate-Palmolive Co.	1,131
15	Kimberly-Clark Corp.	726
111	Procter & Gamble Co.	5,358
		7,466
	Independent Power Producers & Energy Traders — 0.1%
25	AES Corp. (The) (a)	158
7	Constellation Energy Group, Inc.	147
19	Dynegy, Inc., Class A (a)	24
		329
	Industrial Conglomerates — 2.0%
26	3M Co.	1,173
391	General Electric Co.	3,330
9	Textron, Inc.	51
18	Tyco International Ltd., (Bermuda)	353
		4,907
	Insurance — 2.0%
17	Aflac, Inc.	291
20	Allstate Corp. (The)	336
100	American International Group, Inc. (c)	42
10	AON Corp.	384
4	Assurant, Inc.	90
13	Chubb Corp. (The)	517
6	Cincinnati Financial Corp.	124
16	Genworth Financial, Inc., Class A	20
11	Hartford Financial Services Group, Inc. (c)	69
10	Lincoln National Corp.	82
13	Loews Corp.	268

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
19	Marsh & McLennan Cos., Inc.	343
7	MBIA, Inc. (a) (c)	19
30	MetLife, Inc.	546
10	Principal Financial Group, Inc.	77
25	Progressive Corp. (The) (a)	291
16	Prudential Financial, Inc.	259
3	Torchmark Corp.	65
22	Travelers Cos., Inc. (The)	787
12	Unum Group	126
12	XL Capital Ltd., (Bermuda), Class A	41
		4,777
	Internet & Catalog Retail — 0.3%
12	Amazon.com, Inc. (a)	776
8	Expedia, Inc. (a)	62
		838
	Internet Software & Services — 1.8%
6	Akamai Technologies, Inc. (a)	114
40	eBay, Inc. (a)	434
9	Google, Inc., Class A (a)	3,012
7	VeriSign, Inc. (a)	140
52	Yahoo!, Inc. (a)	684
		4,384
	IT Services — 1.1%
4	Affiliated Computer Services, Inc., Class A (a)	169
19	Automatic Data Processing, Inc.	646
11	Cognizant Technology Solutions Corp., Class A (a)	200
6	Computer Sciences Corp. (a)	196
5	Convergys Corp. (a)	29
7	Fidelity National Information Services, Inc.	124
6	Fiserv, Inc. (a)	195
3	MasterCard, Inc., Class A (c)	426
12	Paychex, Inc.	264
7	Total System Services, Inc.	92
27	Western Union Co. (The)	298
		2,639
	Leisure Equipment & Products — 0.1%
10	Eastman Kodak Co.	32
5	Hasbro, Inc.	106
13	Mattel, Inc.	158
		296
	Life Sciences Tools & Services — 0.4%
6	Life Technologies Corp. (a)	187
2	Millipore Corp. (a)	113
4	PerkinElmer, Inc.	57
16	Thermo Fisher Scientific, Inc. (a)	568
4	Waters Corp. (a)	129
		1,054
	Machinery — 1.5%
22	Caterpillar, Inc.	553
8	Cummins, Inc.	156
10	Danaher Corp.	483
16	Deere & Co.	437
7	Dover Corp.	173
6	Eaton Corp.	222
2	Flowserve Corp.	106
15	Illinois Tool Works, Inc.	408
12	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	168
7	ITT Corp.	253
5	Manitowoc Co., Inc. (The)	20
14	PACCAR, Inc. (c)	339
4	Pall Corp.	105
6	Parker Hannifin Corp.	200
		3,623
	Media — 2.3%
25	CBS Corp., Class B	108
107	Comcast Corp., Class A	1,401
20	DIRECTV Group, Inc. (The) (a) (c)	406
8	Gannett Co., Inc. (c)	28
18	Interpublic Group of Cos., Inc. (The) (a)	68
12	McGraw-Hill Cos., Inc. (The)	231
1	Meredith Corp.	17
4	New York Times Co. (The), Class A (c)	18
86	News Corp., Class A	476
12	Omnicom Group, Inc.	278
3	Scripps Networks Interactive, Inc., Class A (c)	67
134	Time Warner, Inc.	1,020
23	Viacom, Inc., Class B (a)	352
69	Walt Disney Co. (The)	1,156
— (h)	Washington Post Co. (The), Class B	80
		5,706
	Metals & Mining — 0.8%
4	AK Steel Holding Corp.	26
30	Alcoa, Inc.	186
4	Allegheny Technologies, Inc. (c)	71
15	Freeport-McMoRan Copper & Gold, Inc.	466
18	Newmont Mining Corp.	751

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — Continued
12	Nucor Corp.	393
3	Titanium Metals Corp. (c)	18
4	United States Steel Corp.	85
		1,996
	Multiline Retail — 0.7%
3	Big Lots, Inc. (a) (c)	47
5	Family Dollar Stores, Inc.	143
8	J.C. Penney Co., Inc.	127
11	Kohl’s Corp. (a)	399
16	Macy’s, Inc.	123
6	Nordstrom, Inc. (c)	80
2	Sears Holdings Corp. (a) (c)	76
28	Target Corp.	794
		1,789
	Multi-Utilities — 1.6%
8	Ameren Corp.	187
13	CenterPoint Energy, Inc.	132
8	CMS Energy Corp. (c)	93
10	Consolidated Edison, Inc.	369
22	Dominion Resources, Inc.	654
6	DTE Energy Co.	163
3	Integrys Energy Group, Inc.	69
10	NiSource, Inc.	89
13	PG&E Corp.	514
19	Public Service Enterprise Group, Inc.	515
4	SCANA Corp.	132
9	Sempra Energy	377
8	TECO Energy, Inc.	76
4	Wisconsin Energy Corp.	173
17	Xcel Energy, Inc.	297
		3,840
	Office Electronics — 0.1%
32	Xerox Corp.	167
	Oil, Gas & Consumable Fuels — 11.8%
17	Anadarko Petroleum Corp.	598
12	Apache Corp.	737
4	Cabot Oil & Gas Corp.	78
20	Chesapeake Energy Corp.	315
76	Chevron Corp.	4,595
56	ConocoPhillips	2,074
7	Consol Energy, Inc.	184
16	Devon Energy Corp.	719
26	El Paso Corp.	176
9	EOG Resources, Inc.	465
189	Exxon Mobil Corp.	12,866
11	Hess Corp.	578
26	Marathon Oil Corp.	612
3	Massey Energy Co.	37
7	Murphy Oil Corp.	297
6	Noble Energy, Inc.	293
30	Occidental Petroleum Corp.	1,565
10	Peabody Energy Corp.	235
4	Pioneer Natural Resources Co.	64
6	Range Resources Corp.	206
13	Southwestern Energy Co. (a)	368
23	Spectra Energy Corp.	296
4	Sunoco, Inc.	146
5	Tesoro Corp. (c)	76
19	Valero Energy Corp. (c)	372
22	Williams Cos., Inc.	243
21	XTO Energy, Inc.	680
		28,875
	Paper & Forest Products — 0.1%
16	International Paper Co.	91
6	MeadWestvaco Corp.	59
8	Weyerhaeuser Co.	190
		340
	Personal Products — 0.2%
16	Avon Products, Inc.	279
4	Estee Lauder Cos., Inc. (The), Class A	98
		377
	Pharmaceuticals — 8.0%
58	Abbott Laboratories	2,736
11	Allergan, Inc.	444
74	Bristol-Myers Squibb Co.	1,357
37	Eli Lilly & Co.	1,095
11	Forest Laboratories, Inc. (a)	241
103	Johnson & Johnson	5,168
9	King Pharmaceuticals, Inc. (a)	67
79	Merck & Co., Inc.	1,906
11	Mylan, Inc. (a) (c)	141
251	Pfizer, Inc.	3,092
61	Schering-Plough Corp.	1,053
4	Watson Pharmaceuticals, Inc. (a)	110
50	Wyeth	2,025
		19,435

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Professional Services — 0.1%
2	Dun & Bradstreet Corp.	149
5	Equifax, Inc.	101
5	Monster Worldwide, Inc. (a)	30
6	Robert Half International, Inc.	89
		369
	Real Estate Investment Trusts (REITs) — 0.8%
4	Apartment Investment & Management Co., Class A (c)	23
3	AvalonBay Communities, Inc.	126
5	Boston Properties, Inc.	167
4	Developers Diversified Realty Corp.	13
10	Equity Residential	178
9	HCP, Inc. (c)	172
4	Health Care REIT, Inc. (c)	119
19	Host Hotels & Resorts, Inc.	72
9	Kimco Realty Corp. (c)	75
6	Plum Creek Timber Co., Inc. (c)	163
10	ProLogis (c)	57
5	Public Storage	259
8	Simon Property Group, Inc. (c)	278
5	Vornado Realty Trust (c)	168
		1,870
	Real Estate Management & Development — 0.0% (g)
8	CB Richard Ellis Group, Inc., Class A (a) (c)	24
	Road & Rail — 0.9%
10	Burlington Northern Santa Fe Corp.	615
15	CSX Corp.	363
14	Norfolk Southern Corp.	437
2	Ryder System, Inc.	47
19	Union Pacific Corp.	708
		2,170
	Semiconductors & Semiconductor Equipment — 2.3%
23	Advanced Micro Devices, Inc. (a) (c)	49
11	Altera Corp.	170
11	Analog Devices, Inc.	202
50	Applied Materials, Inc.	460
17	Broadcom Corp., Class A (a)	272
207	Intel Corp.	2,640
6	KLA-Tencor Corp.	109
8	Linear Technology Corp.	180
24	LSI Corp. (a)	70
8	MEMC Electronic Materials, Inc. (a) (c)	126
7	Microchip Technology, Inc. (c)	127
28	Micron Technology, Inc. (a)	92
7	National Semiconductor Corp.	79
4	Novellus Systems, Inc. (a)	46
20	NVIDIA Corp. (a)	166
6	Teradyne, Inc. (a)	26
48	Texas Instruments, Inc.	693
10	Xilinx, Inc.	180
		5,687
	Software — 3.8%
20	Adobe Systems, Inc. (a)	330
8	Autodesk, Inc. (a)	107
7	BMC Software, Inc. (a)	207
15	CA, Inc.	249
7	Citrix Systems, Inc. (a)	139
9	Compuware Corp. (a)	54
12	Electronic Arts, Inc. (a)	195
12	Intuit, Inc. (a)	272
6	McAfee, Inc. (a)	159
285	Microsoft Corp.	4,602
13	Novell, Inc. (a)	41
146	Oracle Corp. (a)	2,268
4	Salesforce.com, Inc. (a) (c)	109
31	Symantec Corp. (a)	431
		9,163
	Specialty Retail — 1.9%
3	Abercrombie & Fitch Co., Class A (c)	71
4	AutoNation, Inc. (a) (c)	40
1	AutoZone, Inc. (a)	203
10	Bed Bath & Beyond, Inc. (a) (c)	206
13	Best Buy Co., Inc.	363
6	GameStop Corp., Class A (a)	164
17	Gap, Inc. (The)	188
63	Home Depot, Inc.	1,319
10	Limited Brands, Inc.	78
55	Lowe’s Cos., Inc.	865
10	Office Depot, Inc. (a) (c)	11
5	RadioShack Corp. (c)	34
4	Sherwin-Williams Co. (The) (c)	168
27	Staples, Inc.	424
5	Tiffany & Co. (c)	87
16	TJX Cos., Inc.	345
		4,566

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	170
3	Jones Apparel Group, Inc.	9
15	Nike, Inc., Class B	607
2	Polo Ralph Lauren Corp.	72
3	V.F. Corp.	170
		1,028
	Thrifts & Mortgage Finance — 0.2%
19	Hudson City Bancorp, Inc.	201
13	People’s United Financial, Inc.	226
		427
	Tobacco — 1.8%
77	Altria Group, Inc.	1,185
6	Lorillard, Inc.	366
75	Philip Morris International, Inc.	2,522
6	Reynolds American, Inc.	212
		4,285
	Trading Companies & Distributors — 0.1%
5	Fastenal Co. (c)	145
2	W.W. Grainger, Inc. (c)	159
		304
	Wireless Telecommunication Services — 0.3%
15	American Tower Corp., Class A (a)	430
106	Sprint Nextel Corp. (a)	350
		780
	Total Common Stocks (Cost $370,101)	238,421
	Investment Company — 0.0% (g)
2	SPDR Trust, Series 1, (Cost $133)	130
	Total Long-Term Investments (Cost $370,234)	238,551

Short-Term Investments — 1.9%
	Investment Company — 1.6%
3,917	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910% (b) (l) (m) (Cost $3,917)	3,917

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	U.S. Treasury Obligation — 0.3%
665	U.S. Treasury Bill, 0.250%, 04/09/09 (c) (k) (n) (Cost $665)	665
	Total Short-Term Investments (Cost $4,582)	4,582
Investments of Cash Collateral for Securities on Loan — 3.1%
	Corporate Notes — 1.0%
1,000	BBVA Senior Finance S.A., (Spain), VAR, 2.149%, 03/12/10 (e)	981
1,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	958
500	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	468
		2,407

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 2.1%
5,068	JPMorgan Prime Money Market Fund, Capital Shares, 0.870% (b) (l)	5,068
	Total Investments of Cash Collateral for Securities on Loan (Cost $7,568)	7,475
	Total Investments — 102.7% (Cost $382,384)	250,608
	Liabilities in Excess of Other Assets — (2.7)%	(6,689)
	NET ASSETS — 100.0%	$243,919

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/09	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	S&P 500 Index	03/19/09	$3,304	$(325)

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 95.4%
	Asset-Backed Securities — 2.4%
405	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	406
	AmeriCredit Automobile Receivables Trust,
131	Series 2005-BM, Class A4, VAR, 0.525%, 05/06/12	117
307	Series 2006-BG, Class A3, 5.210%, 10/06/11	301
800	Series 2006-BG, Class A4, 5.210%, 09/06/13	651
144	Series 2007-CM, Class A3B, VAR, 0.475%, 05/07/12	132
108	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.844%, 04/25/36 (i)	67
148	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	145
12	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.050%, 03/15/10	12
860	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	618
64	CNH Equipment Trust, Series 2007-A, Class A3, 4.990%, 10/15/10	64
92	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	75
	Ford Credit Auto Owner Trust,
1,200	Series 2006-B, Class A4, 5.250%, 09/15/11	1,161
148	Series 2007-A, Class A2B, VAR, 0.471%, 04/15/10	148
300	Series 2007-B, Class A3A, 5.150%, 11/15/11	293
133	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	83
375	Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	367
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	497
	MBNA Credit Card Master Note Trust,
607	Series 2002-C1, Class C1, 6.800%, 07/15/14	358
253	Series 2003-C1, Class C1, VAR, 2.161%, 06/15/12	192
445	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	391
8	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.350%, 02/22/11	8
395	WFS Financial Owner Trust, Series 2005-1, Class A4, 3.870%, 08/17/12	391
275	World Omni Auto Receivables Trust, Series 2007-B, Class A3A, 5.280%, 01/17/12	273
	Total Asset-Backed Securities (Cost $7,787)	6,750
	Collateralized Mortgage Obligations — 40.4%
	Agency CMO — 33.9%
134	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	141
	Federal Home Loan Mortgage Corp. REMICS,
14	Series 11, Class D, 9.500%, 07/15/19	15
— (h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
7	Series 46, Class B, 7.800%, 09/15/20	7
2	Series 47, Class F, 10.000%, 06/15/20	2
— (h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
7	Series 99, Class Z, 9.500%, 01/15/21	7
31	Series 114, Class H, 6.950%, 01/15/21	31
2	Series 1079, Class S, HB, IF, 32.300%, 05/15/21	2
2	Series 1084, Class F, VAR, 1.450%, 05/15/21	2
2	Series 1084, Class S, HB, IF, 42.975%, 05/15/21	2
16	Series 1144, Class KB, 8.500%, 09/15/21	16
— (h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
— (h)	Series 1196, Class B, HB, IF, 1,138.011%, 01/15/22	3
24	Series 1206, Class IA, 7.000%, 03/15/22	24
154	Series 1212, Class IZ, 8.000%, 02/15/22	158
16	Series 1250, Class J, 7.000%, 05/15/22	17
47	Series 1343, Class LA, 8.000%, 08/15/22	52
204	Series 1466, Class PZ, 7.500%, 02/15/23	214
3	Series 1470, Class F, VAR, 3.757%, 02/15/23	3
84	Series 1491, Class I, 7.500%, 04/15/23	86
82	Series 1518, Class G, IF, 8.555%, 05/15/23	81
76	Series 1541, Class O, VAR, 2.220%, 07/15/23	73
53	Series 1558, Class D, 6.500%, 07/15/23	54
3	Series 1602, Class SA, IF, 21.125%, 10/15/23	3
252	Series 1607, Class H, 6.250%, 10/15/13	257
276	Series 1608, Class L, 6.500%, 09/15/23	293
249	Series 1609, Class LG, IF, 16.250%, 11/15/23	268
70	Series 1611, Class JA, VAR, 1.625%, 08/15/23	70
64	Series 1611, Class JB, IF, 20.835%, 08/15/23	67
4	Series 1671, Class L, 7.000%, 02/15/24	4
3	Series 1685, Class Z, 6.000%, 11/15/23	3
— (h)	Series 1698, Class SC, IF, 12.651%, 03/15/09	—	(h)
33	Series 1700, Class GA, PO, 02/15/24	29
405	Series 1706, Class K, 7.000%, 03/15/24	431
1,000	Series 1720, Class PL, 7.500%, 04/15/24	1,069
27	Series 1745, Class D, 7.500%, 08/15/24	28
90	Series 1798, Class F, 5.000%, 05/15/23	92

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
4	Series 1807, Class G, 9.000%, 10/15/20	4
367	Series 1927, Class PH, 7.500%, 01/15/27	391
173	Series 1981, Class Z, 6.000%, 05/15/27	181
54	Series 1987, Class PE, 7.500%, 09/15/27	54
93	Series 2025, Class PE, 6.300%, 01/15/13	95
27	Series 2033, Class SN, IF, IO, 19.051%, 03/15/24	14
74	Series 2038, Class PN, IO, 7.000%, 03/15/28	8
321	Series 2040, Class PE, 7.500%, 03/15/28	328
118	Series 2056, Class TD, 6.500%, 05/15/18	125
481	Series 2063, Class PG, 6.500%, 06/15/28	505
63	Series 2064, Class TE, 7.000%, 06/15/28	66
321	Series 2075, Class PH, 6.500%, 08/15/28	338
304	Series 2075, Class PM, 6.250%, 08/15/28	320
83	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
53	Series 2102, Class TC, 6.000%, 12/15/13	55
299	Series 2115, Class PE, 6.000%, 01/15/14	311
260	Series 2125, Class JZ, 6.000%, 02/15/29	273
32	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506	Series 2169, Class TB, 7.000%, 06/15/29	535
202	Series 2172, Class QC, 7.000%, 07/15/29	217
2	Series 2196, Class TL, 7.500%, 11/15/29	2
110	Series 2201, Class C, 8.000%, 11/15/29	117
208	Series 2210, Class Z, 8.000%, 01/15/30	223
91	Series 2224, Class CB, 8.000%, 03/15/30	95
126	Series 2256, Class MC, 7.250%, 09/15/30	132
192	Series 2259, Class ZM, 7.000%, 10/15/30	202
150	Series 2271, Class PC, 7.250%, 12/15/30	154
202	Series 2283, Class K, 6.500%, 12/15/23	217
90	Series 2296, Class PD, 7.000%, 03/15/31	94
46	Series 2306, Class K, PO, 05/15/24	41
111	Series 2306, Class SE, IF, IO, 8.040%, 05/15/24	13
74	Series 2333, Class HC, 6.000%, 07/15/31	78
127	Series 2344, Class QG, 6.000%, 08/15/16	133
2,027	Series 2344, Class ZD, 6.500%, 08/15/31	2,153
251	Series 2344, Class ZJ, 6.500%, 08/15/31	267
190	Series 2345, Class NE, 6.500%, 08/15/31	201
205	Series 2345, Class PQ, 6.500%, 08/15/16	218
186	Series 2347, Class VP, 6.500%, 03/15/20	196
305	Series 2351, Class PZ, 6.500%, 08/15/31	323
144	Series 2355, Class BP, 6.000%, 09/15/16	152
164	Series 2360, Class PG, 6.000%, 09/15/16	171
147	Series 2366, Class MD, 6.000%, 10/15/16	153
268	Series 2391, Class QR, 5.500%, 12/15/16	279
271	Series 2391, Class VQ, 6.000%, 10/15/12	280
89	Series 2392, Class PV, 6.000%, 12/15/20	90
392	Series 2405, Class PE, 6.000%, 01/15/17	413
184	Series 2410, Class NG, 6.500%, 02/15/32	196
208	Series 2410, Class OE, 6.375%, 02/15/32	220
80	Series 2410, Class QX, IF, IO, 8.195%, 02/15/32	9
405	Series 2412, Class SP, IF, 15.190%, 02/15/32	418
94	Series 2423, Class MC, 7.000%, 03/15/32	101
186	Series 2423, Class MT, 7.000%, 03/15/32	199
243	Series 2435, Class CJ, 6.500%, 04/15/32	262
405	Series 2435, Class VH, 6.000%, 07/15/19	424
304	Series 2441, Class GF, 6.500%, 04/15/32	324
228	Series 2444, Class ES, IF, IO, 7.495%, 03/15/32	21
257	Series 2450, Class GZ, 7.000%, 05/15/32	270
91	Series 2450, Class SW, IF, IO, 7.545%, 03/15/32	9
405	Series 2455, Class GK, 6.500%, 05/15/32	432
604	Series 2460, Class VZ, 6.000%, 11/15/29	620
803	Series 2466, Class DH, 6.500%, 06/15/32	853
1,005	Series 2466, Class PG, 6.500%, 04/15/32	1,051
360	Series 2474, Class NR, 6.500%, 07/15/32	384
621	Series 2484, Class LZ, 6.500%, 07/15/32	665
161	Series 2498, Class UD, 5.500%, 06/15/16	162
607	Series 2500, Class MC, 6.000%, 09/15/32	638
607	Series 2512, Class PG, 5.500%, 10/15/22	627
117	Series 2513, Class YO, PO, 02/15/32	106
513	Series 2515, Class DE, 4.000%, 03/15/32	516
42	Series 2519, Class BT, 8.500%, 09/15/31	45
303	Series 2527, Class VU, 5.500%, 10/15/13	311
287	Series 2535, Class BK, 5.500%, 12/15/22	300
425	Series 2537, Class TE, 5.500%, 12/15/17	445
675	Series 2543, Class YX, 6.000%, 12/15/32	704
143	Series 2557, Class WJ, 5.000%, 07/15/14	144
311	Series 2565, Class MB, 6.000%, 05/15/30	319
810	Series 2575, Class ME, 6.000%, 02/15/33	846
215	Series 2586, Class WI, IO, 6.500%, 03/15/33	28
768	Series 2594, Class VA, 6.000%, 03/15/14	785
273	Series 2594, Class VP, 6.000%, 02/15/14	277
405	Series 2594, Class VQ, 6.000%, 08/15/20	422
720	Series 2597, Class AD, 6.500%, 03/15/32	769
512	Series 2597, Class DS, IF, IO, 7.095%, 02/15/33	34
1,070	Series 2599, Class DS, IF, IO, 6.545%, 02/15/33	75

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,202	Series 2610, Class DS, IF, IO, 6.645%, 03/15/33	94
689	Series 2611, Class SH, IF, IO, 7.195%, 10/15/21	59
405	Series 2617, Class GR, 4.500%, 05/15/18	410
208	Series 2619, Class IM, IO, 5.000%, 10/15/21	18
300	Series 2622, Class PE, 4.500%, 05/15/18	305
1,000	Series 2628, Class WA, 4.000%, 07/15/28	1,006
202	Series 2631, Class LC, 4.500%, 06/15/18	205
202	Series 2640, Class VE, 3.250%, 07/15/22	181
47	Series 2643, Class HI, IO, 4.500%, 12/15/16	2
520	Series 2651, Class VZ, 4.500%, 07/15/18	526
153	Series 2656, Class SH, IF, 20.235%, 02/15/25	165
1,000	Series 2657, Class MD, 5.000%, 12/15/20	1,027
281	Series 2668, Class SB, IF, 6.795%, 10/15/15	279
202	Series 2672, Class ME, 5.000%, 11/15/22	206
506	Series 2675, Class CK, 4.000%, 09/15/18	501
361	Series 2682, Class YS, IF, 8.381%, 10/15/33	291
1,000	Series 2684, Class PO, PO, 01/15/33	749
243	Series 2684, Class TO, PO, 10/15/33	175
134	Series 2686, Class GB, 5.000%, 05/15/20	137
149	Series 2691, Class WS, IF, 8.317%, 10/15/33	112
1,000	Series 2695, Class DE, 4.000%, 01/15/17	1,011
218	Series 2705, Class SC, IF, 8.317%, 11/15/33	170
218	Series 2705, Class SD, IF, 8.415%, 11/15/33	193
14	Series 2733, Class GF, VAR, 0.000%, 09/15/33	12
87	Series 2739, Class S, IF, 11.090%, 01/15/34	72
150	Series 2744, Class FE, VAR, 0.000%, 02/15/34	113
405	Series 2744, Class TU, 5.500%, 05/15/32	413
172	Series 2753, Class S, IF, 11.090%, 02/15/34	141
174	Series 2755, Class PA, PO, 02/15/29	156
89	Series 2755, Class SA, IF, 13.290%, 05/15/30	90
59	Series 2769, Class PO, PO, 03/15/34	49
378	Series 2776, Class SK, IF, 8.393%, 04/15/34	301
330	Series 2841, Class YA, 5.500%, 07/15/27	335
125	Series 2846, Class PO, PO, 08/15/34	113
877	Series 2907, Class VC, 4.500%, 05/15/34	866
523	Series 2934, Class EC, PO, 02/15/20	478
500	Series 2999, Class ND, 4.500%, 07/15/20	504
563	Series 3068, Class AO, PO, 01/15/35	534
219	Series 3117, Class EO, PO, 02/15/36	178
73	Series 3117, Class OK, PO, 02/15/36	59
72	Series 3149, Class SO, PO, 05/15/36	64
400	Series 3150, Class PO, PO, 05/15/36	327
796	Series 3152, Class MO, PO, 03/15/36	642
114	Series 3158, Class LX, VAR, 0.000%, 05/15/36	101
1,000	Series 3162, Class OB, 6.000%, 11/15/30	1,046
396	Series 3171, Class MO, PO, 06/15/36	356
426	Series 3179, Class OA, PO, 07/15/36	348
82	Series 3189, Class SN, IF, 17.469%, 11/15/35	85
600	Series 3232, Class ST, IF, IO, 6.245%, 10/15/36	43
714	Series 3253, Class PO, PO, 12/15/21	661
955	Series 3481, Class SJ, IF, IO, 5.395%, 08/15/38	61
245	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	28
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
69	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	72
59	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	63
594	Series T-54, Class 2A, 6.500%, 02/25/43	610
206	Series T-54, Class 3A, 7.000%, 02/25/43	212
57	Series T-58, Class APO, PO, 09/25/43	44
	Federal National Mortgage Association REMICS,
5	Series 1988-7, Class Z, 9.250%, 04/25/18	5
21	Series 1989-70, Class G, 8.000%, 10/25/19	23
9	Series 1989-78, Class H, 9.400%, 11/25/19	10
7	Series 1989-83, Class H, 8.500%, 11/25/19	7
7	Series 1989-89, Class H, 9.000%, 11/25/19	8
2	Series 1990-1, Class D, 8.800%, 01/25/20	3
4	Series 1990-7, Class B, 8.500%, 01/25/20	4
4	Series 1990-60, Class K, 5.500%, 06/25/20	4
4	Series 1990-63, Class H, 9.500%, 06/25/20	4
4	Series 1990-93, Class G, 5.500%, 08/25/20	4
— (h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
— (h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
19	Series 1990-102, Class J, 6.500%, 08/25/20	20
8	Series 1990-120, Class H, 9.000%, 10/25/20	9
2	Series 1990-134, Class SC, IF, 20.850%, 11/25/20	2
— (h)	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	1
— (h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	—	(h)
11	Series 1991-42, Class S, IF, 16.800%, 05/25/21	13
11	Series 1992-143, Class MA, 5.500%, 09/25/22	11
76	Series 1993-25, Class J, 7.500%, 03/25/23	83
496	Series 1993-37, Class PX, 7.000%, 03/25/23	535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
163	Series 1993-54, Class Z, 7.000%, 04/25/23	176
34	Series 1993-62, Class SA, IF, 14.100%, 04/25/23	39
44	Series 1993-122, Class M, 6.500%, 07/25/23	46
17	Series 1993-165, Class SD, IF, 9.006%, 09/25/23	17
73	Series 1993-178, Class PK, 6.500%, 09/25/23	78
1,012	Series 1993-183, Class KA, 6.500%, 10/25/23	1,085
569	Series 1993-189, Class PL, 6.500%, 10/25/23	607
74	Series 1993-225, Class SG, HB, IF, 25.405%, 12/25/13	86
121	Series 1993-247, Class SA, IF, 18.798%, 12/25/23	145
257	Series 1993-250, Class Z, 7.000%, 12/25/23	271
424	Series 1993-257, Class C, PO, 06/25/23	387
7	Series 1994-9, Class E, PO, 11/25/23	6
1	Series 1994-34, Class DZ, 6.000%, 03/25/09	1
10	Series 1994-55, Class G, 6.750%, 12/25/23	10
319	Series 1996-14, Class SE, IF, IO, 8.190%, 08/25/23	39
— (h)	Series 1996-24, Class E, PO, 03/25/09	—	(h)
15	Series 1996-27, Class FC, VAR, 1.000%, 03/25/17	15
34	Series 1996-59, Class J, 6.500%, 08/25/22	37
169	Series 1996-59, Class K, 6.500%, 07/25/23	175
146	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
146	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
68	Series 1997-27, Class J, 7.500%, 04/18/27	72
61	Series 1997-29, Class J, 7.500%, 04/20/27	66
138	Series 1997-39, Class PD, 7.500%, 05/20/27	148
60	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
10	Series 1998-4, Class C, PO, 04/25/23	9
131	Series 1998-36, Class ZB, 6.000%, 07/18/28	134
349	Series 2000-2, Class ZE, 7.500%, 02/25/30	381
169	Series 2001-4, Class PC, 7.000%, 03/25/21	183
209	Series 2001-5, Class OW, 6.000%, 03/25/16	217
499	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	73
346	Series 2001-36, Class DE, 7.000%, 08/25/31	372
89	Series 2001-44, Class PD, 7.000%, 09/25/31	96
527	Series 2001-48, Class Z, 6.500%, 09/25/21	567
100	Series 2001-49, Class Z, 6.500%, 09/25/31	106
91	Series 2001-52, Class XM, 6.500%, 11/25/10	93
313	Series 2001-71, Class MB, 6.000%, 12/25/16	329
381	Series 2001-71, Class QE, 6.000%, 12/25/16	400
2,122	Series 2001-74, Class MB, 6.000%, 12/25/16	2,240
206	Series 2001-80, Class PE, 6.000%, 07/25/29	212
87	Series 2001-81, Class LO, PO, 01/25/32	77
213	Series 2002-1, Class HC, 6.500%, 02/25/22	228
78	Series 2002-1, Class SA, IF, 23.648%, 02/25/32	95
175	Series 2002-2, Class UC, 6.000%, 02/25/17	182
378	Series 2002-3, Class OG, 6.000%, 02/25/17	398
1	Series 2002-8, Class SR, IF, 15.678%, 03/25/09	1
1,235	Series 2002-18, Class PC, 5.500%, 04/25/17	1,275
280	Series 2002-21, Class PE, 6.500%, 04/25/32	297
405	Series 2002-24, Class AJ, 6.000%, 04/25/17	428
262	Series 2002-28, Class PK, 6.500%, 05/25/32	278
368	Series 2002-37, Class Z, 6.500%, 06/25/32	391
622	Series 2002-56, Class UC, 5.500%, 09/25/17	648
65	Series 2002-59, Class AC, 6.000%, 03/25/28	65
810	Series 2002-74, Class LD, 5.000%, 01/25/16	819
882	Series 2002-74, Class PD, 5.000%, 11/25/15	889
442	Series 2002-84, Class VB, 5.500%, 04/25/15	462
56	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	5
405	Series 2002-94, Class BK, 5.500%, 01/25/18	424
186	Series 2003-8, Class SB, IF, IO, 7.176%, 03/25/16	7
202	Series 2003-22, Class UD, 4.000%, 04/25/33	181
162	Series 2003-34, Class GB, 6.000%, 03/25/33	168
304	Series 2003-34, Class GE, 6.000%, 05/25/33	314
68	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405	Series 2003-47, Class PE, 5.750%, 06/25/33	412
167	Series 2003-52, Class SX, IF, 21.529%, 10/25/31	187
168	Series 2003-64, Class SX, IF, 12.719%, 07/25/33	138
463	Series 2003-65, Class ML, 4.000%, 07/25/33	440
391	Series 2003-71, Class DS, IF, 6.917%, 08/25/33	313
768	Series 2003-73, Class GA, 3.500%, 05/25/31	756
1,095	Series 2003-80, Class SY, IF, IO, 7.176%, 06/25/23	117
405	Series 2003-83, Class PG, 5.000%, 06/25/23	411
770	Series 2003-86, Class PW, 4.500%, 06/25/15	777

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
103	Series 2003-91, Class SD, IF, 11.710%, 09/25/33	96
304	Series 2003-106, Class US, IF, 8.364%, 11/25/23	243
719	Series 2003-116, Class SB, IF, IO, 7.126%, 11/25/33	70
202	Series 2003-128, Class KE, 4.500%, 01/25/14	206
500	Series 2003-128, Class NG, 4.000%, 01/25/19	494
225	Series 2003-130, Class SX, IF, 10.809%, 01/25/34	214
753	Series 2004-1, Class DL, 4.500%, 02/25/18	760
303	Series 2004-14, Class SD, IF, 8.364%, 03/25/34	245
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	990
63	Series 2004-21, Class CO, PO, 04/25/34	48
405	Series 2004-25, Class PC, 5.500%, 01/25/34	421
585	Series 2004-25, Class SA, IF, 18.222%, 04/25/34	642
263	Series 2004-36, Class PC, 5.500%, 02/25/34	272
347	Series 2004-36, Class SA, IF, 18.222%, 05/25/34	359
275	Series 2004-46, Class SK, IF, 15.197%, 05/25/34	275
150	Series 2004-61, Class SH, IF, 22.094%, 11/25/32	173
287	Series 2004-76, Class CL, 4.000%, 10/25/19	284
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,733
300	Series 2005-40, Class YA, 5.000%, 09/25/20	308
325	Series 2005-45, Class DC, IF, 22.573%, 06/25/35	364
448	Series 2005-52, Class PA, 6.500%, 06/25/35	470
383	Series 2005-56, Class S, IF, IO, 6.236%, 07/25/35	30
1,856	Series 2005-68, Class PG, 5.500%, 08/25/35	1,929
703	Series 2005-73, Class PS, IF, 15.516%, 08/25/35	720
338	Series 2006-44, Class P, PO, 12/25/33	262
430	Series 2006-59, Class QO, PO, 01/25/33	345
286	Series 2006-65, Class QO, PO, 07/25/36	229
431	Series 2006-72, Class GO, PO, 08/25/36	327
500	Series 2006-77, Class PC, 6.500%, 08/25/36	539
807	Series 2006-110, Class PO, PO, 11/25/36	631
1,000	Series 2006-124, Class HB, VAR, 6.024%, 11/25/36	1,029
806	Series 2007-14, Class ES, IF, IO, 5.966%, 03/25/37	52
500	Series 2007-81, Class GE, 6.000%, 08/25/37	520
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,590
802	Series 2007-88, Class VI, IF, IO, 6.066%, 09/25/37	68
2,077	Series 2007-91, Class ES, IF, IO, 5.986%, 10/25/37	141
849	Series 2007-106, Class A7, VAR, 6.199%, 10/25/37	872
1,310	Series 2007-116, Class HI, IO, VAR, 6.524%, 01/25/38	94
438	Series 2008-10, Class XI, IF, IO, 5.756%, 03/25/38	35
891	Series 2008-16, Class IS, IF, IO, 5.726%, 03/25/38	75
7	Series G-14, Class L, 8.500%, 06/25/21	7
33	Series G-18, Class Z, 8.750%, 06/25/21	35
10	Series G-22, Class G, 6.000%, 12/25/16	10
23	Series G-35, Class M, 8.750%, 10/25/21	26
97	Series G92-35, Class E, 7.500%, 07/25/22	105
6	Series G92-42, Class Z, 7.000%, 07/25/22	6
133	Series G92-44, Class ZQ, 8.000%, 07/25/22	142
102	Series G92-54, Class ZQ, 7.500%, 09/25/22	111
22	Series G93-5, Class Z, 6.500%, 02/25/23	23
25	Series G95-1, Class C, 8.800%, 01/25/25	28
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
8	Series 218, Class 2, IO, 7.500%, 04/01/23	1
114	Series 329, Class 1, PO, 01/01/33	103
	Federal National Mortgage Association Whole Loan,
38	Series 2002-W5, Class A10, IF, IO, 7.626%, 11/25/30	2
281	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	295
81	Series 2003-W4, Class 2A, 6.500%, 10/25/42	83
238	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	248
	Government National Mortgage Association,
81	Series 1994-3, Class PQ, 7.488%, 07/16/24	86
279	Series 1994-4, Class KQ, 7.988%, 07/16/24	295
567	Series 1994-7, Class PQ, 6.500%, 10/16/24	603
117	Series 1995-3, Class DQ, 8.050%, 06/16/25	129
30	Series 1995-7, Class CQ, 7.500%, 09/16/25	32
230	Series 1996-16, Class E, 7.500%, 08/16/26	241
48	Series 1998-26, Class K, 7.500%, 09/17/25	51
710	Series 1999-10, Class ZC, 6.500%, 04/20/29	728
92	Series 1999-30, Class S, IF, IO, 8.145%, 08/16/29	9
89	Series 1999-41, Class Z, 8.000%, 11/16/29	96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
61	Series 1999-44, Class PC, 7.500%, 12/20/29	67
143	Series 2000-6, Class Z, 7.500%, 02/20/30	150
26	Series 2000-9, Class Z, 8.000%, 06/20/30	28
599	Series 2000-9, Class ZJ, 8.500%, 02/16/30	657
241	Series 2000-14, Class PD, 7.000%, 02/16/30	257
69	Series 2000-16, Class ZN, 7.500%, 02/16/30	73
354	Series 2000-37, Class B, 8.000%, 12/20/30	361
29	Series 2000-38, Class AH, 7.150%, 12/20/30	30
226	Series 2001-7, Class PK, 6.500%, 03/20/31	238
12	Series 2001-32, Class WA, IF, 18.950%, 07/20/31	13
405	Series 2001-64, Class MQ, 6.500%, 12/20/31	426
82	Series 2002-7, Class PG, 6.500%, 01/20/32	86
109	Series 2002-31, Class S, IF, IO, 8.245%, 01/16/31	13
314	Series 2002-40, Class UK, 6.500%, 06/20/32	333
337	Series 2002-47, Class PG, 6.500%, 07/16/32	357
405	Series 2002-47, Class PY, 6.000%, 07/20/32	426
382	Series 2002-47, Class ZA, 6.500%, 07/20/32	406
30	Series 2002-51, Class SG, HB, IF, 30.463%, 04/20/31	39
178	Series 2002-54, Class GB, 6.500%, 08/20/32	190
103	Series 2002-79, Class KV, 6.000%, 11/20/13	105
237	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	20
208	Series 2003-4, Class NY, 5.500%, 12/20/13	217
67	Series 2003-24, Class PO, PO, 03/16/33	57
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	324
272	Series 2003-52, Class AP, PO, 06/16/33	225
45	Series 2003-95, Class SB, IF, 15.693%, 09/17/31	46
16	Series 2003-95, Class SC, IF, IO, 6.539%, 09/17/31	—	(h)
58	Series 2004-28, Class S, IF, 18.411%, 04/16/34	60
161	Series 2004-68, Class PO, PO, 05/20/31	150
118	Series 2004-73, Class AE, IF, 13.904%, 08/17/34	116
448	Series 2006-59, Class SD, IF, IO, 6.230%, 10/20/36	29
1,206	Series 2007-17, Class JI, IF, IO, 6.355%, 04/16/37	106
1,925	Series 2007-27, Class SA, IF, IO, 5.730%, 05/20/37	104
900	Series 2007-49, Class NO, PO, 12/20/35	838
941	Series 2007-71, Class SB, IF, IO, 6.230%, 07/20/36	66
381	Series 2008-25, Class SB, IF, IO, 6.430%, 03/20/38	24
879	Series 2008-40, Class SA, IF, IO, 5.945%, 05/16/38	75
500	Series 2008-50, Class KB, 6.000%, 06/20/38	517
1,861	Series 2008-93, Class AS, IF, IO, 5.230%, 12/20/38	98
1,000	Series 2009-6, Class SA, IF, IO, 5.700%, 02/16/39	91
	Vendee Mortgage Trust,
453	Series 1994-1, Class 1, VAR, 5.626%, 02/15/24	468
678	Series 1996-1, Class 1Z, 6.750%, 02/15/26	719
221	Series 1996-2, Class 1Z, 6.750%, 06/15/26	229
892	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,018
224	Series 1998-1, Class 2E, 7.000%, 03/15/28	237
		97,461
	Non-Agency CMO — 6.5%
323	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	306
80	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	39
102	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	61
	Banc of America Mortgage Securities, Inc.,
83	Series 2003-8, Class APO, PO, 11/25/33	45
193	Series 2004-1, Class APO, PO, 02/25/34	93
147	Series 2004-6, Class APO, PO, 07/25/34	78
599	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	575
	Citigroup Mortgage Loan Trust, Inc.,
153	Series 2003-UP3, Class A3, 7.000%, 09/25/33	130
358	Series 2003-UST1, Class A1, 5.500%, 12/25/18	357
67	Series 2003-UST1, Class PO1, PO, 12/25/18	51
45	Series 2003-UST1, Class PO3, PO, 12/25/18	36
	Countrywide Alternative Loan Trust,
651	Series 2002-8, Class A4, 6.500%, 07/25/32	588
1,339	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	701
350	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	255
186	Series 2005-26CB, Class A10, IF, 12.191%, 07/25/35	153
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	273

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	123
	Countrywide Home Loan Mortgage Pass-Through Trust,
690	Series 2003-26, Class 1A6, 3.500%, 08/25/33	565
130	Series 2003-J13, Class PO, PO, 01/25/34	61
312	Series 2003-J7, Class 4A3, IF, 9.162%, 08/25/18	266
71	Series 2004-HYB3, Class 2A, VAR, 4.155%, 06/20/34	41
613	Series 2005-22, Class 2A1, VAR, 5.247%, 11/25/35	334
343	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	172
352	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	325
529	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.282%, 06/25/20	453
124	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	79
	First Horizon Asset Securities, Inc.,
434	Series 2004-AR7, Class 2A1, VAR, 4.914%, 02/25/35	345
202	Series 2004-AR7, Class 2A2, VAR, 4.914%, 02/25/35	151
378	Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	277
383	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	362
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	334
540	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.636%, 08/25/35	7
	MASTR Adjustable Rate Mortgages Trust,
116	Series 2004-3, Class 4A2, VAR, 4.501%, 04/25/34	86
307	Series 2004-13, Class 2A1, 4.552%, 04/21/34	243
	MASTR Alternative Loans Trust,
706	Series 2003-9, Class 8A1, 6.000%, 01/25/34	602
2,108	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,746
68	Series 2004-7, Class 30PO, PO, 08/25/34	31
168	Series 2004-10, Class 1A1, 4.500%, 09/25/19	146
645	Series 2005-6, Class 3A1, 5.500%, 11/25/20	507
	MASTR Asset Securitization Trust,
603	Series 2003-2, Class 1A1, 5.000%, 03/25/18	596
61	Series 2003-4, Class 2A2, 5.000%, 05/25/18	60
164	Series 2003-11, Class 6A2, 4.000%, 12/25/33	159
114	Series 2004-8, Class PO, PO, 08/25/19	57
571	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	337
98	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.794%, 02/25/35	45
	Nomura Asset Acceptance Corp.,
224	Series 2003-A1, Class A1, 5.500%, 05/25/33	188
131	Series 2003-A1, Class A2, 6.000%, 05/25/33	116
14	Series 2003-A1, Class A5, 7.000%, 04/25/33	12
130	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	113
— (h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
	Residential Accredit Loans, Inc.,
173	Series 2002-QS16, Class A3, IF, 15.632%, 10/25/17	163
849	Series 2002-QS8, Class A5, 6.250%, 06/25/17	861
206	Series 2003-QS3, Class A2, IF, 15.458%, 02/25/18	172
906	Series 2003-QS9, Class A3, IF, IO, 7.076%, 05/25/18	74
202	Series 2004-QS8, Class A2, 5.000%, 06/25/34	181
117	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	90
	Residential Funding Mortgage Securities I,
296	Series 2003-S11, Class A1, 2.500%, 06/25/18	288
202	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	198
447	Series 2003-S7, Class A17, 4.000%, 05/25/33	363
49	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	32
	WaMu Mortgage Pass-Through Certificates,
403	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	381
106	Series 2003-S10, Class A6, PO, 10/25/18	63
229	Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	174
905	Series 2004-S3, Class 2A3, IF, 17.535%, 07/25/34	812
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	221
77	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	34
	Wells Fargo Mortgage Backed Securities Trust,
132	Series 2003-11, Class 1APO, PO, 10/25/18	62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
390	Series 2003-13, Class A7, 4.500%, 11/25/18	381
178	Series 2003-17, Class 2A4, 5.500%, 01/25/34	171
223	Series 2004-7, Class 2A2, 5.000%, 07/25/19	218
572	Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	426
149	Series 2004-EE, Class 3A1, VAR, 4.434%, 12/25/34	114
506	Series 2004-S, Class A5, VAR, 3.738%, 09/25/34	502
		18,661
	Total Collateralized Mortgage Obligations (Cost $118,556)	116,122
	Commercial Mortgage-Backed Securities — 1.6%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.180%, 09/10/47	389
	Bear Stearns Commercial Mortgage Securities,
300	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	239
360	Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	266
305	Series 2006-PW14, Class A1, 5.044%, 12/11/38	294
338	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.725%, 03/15/49	333
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	407
	Morgan Stanley Capital I,
415	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	404
96	Series 2006-T23, Class A1, 5.682%, 08/12/41	88
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	529
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.086%, 08/15/39	754
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	767
	Total Commercial Mortgage-Backed Securities (Cost $5,179)	4,470
	Corporate Bonds — 22.8%
	Aerospace & Defense — 0.2%
100	Honeywell International, Inc., 5.300%, 03/01/18 (c)	101
250	Northrop Grumman Systems Corp., 7.125%, 02/15/11	267
144	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	123
		491
	Air Freight & Logistics — 0.3%
729	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	594
150	United Parcel Service, Inc., 5.500%, 01/15/18	155
		749
	Airlines — 0.2%
106	American Airlines Pass Through Trust, 7.024%, 10/15/09 (c)	102
	Continental Airlines, Inc.,
202	7.056%, 09/15/09	196
40	7.256%, 03/15/20	34
78	UAL Pass-Through Trust, 6.071%, 03/01/13	76
		408
	Automobiles — 0.3%
709	Daimler Finance North America LLC, 7.200%, 09/01/09	707
	Beverages — 0.1%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18 (c)	66
100	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	100
70	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	78
30	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	30
60	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	51
25	PepsiCo, Inc., 7.900%, 11/01/18	30
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	27
		382
	Biotechnology — 0.0% (g)
40	Amgen, Inc., 5.700%, 02/01/19	40
	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	30
	Capital Markets — 3.7%
	Bear Stearns Cos., LLC (The),
600	3.250%, 03/25/09 (y)	600
100	5.700%, 11/15/14 (y)	95
450	6.400%, 10/02/17 (y)	441
100	7.250%, 02/01/18 (y)	104

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — Continued
	Credit Suisse USA, Inc.,
111	4.700%, 06/01/09	111
405	5.500%, 08/15/13	398
1,640	6.125%, 11/15/11	1,661
	Goldman Sachs Group, Inc. (The),
202	4.750%, 07/15/13	185
200	5.150%, 01/15/14	182
300	5.500%, 11/15/14	271
1,100	5.950%, 01/18/18	983
486	6.600%, 01/15/12	487
1,000	6.875%, 01/15/11	1,014
101	7.350%, 10/01/09	103
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	39
350	6.000%, 07/19/12 (d)	46
455	6.625%, 01/18/12 (d)	59
75	6.750%, 12/28/17 (d)	—	(h)
	Merrill Lynch & Co., Inc.,
200	4.500%, 11/04/10	188
200	5.000%, 01/15/15	164
157	5.450%, 07/15/14	130
50	6.150%, 04/25/13	46
534	6.400%, 08/28/17	420
266	6.875%, 04/25/18	221
	Morgan Stanley,
243	4.250%, 05/15/10	237
147	4.750%, 04/01/14	123
175	5.750%, 08/31/12	170
1,000	6.600%, 04/01/12	993
1,240	6.750%, 04/15/11	1,245
		10,716
	Chemicals — 0.4%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	98
	Dow Chemical Co. (The),
100	6.000%, 10/01/12	85
304	6.125%, 02/01/11 (c)	285
	EI Du Pont de Nemours & Co.,
50	4.125%, 03/06/13	50
100	6.000%, 07/15/18	98
225	Monsanto Co., 7.375%, 08/15/12	247
100	Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	97
230	Praxair, Inc., 4.625%, 03/30/15	236
		1,196
	Commercial Banks — 2.3%
	Barclays Bank plc, (United Kingdom),
100	5.450%, 09/12/12	100
250	6.050%, 12/04/17 (c) (e)	207
152	Branch Banking & Trust Co., 4.875%, 01/15/13	149
350	Fifth Third Bancorp, 5.450%, 01/15/17	255
	Keycorp,
405	4.700%, 05/21/09	404
75	6.500%, 05/14/13 (c)	74
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17 (c)	260
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	187
233	Mellon Funding Corp., 3.250%, 04/01/09	233
150	National City Bank, VAR, 1.243%, 01/21/10	145
225	PNC Funding Corp., 5.250%, 11/15/15	205
607	State Street Corp., 7.650%, 06/15/10	606
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12	271
229	6.375%, 04/01/11	229
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	87
100	5.875%, 12/20/17	89
202	Wachovia Bank N.A., 7.800%, 08/18/10 (c)	209
850	Wachovia Corp., 5.750%, 02/01/18	794
	Wells Fargo & Co.,
406	3.125%, 04/01/09	406
235	5.000%, 11/15/14	216
415	5.625%, 12/11/17	394
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	280
81	6.450%, 02/01/11	82
628	7.550%, 06/21/10	642
		6,524
	Commercial Services & Supplies — 0.0% (g)
60	Waste Management, Inc., 7.375%, 03/11/19	60
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.500%, 02/22/16	103
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	326
200	6.125%, 03/01/14	212

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Computers & Peripherals — Continued
	International Business Machines Corp.,
150	5.700%, 09/14/17	154
200	7.625%, 10/15/18	226
		918
	Consumer Finance — 1.3%
91	American General Finance Corp., 5.375%, 10/01/12	41
71	Capital One Bank USA N.A., 5.750%, 09/15/10	70
	Capital One Financial Corp.,
100	5.700%, 09/15/11	93
245	6.250%, 11/15/13	224
	HSBC Finance Corp.,
202	4.750%, 05/15/09	202
200	5.250%, 01/15/14	187
202	6.375%, 11/27/12	194
452	6.750%, 05/15/11	455
835	7.000%, 05/15/12	830
698	8.000%, 07/15/10	709
	International Lease Finance Corp.,
152	5.875%, 05/01/13	93
100	6.375%, 03/15/09	99
200	John Deere Capital Corp., 4.400%, 07/15/09	202
	SLM Corp.,
100	4.000%, 01/15/10	85
263	5.375%, 01/15/13	171
202	Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	184
		3,839
	Diversified Financial Services — 4.5%
1,108	Associates Corp. of North America, 8.150%, 08/01/09	1,120
	Bank of America Corp.,
425	5.750%, 12/01/17	359
405	7.400%, 01/15/11	376
1,470	7.800%, 02/15/10	1,396
100	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	93
	Caterpillar Financial Services Corp.,
150	4.850%, 12/07/12	143
100	5.500%, 03/15/16	90
150	6.200%, 09/30/13	152
65	7.050%, 10/01/18	63
100	7.150%, 02/15/19	96
	CIT Group, Inc.,
250	5.000%, 02/13/14	139
300	7.625%, 11/30/12	235
	Citigroup, Inc.,
202	4.250%, 07/29/09 (c)	198
506	5.625%, 08/27/12	370
300	6.000%, 08/15/17	256
300	6.125%, 11/21/17	256
81	6.200%, 03/15/09	81
	CME Group, Inc.,
200	5.400%, 08/01/13 (c)	199
100	5.750%, 02/15/14	101
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	192
	General Electric Capital Corp.,
354	4.625%, 09/15/09	356
1,600	5.250%, 10/19/12 (c)	1,571
500	5.400%, 02/15/17	438
300	5.625%, 05/01/18 (c)	257
500	5.650%, 06/09/14	488
1,562	5.875%, 02/15/12	1,561
1,050	6.000%, 06/15/12	1,045
516	6.125%, 02/22/11	528
600	Genworth Global Funding Trusts, 5.200%, 10/08/10	550
	Textron Financial Corp.,
125	5.125%, 02/03/11	85
100	5.400%, 04/28/13	59
		12,853
	Diversified Telecommunication Services — 2.1%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,022
135	5.100%, 09/15/14	134
150	5.500%, 02/01/18	143
15	BellSouth Corp., 5.200%, 09/15/14	15
161	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	162
830	British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	865
587	France Telecom S.A., (France), 7.750%, 03/01/11	631
567	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	570
24	Nynex Corp., 9.550%, 05/01/10	24
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	362
225	5.250%, 11/15/13	202

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
275	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	282
283	TELUS Corp., (Canada), 8.000%, 06/01/11	293
100	Verizon Communications, Inc., 5.500%, 02/15/18	95
202	Verizon Florida LLC, 6.125%, 01/15/13	201
800	Verizon Global Funding Corp., 7.250%, 12/01/10	845
100	Verizon New England, Inc., 4.750%, 10/01/13	91
200	Verizon Virginia, Inc., 4.625%, 03/15/13	192
		6,129
	Electric Utilities — 1.0%
81	Alabama Power Co., 4.700%, 12/01/10	83
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	240
100	5.300%, 01/15/19	100
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	99
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17 (c)	52
25	Columbus Southern Power Co., 6.050%, 05/01/18	24
30	Connecticut Light & Power Co., 5.650%, 05/01/18	31
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	207
205	6.250%, 01/15/12	215
300	Exelon Generation Co. LLC, 6.950%, 06/15/11	304
150	FPL Group Capital, Inc., 7.875%, 12/15/15 (c)	170
40	Georgia Power Co., 6.000%, 11/01/13	43
75	Indiana Michigan Power Co., 7.000%, 03/15/19	73
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	25
38	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	35
25	Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	25
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	127
75	Peco Energy Co., 5.350%, 03/01/18	74
221	PSEG Power LLC, 7.750%, 04/15/11	230
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	215
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	92
30	5.668%, 08/15/14	28
140	6.200%, 04/15/18	127
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	213
100	5.400%, 04/30/18	99
		2,931
	Electronic Equipment, Instruments & Components — 0.0% (g)
100	Arrow Electronics, Inc., 6.875%, 07/01/13	92
	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
50	7.500%, 01/15/14	55
304	8.050%, 02/01/10	314
		369
	Food Products — 0.4%
100	Cargill, Inc., 6.375%, 06/01/12 (e)	102
	Kellogg Co.,
100	4.250%, 03/06/13	100
200	5.125%, 12/03/12	208
	Kraft Foods, Inc.,
450	6.125%, 02/01/18	447
150	6.750%, 02/19/14	160
		1,017
	Gas Utilities — 0.3%
100	Atmos Energy Corp., 5.125%, 01/15/13	94
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	42
162	KeySpan Gas East Corp., 7.875%, 02/01/10	166
263	Southern California Gas Co., 4.800%, 10/01/12	267
50	Texas Eastern Transmission LP, 7.300%, 12/01/10	52
	TransCanada Pipelines Ltd., (Canada),
100	4.000%, 06/15/13	95
100	6.500%, 08/15/18	99
		815
	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	50
50	4.625%, 03/15/15	50
		100
	Health Care Providers & Services — 0.0% (g)
40	WellPoint, Inc., 7.000%, 02/15/19	40
	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13 (c)	156

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Household Products — 0.0% (g)
90	Procter & Gamble - ESOP, 9.360%, 01/01/21	113
	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	100
	Insurance — 1.8%
	American International Group, Inc.,
385	4.250%, 05/15/13	219
400	5.450%, 05/18/17	211
200	5.600%, 10/18/16	110
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	382
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18 (c)	149
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	388
243	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	251
405	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	394
200	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	180
	Metropolitan Life Global Funding I,
222	5.200%, 09/18/13 (e)	207
100	5.750%, 07/25/11 (e)	98
445	Monumental Global Funding II, 4.375%, 07/30/09 (e)	443
121	Nationwide Financial Services, 6.250%, 11/15/11	113
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	509
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	751
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	95
	Protective Life Secured Trusts,
217	4.000%, 10/07/09	215
405	4.000%, 04/01/11	373
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	49
		5,137
	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	47
25	PACCAR, Inc., 6.375%, 02/15/12	25
25	Parker Hannifin Corp., 5.500%, 05/15/18	24
		96
	Media — 0.7%
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	213
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	809
	Comcast Corp.,
121	5.500%, 03/15/11	123
100	5.900%, 03/15/16	94
182	Cox Communications, Inc., 7.750%, 11/01/10	186
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	91
100	8.250%, 02/14/14	104
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	241
80	Viacom, Inc., 6.250%, 04/30/16	68
		1,929
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.550%, 02/01/17	162
	Multiline Retail — 0.1%
400	Target Corp., 6.000%, 01/15/18 (c)	395
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	201
150	8.875%, 01/15/19	172
80	Sempra Energy, 8.900%, 11/15/13	87
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	32
100	6.250%, 12/01/15	106
		598
	Oil, Gas & Consumable Fuels — 0.6%
300	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	319
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	132
	ConocoPhillips,
150	5.750%, 02/01/19	147
400	8.750%, 05/25/10	430
	Marathon Oil Corp.,
250	5.900%, 03/15/18 (c)	226
175	6.000%, 10/01/17	158
40	PC Financial Partnership, 5.000%, 11/15/14	35
250	XTO Energy, Inc., 5.750%, 12/15/13 (c)	248
		1,695
	Paper & Forest Products — 0.1%
334	International Paper Co., 4.000%, 04/01/10	317

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Paper & Forest Products — Continued
40	Weyerhaeuser Co., 6.750%, 03/15/12	38
		355
	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	109
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	157
75	Schering-Plough Corp., 6.000%, 09/15/17 (c)	75
		341
	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.650%, 01/15/18	95
	Simon Property Group LP,
100	5.625%, 08/15/14	86
40	6.100%, 05/01/16	32
		213
	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.750%, 06/15/09	80
	Road & Rail — 0.4%
	Burlington Northern Santa Fe Corp.,
235	6.125%, 03/15/09	235
100	7.000%, 02/01/14	107
202	7.125%, 12/15/10	211
	Norfolk Southern Corp.,
100	6.750%, 02/15/11	105
50	7.700%, 05/15/17	54
	Union Pacific Corp.,
100	4.875%, 01/15/15	94
100	5.650%, 05/01/17	95
250	5.700%, 08/15/18	237
		1,138
	Software — 0.1%
	Oracle Corp.,
200	5.250%, 01/15/16	202
100	5.750%, 04/15/18	101
		303
	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	116
95	Staples, Inc., 9.750%, 01/15/14	100
		216
	Thrifts & Mortgage Finance — 0.4%
810	Countrywide Home Loans, Inc., 4.000%, 03/22/11	755
304	Wachovia Mortgage FSB, 4.500%, 06/15/09	303
		1,058
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	179
	Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	389
300	Sprint Nextel Corp., 6.000%, 12/01/16 (c)	195
150	Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	149
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	119
		852
	Total Corporate Bonds (Cost $70,934)	65,625
	Mortgage Pass-Through Securities — 15.0%
	Federal Home Loan Mortgage Corp.,
988	ARM, 4.528%, 12/01/34	997
82	ARM, 4.689%, 01/01/27	83
18	ARM, 5.125%, 07/01/26	18
264	ARM, 5.336%, 01/01/37	270
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,712	4.000%, 05/01/14 – 06/01/19	1,738
154	4.500%, 10/01/18	158
295	5.000%, 12/01/17	305
44	5.500%, 06/01/17	46
64	6.000%, 04/01/18	67
1,900	6.500%, 01/01/17 – 03/01/22	1,992
349	7.000%, 08/01/10 – 01/01/17	364
14	7.500%, 08/01/09 – 10/01/14	15
3	8.500%, 01/01/10	3
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
46	6.000%, 12/01/22	48
270	6.500%, 12/01/13 – 08/01/26	285
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
201	6.000%, 01/01/34	209
22	7.000%, 04/01/22 – 04/01/26	24
16	7.500%, 08/01/25	17
20	8.000%, 07/01/20 – 11/01/24	21
52	8.500%, 07/01/28	57

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8	12.000%, 08/01/15 – 07/01/19	9
	Federal National Mortgage Association,
818	ARM, 4.104%, 09/01/33	826
591	ARM, 4.206%, 08/01/35	599
36	ARM, 4.446%, 09/01/27	36
12	ARM, 4.536%, 03/01/19	12
613	ARM, 4.556%, 04/01/35	619
777	ARM, 4.603%, 09/01/34	790
38	ARM, 4.625%, 03/01/29	38
727	ARM, 4.717%, 08/01/34	731
563	ARM, 4.755%, 09/01/35	576
411	ARM, 4.768%, 04/01/33	412
341	ARM, 4.828%, 01/01/35	347
447	ARM, 4.872%, 02/01/35	453
514	ARM, 4.918%, 02/01/35	519
659	ARM, 5.017%, 01/01/35	672
398	ARM, 5.119%, 11/01/33	410
537	ARM, 5.138%, 10/01/34	542
709	ARM, 5.229%, 02/01/36	713
561	ARM, 5.243%, 09/01/35	568
8	ARM, 5.537%, 06/01/26	8
531	ARM, 5.821%, 07/01/46	549
4	ARM, 5.855%, 08/01/19	4
422	ARM, 6.188%, 09/01/36	440
301	Federal National Mortgage Association, 10 Year, Other, 4.000%, 09/01/13	305
	Federal National Mortgage Association, 15 Year, Single Family,
5,863	4.000%, 07/01/18 – 05/01/19	5,918
4,059	4.500%, 05/01/18 – 05/01/19	4,152
2,531	5.000%, 12/01/16 – 04/01/19	2,616
1,235	5.500%, 01/01/20 – 06/01/20	1,286
2,409	6.000%, 02/01/19 – 03/01/21	2,526
395	6.500%, 12/01/10 – 08/01/20	413
2	7.000%, 06/01/10	2
47	7.500%, 10/01/12	49
33	8.000%, 11/01/12	35
	Federal National Mortgage Association, 20 Year, Single Family,
351	6.000%, 04/01/24	364
453	6.500%, 05/01/22	477
	Federal National Mortgage Association, 30 Year FHA/VA,
36	6.000%, 09/01/33	37
63	6.500%, 03/01/29	67
51	8.500%, 08/01/27 – 02/01/30	55
35	9.000%, 09/01/19 – 12/01/30	38
13	9.500%, 12/01/18	14
	Federal National Mortgage Association, 30 Year, Single Family,
333	4.500%, 08/01/33	335
2,224	5.000%, 07/01/33 – 11/01/33	2,271
296	5.500%, 12/01/33	306
633	6.000%, 12/01/32 – 09/01/33	657
124	6.500%, 08/01/31	131
58	7.000%, 07/01/25 – 08/01/32	62
36	7.500%, 11/01/22 – 05/01/25	38
1,126	8.000%, 03/01/21 – 11/01/32	1,213
19	8.500%, 07/01/24 – 06/01/25	21
1	9.000%, 04/01/26	2
7	10.000%, 02/01/24	8
8	12.500%, 01/01/16	9
	Government National Mortgage Association II, 30 Year, Single Family,
125	6.000%, 03/20/28	130
26	7.500%, 02/20/28 – 09/20/28	28
71	8.000%, 12/20/25 – 10/20/28	76
39	8.500%, 03/20/25 – 05/20/25	42
	Government National Mortgage Association, 15 Year, Single Family,
77	6.000%, 10/15/17	81
— (h)	6.500%, 07/15/09	—	(h)
13	7.500%, 02/15/12 – 03/15/12	13
72	8.000%, 10/15/09 – 01/15/16	77
	Government National Mortgage Association, 30 Year, Single Family,
1,219	6.000%, 11/15/28 – 12/15/38	1,264
322	6.500%, 01/15/24 – 02/15/33	338
394	7.000%, 08/15/23 – 06/15/33	427
58	7.500%, 11/15/22 – 06/15/32	62
21	8.000%, 05/15/22 – 08/15/28	23
16	8.500%, 11/15/17	17
24	9.000%, 04/15/09 – 11/15/24	26
527	9.500%, 10/15/09 – 12/15/25	632
19	12.000%, 11/15/19	21
	Total Mortgage Pass-Through Securities (Cost $42,034)	43,254
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13	35

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Supranational — Continued
20	Inter-American Development Bank, 8.400%, 09/01/09	21
	Total Supranational (Cost $61)	56
	U.S. Government Agency Securities — 1.1%
	Federal Home Loan Bank System,
2,112	4.720%, 09/20/12	2,168
202	6.210%, 06/02/09	205
	Federal National Mortgage Association,
678	6.250%, 02/01/11	716
121	6.625%, 11/15/10 (c)	131
	Total U.S. Government Agency Securities (Cost $3,139)	3,220
	U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bonds,
100	7.500%, 11/15/16 (c)	129
320	8.500%, 02/15/20	458
100	8.875%, 02/15/19	145
750	9.250%, 02/15/16 (c)	1,047
405	9.875%, 11/15/15 (m)	578
858	12.500%, 08/15/14	903
	U.S. Treasury Bonds Coupon STRIPS,
61	02/15/12	58
101	08/15/12	95
202	11/15/13 (c)	182
800	02/15/14 (m)	709
3,316	05/15/14 (m)	2,897
4,602	08/15/14 (m)	3,980
2,768	11/15/14 (m)	2,363
3,200	02/15/15 (c)	2,696
127	08/15/15	105
7,452	11/15/15 (m)	6,067
5,766	02/15/16 (m)	4,570
1,072	05/15/16 (c)	838
1,005	08/15/16 (c)	772
200	11/15/16 (c)	152
600	05/15/17 (c)	448
560	08/15/17 (c)	413
460	11/15/17 (c)	335
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,508
3,500	02/15/15 (c)	2,980
400	05/15/16 (c)	317
100	08/15/17 (c)	74
	Total U.S. Treasury Obligations (Cost $32,670)	34,819
	Total Long-Term Investments (Cost $280,360)	274,316

SHARES
Short-Term Investment — 4.1%
Investment Company — 4.1%
11,820	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910% (b) (l) (Cost $11,820)	11,820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 4.9%
	Corporate Notes — 2.0%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 2.149%, 03/12/10 (e)	1,961
2,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	1,917
2,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	1,871
		5,749

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 2.9%
8,434	JPMorgan Prime Money Market Fund, Capital Shares, 0.870% (b) (l)	8,434
	Total Investments of Cash Collateral for Securities on Loan (Cost $14,434)	14,183
	Total Investments — 104.4% (Cost $306,614)	300,319
	Liabilities in Excess of Other Assets — (4.4)%	(12,790)
	NET ASSETS — 100.0%	$287,529

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2009

ARM—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2009.

CMO—	Collateralized Mortgage Obligation

ESOP—	Employee Stock Ownership Program

FHA—	Federal Housing Authority

GMAC—	General Motors Acceptance Corp.

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2009. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduits

SPDR—	Standard & Poor’s Depository Receipts

STRIPS—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2009.

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2009.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)—	The rate shown is the current yield as of February 28, 2009

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

(y)—	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2009

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,343,198	$238,446	$278,825
Investments in affiliates, at value	146,275	12,162	21,494
Total investment securities, at value	2,489,473	250,608	300,319
Cash	57	—	22
Receivables:
Investment securities sold	135	306	3
Fund shares sold	17,762	1,534	342
Interest and dividends	14,470	990	1,791
Total Assets	2,521,897	253,438	302,477

LIABILITIES:
Payables:
Due to custodian	—	32	—
Dividends	6,970	—	371
Investment securities purchased	3,063	1,412	53
Collateral for securities lending program	138,430	7,568	14,434
Fund shares redeemed	5,524	378	—
Variation margin on futures contracts	—	66	—
Accrued liabilities:
Investment advisory fees	193	1	9
Custodian and accounting fees	60	9	25
Trustees’ and Chief Compliance Officer’s fees	22	4	4
Other	127	49	52
Total Liabilities	154,389	9,519	14,948
Net Assets	$2,367,508	$243,919	$287,529

NET ASSETS:
Paid in capital	$2,466,345	$390,510	$296,774
Accumulated undistributed (distributions in excess of) net investment income	327	2,511	20
Accumulated net realized gains (losses)	(15,099)	(17,001)	(2,970)
Net unrealized appreciation (depreciation)	(84,065)	(132,101)	(6,295)
Total Net Assets	$2,367,508	$243,919	$287,529

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
	248,304	27,171	29,629

Net asset value	$9.53	$8.98	$9.70

Cost of investments in non-affiliates	$2,427,181	$368,210	$285,111
Cost of investments in affiliates	146,357	14,174	21,503
Value of securities on loan	134,966	7,179	14,114

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2009

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$138,882	$4	$15,285
Dividend income from non-affiliates	—	8,470	—
Interest income from affiliates	353	—	66
Dividend income from affiliates (a)	840	280	167
Income from securities lending (net)	2,200	143	135
Total investment income	142,275	8,897	15,653

EXPENSES:
Investment advisory fees	7,404	879	898
Administration fees	2,468	352	299
Custodian and accounting fees	298	66	123
Interest expense to affiliates	2	2	2
Professional fees	238	73	78
Trustees’ and Chief Compliance Officer’s fees	111	25	24
Printing and mailing costs	25	6	3
Transfer agent fees	37	5	4
Other	189	40	29
Total expenses	10,772	1,448	1,460
Less amounts waived	(7,067)	(1,094)	(1,009)
Less earnings credits	(1)	— (b)	— (b)
Net expenses	3,704	354	451
Net investment income (loss)	138,571	8,543	15,202

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,870)	(14,674)	73
Investments in affiliates	—	(425)	(1)
Futures	—	(1,036)	—
Net realized gain (loss)	(9,870)	(16,135)	72
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(134,299)	(164,505)	(11,898)
Investments in affiliates	175	(2,295)	40
Futures	—	(267)	—
Change in net unrealized appreciation (depreciation)	(134,124)	(167,067)	(11,858)
Net realized/unrealized gains (losses)	(143,994)	(183,202)	(11,786)
Change in net assets resulting from operations	$(5,423)	$(174,659)	$3,416

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/28/2009	Year Ended 2/29/2008	Year Ended 2/28/2009	Year Ended 2/29/2008	Year Ended 2/28/2009	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$138,571	$139,957	$8,543	$8,380	$15,202	$15,747
Net realized gain (loss)	(9,870)	1,552	(16,135)	5,445	72	(860)
Change in net unrealized appreciation (depreciation)	(134,124)	89,733	(167,067)	(26,933)	(11,858)	12,063
Change in net assets resulting from operations	(5,423)	231,242	(174,659)	(13,108)	3,416	26,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(138,270)	(140,052)	(7,624)	(7,908)	(15,159)	(15,768)
From net realized gains	—	—	(1,001)	(8,055)	—	—
Total distributions to shareholders	(138,270)	(140,052)	(8,625)	(15,963)	(15,159)	(15,768)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	375,983	523,820	67,677	59,171	23,060	49,047
Subscriptions in-kind (Note 7)	41,457	22,696	—	—	—	—
Dividends and distributions reinvested	60,041	71,102	1,745	3,015	10,852	10,638
Cost of shares redeemed	(592,430)	(883,174)	(40,939)	(54,913)	(84,379)	(48,447)
Change in net assets from capital transactions	(114,949)	(265,556)	28,483	7,273	(50,467)	11,238

NET ASSETS:
Change in net assets	(258,642)	(174,366)	(154,801)	(21,798)	(62,210)	22,420
Beginning of period	2,626,150	2,800,516	398,720	420,518	349,739	327,319
End of period	$2,367,508	$2,626,150	$243,919	$398,720	$287,529	$349,739
Accumulated undistributed (distributions in excess of) net investment income	$327	$26	$2,511	$1,679	$20	$(23)

SHARE TRANSACTIONS:
Issued	38,948	53,680	5,420	3,322	2,368	5,015
Subscriptions in-kind (Note 7)	4,265	2,298	—	—	—	—
Reinvested	6,225	7,264	127	168	1,112	1,087
Redeemed	(61,337)	(89,387)	(2,880)	(2,977)	(8,540)	(4,965)
Change in Shares	(11,899)	(26,145)	2,667	513	(5,060)	1,137

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Year Ended February 28, 2009	$10.09	$0.55	$(0.56)	$(0.01)	$(0.55)	$—	$(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 through February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) through June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.53	(0.06)%	$2,367,508	0.15%	5.60%	0.44%	13%
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2009

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

During the period, the Funds adopted Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Core Bond Trust
Level 1 — Quoted Prices	$138,645	$—	$—
Level 2 — Other significant observable inputs	2,350,828	—	—
Level 3 — Significant unobservable inputs	—	—	—
Total	$2,489,473	$—	$—

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Equity Index Trust
Level 1 — Quoted Prices	$247,536	$—	$(325)
Level 2 — Other significant observable inputs	3,072	—	—
Level 3 — Significant unobservable inputs	—	—	—
Total	$250,608	$—	$(325)

Intermediate Bond Trust
Level 1 — Quoted Prices	$20,254	$—	$—
Level 2 — Other significant observable inputs	280,065	—	—
Level 3 — Significant unobservable inputs	—	—	—
Total	$300,319	$—	$—

*	Other financial instruments may include futures, forwards and swap contracts.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2009 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$2,104	0.1%
Intermediate Bond Trust	67	—	(a)

(a)	Amount rounds to less than 0.1%.

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts as substitutes for securities in which the Funds can invest. The Funds may also use such futures to hedge various investments, for risk management and to increase income or gain. These contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds periodically, depending on the fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2009, Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2009 (continued)

E.  Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

	For the year ended February 28, 2009
Affiliate	Value at February 29, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend*/ Interest Income	Shares/Principal Amount ($) at February 28, 2009	Value at February 28, 2009
Core Bond Trust
Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09**	$4,233	$—	$—	$—	$140	$4,305	$4,305
Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14**	956	—	—	—	57	1,000	948
Bear Stearns Cos., Inc. (The), 6.40%, 10/02/17**	2,027	—	—	—	141	2,200	2,159
Bear Stearns Cos., Inc. (The), 7.25%, 02/01/18**	204	—	—	—	15	210	218
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910%	55,414	494,895	535,093	—	783	15,216	15,216
JPMorgan Prime Money Market Fund, Capital Shares, 0.870%***	—	587,572	464,143	—	—	123,429	123,429
Total	$62,834			$—	$1,136		$146,275
Equity Index Trust
Bear Stearns Cos., Inc. (The) (common stock)	$313	$2	$39	$(364)	$—	—	$—
JPMorgan Chase & Co (common stock)	4,630	1,339	348	(61)	191	139	3,177
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910%	3,620	73,471	73,174	—	83	3,917	3,917
JPMorgan Prime Money Market Fund, Capital Shares, 0.870%***	—	57,445	52,377	—	—	5,068	5,068
Total	$8,563			$(425)	$274		$12,162
Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09**	$787	$—	$199	$(1)	$24	$600	$600
Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14**	96	—	—	—	6	100	95
Bear Stearns Cos., Inc. (The), 6.40%, 10/02/17**	415	—	—	—	29	450	441
Bear Stearns Cos., Inc. (The), 7.25%, 02/01/18**	97	—	—	—	7	100	104
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.910%	7,012	71,268	66,460	—	154	11,820	11,820
JPMorgan Prime Money Market Fund, Capital Shares, 0.870%***	—	39,019	30,585	—	—	8,434	8,434
Total	$8,407			$(1)	$220		$21,494

*	Does not include reimbursement of advisory, administration and shareholder servicing fees resulting from investments in money market funds as disclosed in notes 2.F. and 3.A.

**	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

***	Represents investment of cash collateral related to securities on loan, as described in note 2.F. Dividend income earned from this investment is included in and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

F.  Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (JPMCB), an affiliate of the Funds, serves as lending agent for the Funds. Securities loans are collateralized by cash, which is invested in approved instruments (“collateral investments”), in accordance with investment guidelines. Upon termination of the loan, the Funds are required to return to the borrower cash collateral posted. Loans are subject to termination by the Funds or the borrower at any time.

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

Securities lending income is comprised of income earned on cash collateral investments, net of a rebate paid to borrowers for use of cash collateral and lending agent fees. These amounts are recorded as income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as interest income on the Statements of Operations.

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities, plus accrued interest, and 105% of the value of loaned non-U.S. securities, plus accrued interest. The securities lending agreement with JPMCB requires that the loaned securities are marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 100% of the value of loaned securities.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of cash collateral investments are disclosed in the Schedules of Portfolio Investments. At February 28, 2009, the value of outstanding securities on loan and the value of collateral investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Unrealized Gain (Loss) on Cash Collateral Investments	Total Value of Collateral Investments
Core Bond Trust	$134,966	$138,430	$5	$138,435
Equity Index Trust	7,179	7,568	(93)	7,475
Intermediate Bond Trust	14,114	14,434	(251)	14,183

The Funds bear the risk of loss associated with cash collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted, when the Advisor does not believe that it is prudent to sell the cash collateral investments to fund this liability.

Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower failure to return a loaned security.

Effective September 2008, the Funds began investing cash collateral amounts received from borrowers in JPMorgan Prime Money Market Fund. The Advisor of the Funds waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$35
Equity Index Trust	9
Intermediate Bond Trust	1

These amounts offset the shareholder servicing fees and other expenses, excluding advisory fees, incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the reimbursement is voluntary.

Effective July 1, 2008, JPMCB is entitled to lending agent fees, in accordance with the lending agreement, equal to 0.03% and 0.09% of the average dollar value of U.S. and non-U.S. securities loans outstanding, respectively, during the month. Prior to July 1, 2008, JPMCB was entitled to fees, in accordance with the lending agreement, equal to 0.06% and 0.1142%, based upon the value of collateral received from borrowers for each loan of U.S. securities and non-U.S. securities, respectively. JPMCB voluntarily reduced its fees for the period March 1, 2008 to June 30, 2008 to 0.03% and 0.09% of the average dollar value of each loan of U.S. and non-U.S. securities, respectively, during the month.

The Funds paid lending agent fees to JPMCB as follows for the year ended February 28, 2009 (amounts in thousands):

Lending Agent Fees
Core Bond Trust	$60
Equity Index Trust	5
Intermediate Bond Trust	6

G.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

H.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2009 (continued)

Financial Accounting Standards Board (the “FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”) establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds have recorded no tax liabilities pursuant to the Interpretation. However, the conclusions regarding the Interpretation may be subject to review and adjustment at a later date based on factors including, but not limited to, further interpretation from FASB, new tax laws, regulations and interpretations thereof. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Equity Index Trust	$659	$(87)	$(572)

The reclassifications for Equity Index Trust relate primarily to distributions from investments in real estate investment trusts and non-taxable special dividend.

K.  Recent Accounting Pronouncement — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the year ended February 28, 2009 were as follows (amounts in thousands):

Core Bond Trust	$57
Equity Index Trust	6
Intermediate Bond Trust	13

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the year ended February 28, 2009. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the year ended February 28, 2009, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$4,599	$2,468	$7,067
Equity Index Trust	742	352	1,094
Intermediate Bond Trust	710	299	1,009

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

During the year ended February 28, 2009, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2009, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2009, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$260,819	$297,987	$61,393	$121,477
Equity Index Trust	74,827	47,250	—	—
Intermediate Bond Trust	29,612	47,049	3,778	37,519

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2009 (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2009, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,573,572	$80,186	$164,285	$(84,099)
Equity Index Trust	387,439	11,170	148,001	(136,831)
Intermediate Bond Trust	306,614	6,706	13,001	(6,295)

For all of the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 28, 2009 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Core Bond Trust	$138,270	$—	$138,270
Equity Index Trust	7,625	1,000	8,625
Intermediate Bond Trust	15,159	—	15,159

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Core Bond Trust	$140,052	$—	$140,052
Equity Index Trust	8,652	7,311	15,963
Intermediate Bond Trust	15,768	—	15,768

At February 28, 2009 the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$7,297	$(15,066)	$(84,099)
Equity Index Trust	2,436	(9,624)	(136,831)
Intermediate Bond Trust	391	(2,970)	(6,295)

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, distributions payable and post October losses.

As of February 28, 2009 the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	2017	Total
Core Bond Trust	$—	$5,179	$—	$9,887	$15,066
Equity Index Trust	—	—	—	9,624	9,624
Intermediate Bond Trust	1,000	1,123	134	713	2,970

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 28, 2009, the Funds deferred to March 1, 2009 post October capital losses of (amounts in thousands):

Capital Losses
Equity Index Trust	$2,573

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the years ended February 28, 2009 and February 29, 2008, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a Subscription in-kind for shares of the Core Bond Trust. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Year Ended February 28, 2009 Date	Market Value	Type
December 15, 2008	$2,804	Subscription in-kind
December 26, 2008	5,222	Subscription in-kind
January 26, 2009	33,431	Subscription in-kind

Year Ended February 29, 2008 Date	Market Value	Type
August 31, 2007	$7,193	Subscription in-kind
November 29, 2007	10,576	Subscription in-kind
November 29, 2007	4,927	Subscription in-kind

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust,
JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a separate fund of JPMorgan Institutional Trust) (hereafter collectively referred to as the “Funds”) at February 28, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 28, 2009

72   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

TRUSTEES
(Unaudited)

The following table includes additional information about the Funds’ Trustees*:

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in JPMorgan Funds Complex (2) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology).	11	None.
Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (investment advisor); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy).	11	None.
John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor).	11	None.
Ken Whipple (1934); Trustee since 2005	Chairman (2002–Present) and CEO (2002–2004), CMS Energy; previously, he was Executive Vice President of Ford Motor Company. He also served as Chairman of Ford of Europe and Chairman and CEO of Ford Credit.	11	Korn Ferry International (executive recruitment) and CMS Energy.
John F. Williamson (1938); Trustee since 2008	Retired; Chairman and President, Williamson Associates, Inc. (investment adviser) January 1997 to June 2002; Director of ICO Inc. (energy company), April 1995 to May 2002, Chairman from June 2001 to May 2002.	11	None.
Interested Trustee
John F. Ruffle (3) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY.	11	Trustee of Johns Hopkins University and Director of American Shared Hospital Services.

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve currently includes three investment companies.

(3)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment advisor.

The contact address for each Trustee is 245 Park Avenue, New York, NY 10167.

(*)	At a shareholder meeting held on April 22, 2009, shareholders of the Trust elected a new Board consisting of William J. Armstrong, John F. Finn, Dr. Matthew Goldstein, Robert J. Higgins, Frankie D Hughes, Peter C. Marshall, Marilyn McCoy, William G. Morton, Jr., Robert A. Oden, Jr., Fergus Reid, III, Frederick W. Ruebeck, James J. Schonbachler, and Leonard M. Spalding, Jr.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   73

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005), Treasurer and Principal Financial Officer (2008)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Jessica K. Ditullio (1962), Secretary (2008)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Michael J. Tansley (1964), Controller (2008)
Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase, Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.
Brian L. Duncan (1965), Assistant Treasurer (2008)*
Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003–2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

74   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at September 1, 2008, and continued to hold your shares at the end of the reporting period, February 28, 2009.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2008	Ending Account Value, February 28, 2009	Expenses Paid During September 1, 2008 to February 28, 2009*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,014.50	$0.75	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

Equity Index Trust
Actual	1,000.00	580.60	0.39	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,017.80	0.75	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees met in person in December 2008 to consider the renewal of the investment advisory agreements (each, an “Advisory Agreement”) between the Trust on behalf of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust (each, a “Fund”) and J.P. Morgan Investment Management Inc. (the “Advisor”). At the meeting, the Trustees reviewed and considered performance and expense information for each Fund, as well as information about the Advisor. On December 11, 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the Advisory Agreement through December 31, 2009.

In preparation for the December meeting, the Trustees requested and evaluated comprehensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of each Advisory Agreement with representatives of the Advisor and with counsel to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards applicable to their consideration of the proposed approval. The Trustees also discussed the proposed approval in a private session with independent counsel at which no representatives of the Advisor were present.

The Trustees determined that the overall arrangement between each Fund and the Advisor, as provided in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment and that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders. On this basis, the Trustees unanimously approved the continuance of each Advisory Agreement. In reaching their determination with respect to approval of each Advisory Agreement, the Trustees considered all factors they believed relevant including: (1) the nature and quality of services provided and to be provided; (2) the investment performance of each Fund; (3) the advisory fees and total expenses; (4) costs of services and the estimated profitability of the Advisor; (5) possible economies of scale; and (6) fall out benefits.

In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor.

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement including information concerning the qualification and experience of the portfolio management team for each Fund. It was noted that as part of their ongoing oversight of the Funds, the Trustees receive and evaluate on a regular basis considerable information about the Funds and the services provided by the Advisor. The Trustees noted that the management and oversight services provided by the Advisor were viewed as being of high quality and that the Board had a reasonable expectation that the services, and personnel providing them, will continue with no significant change. The Trustees also considered JPMorgan’s commitment of resources to the fund management business and the dedication of resources to addressing issues arising from the current market turmoil. The Trustees also considered JPMorgan’s continued investments in the business in 2008 and the expected investments in 2009, including the development of technology and infrastructure.

The Trustees also considered the benefits to the Funds of being part of the larger JPMorgan fund complex. They noted that Management had provided information about the Advisor and its affiliates and the financial strength of the organization. The Trustees also considered shareholder expectations that JPMIM would continue to manage each Fund. The Trustees also considered the strategic position of the Funds.

Based on these considerations and other factors, the Trustees concluded that the Advisor’s services are of a nature, quality and extent that are sufficient for renewal.

Fund Performance

The Trustees received and considered relative performance and expense information for each Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included each Fund’s ranking within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) for the one- and three-year periods reflected in the materials. The Trustees also considered each Fund’s performance in comparison to the performance results of a group (the “Peer Group”) of funds. The Trustees reviewed a description of Lipper’s methodology for selecting funds in each Fund’s Peer Group and Universe Group. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s investment performance is summarized below:

The Trustees considered that the performance of the Core Bond Trust had declined such that one-year performance was in the 5th quintile and three-year performance was in the 3rd quintile.

The Trustees considered that the performance of the Equity Index Trust for the one- and three- year periods was in the 1st quintile.

76   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

The Trustees considered that the performance of the Intermediate Bond Trust had declined such that one-year performance is in the 4th quintile and three-year performance is in the 3rd quintile.

The Trustees also considered management’s explanation for the performance of the Core Bond Trust and Intermediate Bond Trust. Based on the foregoing, the Trustees concluded that within the overall context of their deliberations about the Funds, performance of each Fund was sufficient for renewal.

Advisory Fees and Total Expenses

With respect to advisory fee and total expenses, the Board considered the fee waivers made by the Advisor and its affiliates and the contractual expense caps in place for each Fund. The Trustees also considered management’s significant investment in the Funds management business. The Trustees also considered the advisory fees and total expenses in the context of other accounts managed by the Advisor in a substantially similar manner. The Trustees also recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s advisory fees and expense ratios is summarized below:

The Trustees considered that the actual management fees for all of the Funds were in the 1st quintile, as are each Fund’s total expenses.

The Trustees considered that the Core Bond Trust’s and Intermediate Bond Trust’s contractual management fees were in the 1st quintile and that the Equity Index Trust’s were in the 4th quintile.

Based on the foregoing, the Trustees concluded that after giving effect to expense caps and within the context of their deliberations about each Fund’s advisory arrangement, the advisory fee of each Fund was reasonable.

Cost of Services and Estimated Profitability

At the request of the Trustees, the Advisor provided information regarding the estimated profitability to the Advisor in providing services to each Fund. The Board considered that the data represents the Advisor’s determination of its revenues from the contractual services provided to each Fund, less expenses of providing such services. The Board concluded that the Advisor’s profitability in respect of each Advisory Agreement was reasonable.

Possible Economies of Scale

The Trustees also considered possible economies of scale. The Trustees noted the fee caps in place for each Fund and the fee waivers made by the Advisor. The Trustees also considered management’s significant investment in the business and that certain fees are negotiated on a complex-wide basis, permitting each Fund to share in the scale of the organization.

In light of all of the foregoing and under the circumstances, the Board concluded that there was an acceptable sharing of any economies of scale at the present time.

Fall-Out Benefits

The Trustees also considered fall-out benefits to the Advisor and its affiliates including management’s profits on fees from administration, custody, fund accounting, and securities lending. The Board concluded, in light of all of the foregoing, and under the circumstances, fallout benefits were acceptable at the present time.

FEBRUARY 28, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   77

TAX LETTER
(Unaudited)

Certain tax information for the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2009. The information and distributions reported is this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2009. The information necessary to complete your income tax returns for the calendar year ending December 31, 2009 will be received under separate cover.

Dividend Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate rate shareholders for the fiscal year ended February 28, 2009:

Dividend Received Deduction
Equity Index Trust	98.31%

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$7,625

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2009:

Income from U.S. Treasury Obligations
Core Bond Trust	23.22%
Intermediate Bond Trust	21.39

Long-Term Capital Gain Designation —15%

The Equity Index Trust hereby designates approximately $1,000,000 as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2009.

78   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2009

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2009 All rights reserved. February 2009.	AN-INSTT-209

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Jerry B. Lewis. He is a “non-interested” trustee and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2009 – $126,300

2008 – $124,200

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)

2008 – $18,890,000

2007 – $15,213,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2009 – $23,610

2008 – $23,580

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2009 and February 29, 2008, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2009 – Not applicable

2008 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of          Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2009 – 0.0%

2008 – 0.0%

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $24.8 million in 2008 and $19.9 million in 2007.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2009

By:

/s/____________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 8, 2009